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    As filed with the Securities and Exchange Commission on January 31, 2000


                       1933 Act Registration No. 2-86271
                           1940 Act File No. 811-3838
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                             ----------------------

                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [ ]
                        Pre-Effective Amendment No. ___                      [ ]


                        Post-Effective Amendment No. 19                      [X]


                                     and/or
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [ ]


                                Amendment No. 25                             [X]


                        -------------------------------

                      STATE STREET RESEARCH CAPITAL TRUST

                        -------------------------------
               (Exact Name of Registrant as Specified in Charter)

               One Financial Center, Boston, Massachusetts 02111
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, Including Area Code: (617) 357-1200

                            Francis J. McNamara, III
             Executive Vice President, Secretary & General Counsel
                   State Street Research & Management Company
                              One Financial Center
                          Boston, Massachusetts 02111

                           Geoffrey R.T. Kenyon, Esq.
                          Goodwin, Procter & Hoar LLP
                  Exchange Place, Boston, Massachusetts 02109

It is proposed that this filing will become effective under Rule 485:

     [ ] Immediately upon filing pursuant to paragraph (b),


     [X] February 1, 2000 pursuant to paragraph (b),

     [ ] 60 days after filing pursuant to paragraph (a)(1),

     [ ] On __________________ pursuant to paragraph (a)(1),


     [ ] 75 days after filing pursuant to paragraph (a)(2),

     [ ] On __________________ pursuant to paragraph (a)(2).

         If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

      The Prospectus and Statement of Additional Information of State Street Research Emerging Growth Fund and State Street Research Aurora Fund series of State Street Research Capital Trust (the "Registrant") are included herein.

      The Prospectus and Statement of Additional Information of the State Street Research Mid-Cap Growth Fund (formerly, State Street Research Capital Fund) series of the Registrant are included in Post-Effective Amendment No. 19.

     The Prospectus and Statement of Additional Information of the State Street Research Capital Fund series of State Street Research Capital Trust (the "Registrant") are included in Post-Effective Amendment No. 17.

      Supplement No. 1 dated February 1, 2000

to    Prospectus dated February 1, 2000

for   State Street Research Emerging Growth Fund
      State Street Research Aurora Fund
      Series of State Street Research Capital Trust

      Subject to shareholder approval as described below, the following change is expected to be made:

      Rule 12b-1 Plan for Class A Shares

      The fund's Rule 12b-1 plan of distribution would be amended to allow the fund to increase its Rule 12b-1 fees. These fees are used to pay for service, distribution and marketing expenses related to Class A shares of the fund. The current 25 basis point fee would be increased to 40 basis points (0.40% or .0040) of the net assets attributable to Class A shares. The fund's distributor anticipates that the fund's Trustees will authorize an initial increase of substantially less than 15 basis points. However, shareholders are being asked to provide the Trustees with the flexibility to adjust the payments in the future within the authorized range.

      For Further Information

      The above change will be effective upon, and subject to, shareholder approval at a meeting scheduled for February 2000, or any continued session thereof. For more detailed information about this change, obtain a copy of the related Proxy Statement by calling the State Street Research Service Center at 1-800-562-0032.

      [LOGO] STATE STREET RESEARCH                                EM-R-1320-0100
                                                 Control Number: (exp0201)SSR-LD

This prospectus has information you should know before you invest. Please read it carefully and keep it with your investment records.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This prospectus will also be available in Spanish and Chinese in March by calling the State Street Research Service Center at 1-888-638-3193.

                          [LOGO] State Street Research

                              Emerging Growth Fund

                                    [GRAPHIC]

                                                            An aggressive growth
                                                                fund focusing on
                                                                  small emerging
                                                               growth companies.

                                                                      Prospectus
                                                                February 1, 2000

Contents
--------------------------------------------------------------------------------

1 The Fund
----------

   1  Goal and Strategies

   3  Principal Risks

   4  Volatility and Performance

   6  Investor Expenses

   8  Investment Management

9 Your Investment
-----------------

   9  Opening an Account

   9  Choosing a Share Class

  10  Sales Charges

  13  Dealer Compensation

  14  Buying and Selling Shares

  18  Account Policies

  20  Distributions and Taxes

  21  Investor Services

22 Other Information
--------------------

  22  Other Securities and Risks

  24  Financial Highlights

  27  Board of Trustees

Back Cover For Additional Information

                                    The Fund                                   1
--------------------------------------------------------------------------------

[GRAPHIC] Goal and Strategies

Fundamental Goal The fund seeks to provide growth of capital.

Principal Strategies Under normal market conditions, the fund invests at least 65% of total assets in emerging growth companies, with emphasis on small size companies.

The fund defines emerging growth companies as those that are less mature and appear to have the potential for rapid growth. While the fund may invest in emerging growth companies of any size, the fund generally expects to invest in companies which are small at the time it first invests in them -- that is, not larger than the stocks of the largest companies in the Russell 2000(R) Growth Index. The fund's stock investments may include common and preferred stocks, convertible securities and warrants.

In selecting stocks, the fund favors entrepreneurial companies that appear to be reasonably valued. The fund uses research to identify attractive companies, examining such features as a firm's financial condition, business prospects, competitive position and business strategy. The fund looks for companies that have good current or prospective earnings and strong management teams.

[GRAPHIC] Who May Want To Invest

State Street Research Emerging Growth Fund is designed for investors who seek one or more of the following:

o     an aggressive stock fund for a long-term goal

o     a fund to complement a portfolio of more conservative investments

o     a small company fund that emphasizes growth stocks over value stocks

The fund is not appropriate for investors who:

o     want to avoid high volatility or possible losses

o     are making short-term investments

o     are investing emergency reserve money

o     are seeking regular income

2                               The Fund continued
--------------------------------------------------------------------------------

The fund reserves the right to invest up to 35% of total assets in other securities. These may include other types of stocks, such as value or dividend stocks. They may also include bonds rated investment-grade at the time of purchase and their unrated equivalents, as well as U.S. government securities.

The fund may adjust the composition of its portfolio as market conditions and economic outlooks change. For more information about the fund's investments and practices, see page 22.

[GRAPHIC] Small Emerging Growth Companies

Over the long term, small emerging growth stocks have generally offered greater risks and greater rewards than the stock market as a whole.

During good economic periods, these companies have the potential to grow more quickly than others because they can be more nimble and focused and are typically in growing industries. Small emerging growth companies often generate enthusiasm among investors for their innovative products or services and strong, entrepreneurial leaders. Because they are aiming for maximum growth, most of these companies reinvest their earnings rather than pay dividends.

Poor or uncertain economic periods may cause the performance of small emerging growth companies to reverse direction. These companies usually lack the resources and the broad business lines to weather hard times, and their stock prices may tumble as investors abandon them in search of less volatile investments. Small emerging growth companies can also be more vulnerable to business setbacks than larger companies.

                                                                               3
[GRAPHIC] Principal Risks

Because the fund invests primarily in stocks, its major risks are those of stock investing, including sudden, unpredictable drops in value and the potential for periods of lackluster performance.

Emerging growth stocks of any size often have an above-average sensitivity to market movements because their market prices tend to reflect future expectations. Small company stocks can be particularly sensitive, because they may be thinly traded and can be subject to rapid changes in investor sentiment. During times of high volatility, the fund may have difficulty finding buyers for portfolio securities.

Because of these and other risks, the fund may underperform certain other stock funds (those emphasizing value stocks or large company stocks, for example) during periods when small company stocks or emerging growth stocks in general are out of favor. The success of the fund's investment strategy depends largely on the portfolio manager's skill in assessing the potential of the stocks the fund buys.

The fund's management approach, which may include short-term trading, could cause the fund's portfolio turnover rate to be above-average for a stock fund. High turnover will increase the fund's brokerage costs and may increase your tax liability if there are capital gains.

Because the fund may invest in U.S. companies with some international business, and also may invest in foreign companies, it is subject to the risks associated with international investing.

The fund's shares will rise and fall in value and there is a risk that you could lose money by investing in the fund. Also, the fund cannot be certain that it will achieve its goal. Finally, fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the FDIC.

Information on other securities and risks appears on page 22.

A "snapshot" of the fund's investments may be found in the current annual or semiannual report (see back cover).

4                          Volatility and Performance
--------------------------------------------------------------------------------

                                                                                               Years ended December 31
                                                                                ----------------------------------------------------
Year-by-Year Total Return (Class A)                                               1994     1995    1996     1997    1998    1999
====================================================================================================================================
                                                                                 (14.32)   16.34   25.44    29.60  (3.59)   52.15

Best quarter: fourth quarter 1999, up 47.87%
Worst quarter: third quarter 1998, down 25.86%

                                                                                               As of December 31, 1999
                                                                                ----------------------------------------------------
Average Annual Total Return                                                        1 Year             5 Years      Since Inception*
------------------------------------------------------------------------------------------------------------------------------------
                                  Class A (%)                                       43.40              21.19             13.55
                                  Class B(1)(a)                                     45.88              21.56             13.83
                                  Class B (%)                                       45.98              21.58             13.84
                                  Class C (%)                                       49.93              21.74             13.85
                                  Class S (%)                                       52.47              22.96             14.96
                                  Russell 2000 Growth Index (%)                     43.09              18.99             14.95
                                  S&P 500 Index (%)                                 21.03              28.54             22.95
                                  Lipper Small Cap Growth Funds Index (%)           61.17              23.66             18.50

*Since inception (10/4/93)

(a) Performance for Class B(1) reflects Class B performance through December 31, 1998. Class B(1) was introduced on January 1, 1999.

[GRAPHIC] Understanding Volatility and Performance

The chart and table on the opposite page are designed to show two aspects of the fund's track record:

o Year-by-Year Total Return shows how volatile the fund has been: how much the difference has been, historically, between its best years and worst years. In general, funds with higher average annual total returns will also have higher volatility. The graph includes the effects of fund expenses, but not sales charges. If sales charges had been included, returns would have been less than shown.

o Average Annual Total Return is a measure of the fund's performance over time. It is determined by taking the fund's performance over a given period and expressing it as an average annual rate. Average annual total return includes the effects of fund expenses and maximum sales charges for each class, and assumes that you sold your shares at the end of the period.

Also included are three independent measures of performance. Two are unmanaged stock indices: the S&P 500 (officially, the "Standard & Poor's 500 Index"), which includes 500 domestic stocks, and the Russell 2000(R) Growth Index, which contains only those stocks within the complete Russell 2000(R) Index (a small company index) that show above average growth. The Lipper Small Cap Growth Funds Index shows the performance of a category of mutual funds with similar goals. This index, which is also unmanaged, shows you how well the fund has done compared to competing funds.

While the fund does not seek to match the returns or the volatility of any index, these indices can be used as rough guides when gauging the return of this and other investments. When making comparisons, keep in mind that none of the indices includes the effects of sales charges. Also, even if your stock portfolio were identical to the S&P 500 or the Russell 2000(R) Growth, your returns would always be lower, because these indices don't include brokerage and administrative expenses. In both the chart and the table, the returns shown for the fund include performance from before the creation of certain share classes in 1994. If the returns for Class B(1), Class B and Class C from before 1994 had reflected their current service/distribution (12b-1) fees (as described on page
6), these returns would have been lower.

Also, the returns in both the chart and the table would have been lower if the distributor and its affiliates had not voluntarily reduced a portion of the fund's expenses.

Favorable investments in initial public offerings ("IPOs") have had a significant impact on the fund's performance in some periods. This impact may not be sustainable because of the unavailability of IPOs as market conditions change or allocations to the fund are reduced in the future. As the assets of the fund increase, the positive effect of IPOs on the fund's performance is likely to decline.

Keep in mind that past performance is no guarantee of future results.

6                              Investor Expenses
--------------------------------------------------------------------------------

                                                                                         Class descriptions begin on page 9
                                                                                 ---------------------------------------------------
Shareholder Fees (% of offering price)                                           Class A   Class B(1)   Class B   Class C   Class S
====================================================================================================================================
                                 Maximum front-end sales charge (load)             5.75       0.00        0.00      0.00      0.00
                                 Maximum deferred sales charge (load)              0.00(a)    5.00        5.00      1.00      0.00

Annual Fund Operating Expenses (% of average net assets)                         Class A   Class B(1)   Class B   Class C    Class S
====================================================================================================================================
                                 Management fee                                    0.75      0.75        0.75      0.75       0.75
                                 Service/distribution (12b-1) fees                 0.25      1.00        1.00      1.00       0.00
                                 Other expenses                                    0.37      0.37        0.37      0.37       0.37
                                                                                   ----      ----        ----      ----       ----
                                 Total annual fund operating expenses*             1.37      2.12        2.12      2.12       1.12
                                                                                   ----      ----        ----      ----       ----
                                 *Because some of the fund's expenses have
                                  been subsidized or reduced through expense
                                  offset arrangements, actual total operating
                                  expenses for the prior year were:                1.35      2.10        2.10      2.10       1.10

                                 The fund expects the expense subsidy to
                                 continue through the current fiscal year, although there is no guarantee that it will.

Example                                Year                          Class A      Class B(1)       Class B       Class C     Class S
====================================================================================================================================
                                       1                              $706        $715/$215       $715/$215     $315/$215     $114
                                       3                              $984        $964/$664       $964/$664       $664        $356
                                       5                             $1,282     $1,339/$1,139   $1,339/$1,139    $1,139       $617
                                       10                            $2,127        $2,261          $2,261        $2,452      $1,363

(a)   Except for investments of $1 million or more; see page 10.

[GRAPHIC] Understanding Investor Expenses

The information on the opposite page is designed to give you an idea of what you should expect to pay in expenses as an investor in the fund:

o Shareholder Fees are costs that are charged to you directly. These fees are not charged on reinvestments or exchanges.

o Annual Fund Operating Expenses are deducted from the fund's assets every year, and are thus paid indirectly by all fund investors.

o The Example is designed to allow you to compare the costs of this fund with those of other funds. It assumes that you invested $10,000 over the years indicated, reinvested all distributions, earned a hypothetical 5% annual return and paid the maximum applicable sales charges. For Class B(1) and Class B shares, it also assumes the automatic conversion to Class A shares after eight years.

Where two numbers are shown separated by a slash, the first one assumes you sold all your shares at the end of the period, while the second assumes you stayed in the fund. Where there is only one number, the costs would be the same either way.

The figures in the Example assume full annual expenses, and would be lower if they reflected the various expense reductions that may have been taken.

Investors should keep in mind that the example is for comparison purposes only. The fund's actual performance and expenses may be higher or lower.

8                              The Fund continued
--------------------------------------------------------------------------------

[GRAPHIC] Investment Management

The fund's investment manager is State Street Research & Management Company, One Financial Center, Boston, Massachusetts 02111. The firm traces its heritage back to 1924 and the founding of one of America's first mutual funds. Today the firm has more than $54 billion in assets under management (as of December 31,1999), including $19 billion in mutual funds.

The investment manager is responsible for the fund's investment and business activities, and receives the management fee (0.75% of average net assets, annually) as compensation. The investment manager is a subsidiary of Metropolitan Life Insurance Company.

James M. Weiss and Tucker Walsh have been responsible for the fund's day-to-day portfolio management since October 1999. Mr. Weiss is an executive vice president, deputy department head of equities, chief investment officer of equities and a member of the management committee. He joined the firm in 1995 and has worked as an investment professional since 1972. Previously, Mr. Weiss served as president of IDS Equity Advisors. Tucker Walsh is a vice president who joined the firm in 1997. Previously he served as an equity analyst at Chilton Investment Partners, Merrill Lynch and Cowen Asset Management. He has worked as an investment professional since 1991.

                                 Your Investment                               9
--------------------------------------------------------------------------------

[GRAPHIC] Opening an Account

If you are opening an account through a financial professional, he or she can assist you with all phases of your investment.

If you are investing through a large retirement plan or other special program, follow the instructions in your program materials.

To open an account without the help of a financial professional, please use the instructions on these pages.

[GRAPHIC] Choosing a Share Class

The fund generally offers four share classes, each with its own sales charge and expense structure: Class A, Class B(1), Class C and Class S. The fund also offers Class B shares, but only to current Class B shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of the State Street Research funds.

If you are investing a substantial amount and plan to hold your shares for a long period, Class A shares may make the most sense for you. If you are investing a lesser amount, you may want to consider Class B(1) shares (if investing for at least six years) or Class C shares (if investing for less than six years). If you are investing through a special program, such as a large employer-sponsored retirement plan or certain programs available through financial professionals, you may be eligible to purchase Class S shares.

Because all future investments in your account will be made in the share class you designate when opening the account, you should make your decision carefully. Your financial professional can help you choose the share class that makes the most sense for you.

10                          Your Investment continued
--------------------------------------------------------------------------------

Class A -- Front Load

o     Initial sales charge of 5.75% or less

o Lower sales charges for larger investments; see sales charge schedule at right

o Lower annual expenses than Class B(1) or Class C shares because of lower service/distribution (12b-1) fee of 0.25%

Class B(1) -- Back Load

o     No initial sales charge

o     Deferred sales charge of 5% or less on shares you sell within six years

o     Annual service/distribution (12b-1) fee of 1.00%

o Automatic conversion to Class A shares after eight years, reducing future annual expenses

Class B -- Back Load

o     Available only to current Class B shareholders; see page 11 for details

Class C -- Level Load

o     No initial sales charge

o Deferred sales charge of 1%, paid if you sell shares within one year of purchase

o     Lower deferred sales charge than Class B(1) shares

o     Annual service/distribution (12b-1) fee of 1.00%

o No conversion to Class A shares after eight years, so annual expenses do not decrease

Class S -- Special Programs

o Available only through certain retirement accounts, advisory accounts of the investment manager and other special programs, including broker programs through financial professionals with recordkeeping and other services; these programs usually involve special conditions and separate fees (consult your financial professional or your program materials)

o     No sales charges of any kind

o No service/distribution (12b-1) fees; annual expenses are lower than other share classes

Sales Charges

Class A -- Front Load

when you invest                       this % is           which equals
this amount                           deducted            this % of
                                      for sales           your net
                                      charges             investment
================================================================================
Up to $50,000                           5.75                 6.10
$50,000 to $100,000                     4.50                 4.71
$100,000 to $250,000                    3.50                 3.63
$250,000 to $500,000                    2.50                 2.56
$500,000 to $1 million                  2.00                 2.04
$1 million or more                             see below

With Class A shares, you pay a sales charge when you buy shares.

If you are investing $1 million or more (either as a lump sum or through any of the methods described on the application), you can purchase Class A shares without any sales charge. However, you may be charged a "contingent deferred sales charge" (CDSC) of up to 1% if you sell any shares within one year of purchasing them. See "Other CDSC Policies" on page 12.

Class A shares are also offered with low or no sales charges through various wrap-fee programs and other sponsored arrangements (consult your financial professional or your program materials).

Class B(1) -- Back Load

                                                this % of net asset value
when you sell shares                            at the time of purchase (or
in this year after you                          of sale, if lower) is deduct-
bought them                                     ed from your proceeds
================================================================================
First year                                                5.00
Second year                                               4.00
Third year                                                3.00
Fourth year                                               3.00
Fifth year                                                2.00
Sixth year                                                1.00
Seventh or eighth year                                    None

With Class B(1) shares, you pay no sales charge when you invest, but you are charged a "contingent deferred sales charge" (CDSC) when you sell shares you have held for six years or less, as described in the table above. See "Other CDSC Policies" on page 12.

Class B(1) shares automatically convert to Class A shares after eight years; Class A shares have lower annual expenses.

Class B -- Back Load

Class B shares are available only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of the State Street Research funds. Other investments made by current Class B shareholders will be in Class B(1) shares.

With Class B shares, you are charged a "contingent deferred sales charge" (CDSC) when you sell shares you have held for five years or less. The CDSC is a percentage of net asset value at the time of purchase (or of sale, if lower) and is deducted from your proceeds. When you sell shares in the first year after you bought them, the CDSC is 5.00%; second year, 4.00%; third year, 3.00%; fourth year, 3.00%; fifth year, 2.00%; sixth year or later, none. See "Other CDSC Policies" on page 12.

Class B shares automatically convert to Class A shares after eight years.

Class C -- Level Load

                                                this % of net asset value
when you sell shares                            at the time of purchase (or
in this year after you                          of sale, if lower) is deduct-
bought them                                     ed from your proceeds
================================================================================
First year                                                1.00
Second year or later                                      None

With Class C shares, you pay no sales charge when you invest, but you are charged a "contingent deferred sales charge" (CDSC) when you sell shares

12                          Your Investment continued
--------------------------------------------------------------------------------

you have held for one year or less, as described in the table above. See "Other CDSC Policies" below.

Class C shares currently have the same annual expenses as Class B(1) shares but never convert to Class A shares.

Class S -- Special Programs

Class S shares have no sales charges.

Other CDSC Policies

The CDSC will be based on the net asset value of the shares at the time of purchase (or sale, if lower). Any shares acquired through reinvestment are not subject to the CDSC. There is no CDSC on exchanges into other State Street Research funds, and the date of your initial investment will continue to be used as the basis for CDSC calculations when you exchange. To ensure that you pay the lowest CDSC possible, the fund will always use the shares with the lowest CDSC to fill your sell requests.

The CDSC is waived on shares sold for participant initiated distributions from State Street Research prototype retirement plans. In other cases, the CDSC is waived on shares sold for mandatory retirement distributions or for distributions because of disability or death. Consult your financial professional or the State Street Research Service Center for more information.

[GRAPHIC] Understanding Service/Distribution Fees

As noted in the descriptions on pages 10 to 12, all share classes except Class S have an annual service/distribution fee, also called a 12b-1 fee.

Under its current 12b-1 plans, the fund may pay certain service and distribution fees for these classes out of fund assets. Because 12b-1 fees are an ongoing expense, they will increase the cost of your investment and, over time, could potentially cost you more than if you had paid other types of sales charges. For that reason, you should consider the effects of 12b-1 fees as well as sales loads when choosing a share class.

Some of the 12b-1 fees are used to compensate those financial professionals who sell fund shares and provide ongoing service to shareholders. The table on the next page shows how these professionals' compensation is calculated.

The fund may continue to pay 12b-1 fees even if the fund is subsequently closed to new investors.

[GRAPHIC] Dealer Compensation

Financial professionals who sell shares of State Street Research funds and perform services for fund investors may receive sales commissions, annual fees and other compensation. These are paid by the fund's distributor, using money from sales charges, service/distribution (12b-1) fees and its other resources.

Brokers and agents may charge a transaction fee on orders of fund shares placed directly through them. The distributor may pay its affiliate MetLife Securities, Inc. additional compensation of up to 0.25% of certain sales or assets.

Dealer Commissions (%)                Class A       Class B(1)   Class B    Class C      Class S
=================================================================================================
Commission                           See below        4.00        4.00        1.00        0.00
  Investments up to $50,000            5.00             --          --          --          --
  $50,000 to $100,000                  4.00             --          --          --          --
  $100,000 to $250,000                 3.00             --          --          --          --
  $250,000 to $500,000                 2.00             --          --          --          --
  $500,000 to $1 million               1.75             --          --          --          --
  First $1 to 3 million                1.00(a)          --          --          --          --
  Next $2 million                      0.75(a)          --          --          --          --
  Next $2 million                      0.50(a)          --          --          --          --
  Next $1 and above                    0.25(a)          --          --          --          --
Annual fee                             0.25           0.25        0.25        1.00        0.00

Brokers for Portfolio Trades When placing trades for the fund's portfolio, State Street Research chooses brokers that provide the best execution (a term defined by service as well as price), but may also consider the sale of shares of the State Street Research funds by the broker.

(a) If your financial professional declines this commission, the one-year CDSC on your investment is waived.

14                          Buying and Selling Shares
--------------------------------------------------------------------------------

[GRAPHIC] Policies for Buying Shares

Once you have chosen a share class, the next step is to determine the amount you want to invest.

Minimum Initial Investments:

o     $1,000 for accounts that use the Investamatic program(a)

o     $2,000 for Individual Retirement Accounts(a)

o     $2,500 for all other accounts

Minimum Additional Investments:

o     $50 for any account

Complete the enclosed application. You can avoid future inconvenience by signing up now for any services you might later use.

Timing of Requests All requests received in good order by State Street Research before the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. eastern time) will be executed the same day, at that day's closing share price. Orders received thereafter will be executed the following day, at that day's closing share price.

Wire Transactions Funds may be wired between 8:00 a.m. and 4:00 p.m. eastern time. To make a same-day wire investment, please notify State Street Research by 12:00 noon of your intention to wire funds, and make sure your wire arrives by 4:00 p.m. If the New York Stock Exchange closes before 4:00 p.m. eastern time, you may be unable to make a same-day wire investment. Your bank may charge a fee for wiring money.

(a) Except $500 for Individual Retirement Accounts during special promotional periods.

                             To Open an Account                                    To Add to an Account

[GRAPHIC] Through a          Consult your financial professional or your           Consult your financial professional or your
          Professional       program materials.                                    program materials.
          or Program

By Mail [GRAPHIC]            Make your check payable to "State Street Research     Fill out an investment slip, or indicate the fund
                             Funds." Forward the check and your application to     name and account number on your check. Make your
                             State Street Research.                                check payable to "State Street Research Funds."
                                                                                   Forward the check and slip to State Street
                                                                                   Research.

[GRAPHIC] By Federal         Call to obtain an account number and forward your     Call State Street Research to obtain a control
          Funds Wire         application to State Street Research. Wire funds      number. Instruct your bank to wire funds to:
                             using the instructions at right.                      o State Street Bank and Trust Company, Boston, MA
                                                                                   o ABA: 011000028
                                                                                   o BNF: fund name and share class you want to buy
                                                                                   o AC: 99029761
                                                                                   o OBI: your name and your account number
                                                                                   o Control: the number given to you by State
                                                                                     Street Research

By Electronic [GRAPHIC]      Verify that your bank is a member of the ACH          Call State Street Research to verify that the
Funds Transfer               (Automated Clearing House) system. Forward your       necessary bank information is on file for your
(ACH)                        application to State Street Research. Please be       account. If it is, you may request a transfer
                             sure to include the appropriate bank information.     by telephone or Internet. If not, please ask
                             Call State Street Research to request a purchase.     State Street Research to provide you with an EZ
                                                                                   Trader application.

[GRAPHIC] By Investamatic    Forward your application, with all appropriate        Call State Street Research to verify that
                             sections completed, to State Street Research,         Investamatic is in place on your account, or to
                             along with a check for your initial investment        request a form to add it. Investments are
                             payable to "State Street Research Funds."             automatic once Investamatic is in place.

By Exchange [GRAPHIC]        Call State Street Research or visit our Web site.     Call State Street Research or visit our Web site.

State Street Research Service Center PO Box 8408, Boston, MA 02266-8408
Call toll-free: 1-800-562-0032 (business days 8:00 a.m. - 6:00 p.m., eastern time)

Internet www.ssrfunds.com

16                          Your Investment continued
--------------------------------------------------------------------------------

[GRAPHIC] Policies for Selling Shares

Circumstances that Require Written Requests Please submit instructions in writing when any of the following apply:

o     you are selling more than $100,000 worth of shares

o     the name or address on the account has changed within the last 30 days

o you want the proceeds to go to a name or address not on the account registration

o you are transferring shares to an account with a different registration or share class

o you are selling shares held in a corporate or fiduciary account; for these accounts, additional documents are required:

      corporate accounts: certified copy of a corporate resolution fiduciary accounts: copy of power of attorney or other governing document

To protect your account against fraud, all signatures on these documents must be guaranteed. You may obtain a signature guarantee at most banks and securities dealers. A notary public cannot provide a signature guarantee.

Incomplete Sell Requests State Street Research will attempt to notify you promptly if any information necessary to process your request is missing.

Timing of Requests All requests received in good order by State Street Research before the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. eastern time) will be executed the same day, at that day's closing share price. Requests received thereafter will be executed the following day, at that day's closing share price.

Wire Transactions Proceeds sent by federal funds wire must total at least $5,000. A fee of $7.50 will be deducted from all proceeds sent by wire, and your bank may charge an additional fee to receive wired funds.

Selling Recently Purchased Shares If you sell shares before the check or electronic funds transfer (ACH) for those shares has been collected, you will not receive the proceeds until your initial payment has cleared. This may take up to 15 days after your purchase was recorded (in rare cases, longer). If you open an account with shares purchased by wire, you cannot sell those shares until your application has been processed.

                         Instructions for Selling Shares                      17
--------------------------------------------------------------------------------
                              To Sell Some Or All of Your Shares

[GRAPHIC] Through a           Consult your financial professional or your
          Professional        program materials.
          or Program

By Mail [GRAPHIC]             Send a letter of instruction, an endorsed stock
                              power or share certificates (if you hold certificate shares) to State Street Research.
                              Specify the fund, the account number and the dollar value or number of shares. Be sure to include all necessary signatures and any additional documents, as well as signature guarantees if required (see facing page).

[GRAPHIC] By Federal          Check with State Street Research to make sure that
          Funds Wire          a wire redemption privilege, including a bank
                              designation, is in place on your account. Once this is established, you may place your request to sell shares with State Street Research. Proceeds will be sent to your pre-designated bank account.
                              (See "Wire Transactions" on facing page.)

By Electronic  [GRAPHIC]      Check with State Street Research to make sure that
Funds Transfer                the EZ Trader feature, including a bank
(ACH)                         designation, is in place on your account. Once
                              this is established, you may place your request to sell shares with State Street Research by telephone or Internet. Proceeds will be sent to your pre-designated bank account.

[GRAPHIC] By Telephone        As long as the transaction does not require a
                              written request (see facing page), you or your financial professional can sell shares by calling
                              State Street Research. A check will be mailed to your address of record on the following business day.

By Exchange [GRAPHIC]         Read the prospectus for the fund into which you
                              are exchanging. Call State Street Research or visit our Web site.

[GRAPHIC] By Systematic       See plan information on page 21.
          Withdrawal Plan

State Street Research Service Center PO Box 8408, Boston, MA 02266-8408 Call toll-free: 1-800-562-0032 (business days 8:00 a.m. - 6:00 p.m., eastern time)

Internet www.ssrfunds.com

18                         Your Investment continued
--------------------------------------------------------------------------------

[GRAPHIC] Account Policies

Telephone Requests When you open an account you automatically receive telephone privileges, allowing you to place requests for your account by telephone. Your financial professional can also use these privileges to request exchanges on your account, and, with your written permission, redemptions. For your protection, all telephone calls are recorded.

As long as State Street Research takes certain measures to authenticate telephone requests on your account, you may be held responsible for unauthorized requests. Unauthorized telephone requests are rare, but if you want to protect yourself completely, you can decline the telephone privilege on your application. The fund may suspend or eliminate the telephone privilege at any time.

Exchange Privileges There is no fee to exchange shares among State Street Research funds. Your new fund shares will be the equivalent class of your current shares. Any contingent deferred sales charges will continue to be calculated from the date of your initial investment.

You must hold Class A shares of any fund for at least 30 days before you may exchange them at net asset value for Class A shares of a different fund with a higher applicable sales charge.

Frequent exchanges can interfere with fund management and drive up costs for all shareholders. Because of this, the fund currently limits each account, or group of accounts under common ownership or control, to six exchanges per calendar year. The fund may change or eliminate the exchange privilege at any time, may limit or cancel any shareholder's exchange privilege and may refuse to accept any exchange request, particularly those associated with "market timing" strategies.

For Merrill Lynch customers, exchange privileges extend to Summit Cash Reserves Fund, which is related to the fund for purposes of investment and investor services.

Accounts with Low Balances If the value of your account falls below $1,500, State Street Research may mail you a notice asking you to bring the account back up to $1,500 or close it out. If you do not take action within 60 days, State Street Research may either sell your shares and mail the proceeds to you at the address of record or, depending on the circumstances, may deduct an annual maintenance fee (currently $18).

The Fund's Business Hours The fund is open the same days as the New York Stock Exchange (generally Monday through Friday). Fund representatives are available from 8:00 a.m. to 6:00 p.m. eastern time on these days.

Calculating Share Price The fund calculates its net asset value (NAV) every business day at the close of regular trading on the New York Stock Exchange (but not later than 4:00 p.m. eastern time). NAV is calculated by dividing the fund's net assets by the number of its shares outstanding.

In calculating its NAV, the fund uses the last reported sale price or quotation for portfolio securities. However, in cases where these are unavailable, or when the investment manager believes that subsequent events have rendered them unreliable, the fund may use fair-value estimates instead.

Because foreign securities markets are sometimes open on different days from U.S. markets, there may be instances when the value of the fund's portfolio changes on days when you cannot buy or sell shares.

Reinstating Recently Sold Shares For 120 days after you sell shares, you have the right to "reinstate" your investment by putting some or all of the proceeds into any currently available State Street Research fund at net asset value. Any CDSC you paid on the amount you are reinstating will be credited to your account. You may only use this privilege once in any twelve-month period with respect to your shares of a given fund.

Additional Policies Please note that the fund maintains additional policies and reserves certain rights, including:

o Requirements for initial or additional investments, reinvestments, periodic investment plans, retirement and employee benefit plans, sponsored arrangements and other similar programs may be changed from time to time without further notice or supplement to this prospectus

o     All orders to purchase shares are subject to acceptance by the fund

o At any time, the fund may change or discontinue its sales charge waivers and any of its order acceptance practices, and may suspend the sale of its shares

o The fund may delay sending you redemption proceeds for up to seven days, or longer if permitted by the SEC

o To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the State Street Research Service Center promptly

20                          Your Investment continued
--------------------------------------------------------------------------------

[GRAPHIC] Tax Considerations

Unless your investment is in a tax-deferred account, you may want to avoid:

o investing a large amount in the fund close to the end of its fiscal year or a calendar year (if the fund makes a distribution, you will receive some of your investment back as a taxable distribution)

o selling shares at a loss for tax purposes and investing in a substantially identical investment within 30 days before or after that sale (such a transaction is usually considered a "wash sale," and you will not be allowed to claim a tax loss in the current year)

[GRAPHIC] Distributions and Taxes

Income and Capital Gains Distributions The fund typically distributes any net income and net capital gains to shareholders in December, after the end of the fund's fiscal year, which is September 30.

You may have your distributions reinvested in the fund, invested in a different State Street Research fund, deposited in a bank account, or mailed out by check. If you do not give State Street Research other instructions, your distributions will automatically be reinvested in the fund.

Tax Effects of Distributions and Transactions In general, any dividends and short-term capital gains distributions you receive from the fund are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as capital gains -- in most cases, at a different rate from those that apply to ordinary income.

The tax you pay on a given capital gains distribution generally depends on how long the fund has held the portfolio securities it sold. It does not depend on how long you have owned your fund shares or whether you reinvest your distributions.

Every year, the fund will send you information detailing the amount of ordinary income and capital gains distributed to you for the previous year.

The sale of shares in your account may produce a gain or loss, and is a taxable event. For tax purposes, an exchange is the same as a sale.

Your investment in the fund could have additional tax consequences. Please consult your tax professional for assistance.

Backup Withholding By law, the fund must withhold 31% of your distributions and proceeds if you have not provided complete, correct taxpayer information.

[GRAPHIC] Investor Services

Investamatic Program Use Investamatic to set up regular automatic investments in the fund from your bank account. You determine the frequency and amount of your investments.

Systematic Withdrawal Plan This plan is designed for retirees and other investors who want regular withdrawals from a fund account. The plan is free and allows you to withdraw up to 12% of your fund assets a year (minimum $50 per withdrawal) without incurring any contingent deferred sales charges. Certain terms and minimums apply.

EZTrader This service allows you to purchase or sell fund shares over the telephone through the ACH (Automated Clearing House)system.

Dividend Allocation Plan This plan automatically invests your distributions from the fund into another fund of your choice, without any fees or sales charges.

Automatic Bank Connection This plan lets you route any distributions or Systematic Withdrawal Plan payments directly to your bank account.

Retirement Plans State Street Research also offers a full range of prototype retirement plans for individuals, sole proprietors, partnerships, corporations and employees.

Call 1-800-562-0032 for information on any of the services described above.

22                             Other Information
--------------------------------------------------------------------------------

[GRAPHIC] Other Securities and Risks

Each of the fund's portfolio securities and investment practices offers certain opportunities and carries various risks. Major investments and risk factors are outlined in the fund description starting on page 1. Below are brief descriptions of other securities and practices, along with their associated risks.

Restricted and Illiquid Securities Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price. Some of these securities are new and complex, and trade only among institutions; the markets for these securities are still developing, and may not function as efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper the fund's ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, the fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the fund) may have a subjective element.

International Exposure Many U.S. companies in which the fund may invest generate significant revenues and earnings from abroad. As a result, these companies and the prices of their securities may be affected by weaknesses in global and regional economies and the relative value of foreign currencies to the U.S. dollar. These factors, taken as a whole, could adversely affect the price of fund shares.

Foreign Investments Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. These risks are usually higher in less developed countries. The fund may use foreign currencies and related instruments to hedge its foreign investments.

In addition, foreign securities may be more difficult to resell and the markets for them less efficient than for comparable U.S. securities. Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Derivatives Derivatives, a category that includes options and futures, are financial instruments whose value derives from one or more securities, indices or currencies. The fund may use certain derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives for hedging its positions in foreign securities. The fund may also use certain derivatives for speculation (investing for potential income or capital gain).

While hedging can guard against potential risks, it adds to the fund's expenses and can eliminate some opportunities for gains. There is also a risk that a derivative intended as a hedge may not perform as expected. The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

With some derivatives, whether used for hedging or speculation, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the fund.

Securities Lending The fund may seek additional income or fees by lending portfolio securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the fund could lose money.

Bonds The value of any bonds held by the fund is likely to decline when interest rates rise; this risk is greater for bonds with longer maturities. A less significant risk is that a bond issuer could default on principal or interest payments, causing a loss for the fund.

When-issued Securities The fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

Defensive Investing During unusual market conditions, the fund may place up to 100% of total assets in cash or high-quality, short-term debt securities. To the extent that the fund does this, it is not pursuing its goal.

Initial Public Offerings Investments in initial public offerings ("IPOs") can have a significant positive impact on the fund's performance. The positive effect of investments in IPOs may not be sustainable because of a number of factors. The fund may not be able to buy shares in some IPOs, or may be able to buy only a small number of shares. Also, the fund may not be able to buy the shares at the commencement of the offering, and the general availability and performance of IPOs are dependent on market psychology and economic conditions. Also, the relative performance impact of IPOs is likely to decline as the fund grows.

24                            Financial Highlights
--------------------------------------------------------------------------------

These highlights are intended to help you understand the fund's performance over the past five years. The information in these tables has been audited by PricewaterhouseCoopers LLP, the fund's independent accountants. Their report and the fund's financial statements are included in the fund's annual report, which is available upon request. Total return figures assume reinvestment of all distributions.

                                                                                                                         Class B(1)
                                                                                                                        ------------
                                                                                                                           Period
                                                                              Class A                                      ended
                                                      --------------------------------------------------------          September 30
                                                                      Years ended September 30                          ------------
Per Share Data                                        1995(a)     1996(a)     1997(a)     1998(a)      1999(a)            1999(a)(d)
====================================================================================================================================
 Net asset value, beginning of year ($)                8.56        9.69        11.33       15.53        8.86               10.22
                                                       ----       -----        -----       -----       -----               -----
   Net investment loss ($)*                           (0.08)      (0.09)       (0.08)      (0.05)      (0.08)              (0.12)

   Net realized and unrealized gain (loss) on
   investments ($)                                     1.21        1.73         5.13       (4.01)       2.60                0.36
                                                       ----       -----        -----       -----       -----               -----
 Total from investment operations ($)                  1.13        1.64         5.05       (4.06)       2.52                0.24
                                                       ----       -----        -----       -----       -----               -----
    Distributions from capital gains ($)                 --          --        (0.85)      (2.61)      (0.37)                 --
                                                       ----       -----        -----       -----       -----               -----
 Total distributions ($)                                 --          --        (0.85)      (2.61)      (0.37)               --
                                                       ----       -----        -----       -----       -----               -----
 Net asset value, end of year ($)                      9.69       11.33        15.53        8.86       11.01               10.46
                                                       ====       =====        =====       =====       =====               =====
 Total return (%)(b)                                  13.20       16.92        48.00      (29.97)      29.10                2.35(d)

Ratios/Supplemental Data
====================================================================================================================================
 Net assets at end of year ($ thousands)             21,480      19,791       34,446      30,858      31,384               3,767

 Expense ratio (%)                                     1.35        1.35         1.35        1.35        1.37                2.12(e)

 Expense ratio after expense reductions (%)*           1.35        1.35         1.35        1.35        1.35                2.10(e)

 Ratio of net investment loss
 to average net assets (%)*                           (0.93)      (0.96)       (0.64)      (0.45)      (0.75)              (1.59)(e)

 Portfolio turnover rate (%)                         178.60      155.85       273.33       98.30       93.38               93.38

 * Reflects voluntary reduction of
   expenses per share of these amounts ($)             0.06        0.04         0.04        0.02        0.05                0.05

                                                                                Class B
                                                       ---------------------------------------------------------
                                                                       Years ended September 30
Per Share Data                                         1995(a)      1996(a)     1997(a)      1998(a)    1999(a)
================================================================================================================
 Net asset value, beginning of year ($)                  8.52         9.58        11.11       15.09        8.48
                                                         ----        -----        -----        ----       -----
   Net investment loss ($)*                             (0.14)       (0.17)       (0.16)      (0.14)      (0.15)
   Net realized and unrealized gain (loss) on
   investments ($)                                       1.20         1.70         4.99       (3.86)       2.50
                                                         ----        -----        -----        ----       -----
 Total from investment operations ($)                    1.06         1.53         4.83       (4.00)       2.35
                                                         ----        -----        -----        ----       -----
   Distributions from capital gains ($)                    --           --        (0.85)      (2.61)      (0.37)
                                                         ----        -----        -----        ----       -----
 Total distributions ($)                                   --           --        (0.85)      (2.61)      (0.37)
                                                         ----        -----        -----        ----       -----
 Net asset value, end of year ($)                        9.58        11.11        15.09        8.48       10.46
                                                         ====        =====        =====        ====       =====
 Total return (%)(b)                                    12.44        15.97        46.91      (30.56)      28.37

Ratios/Supplemental Data
================================================================================================================
 Net assets at end of year ($ thousands)               26,489       23,656       40,512      46,315      44,377

 Expense ratio (%)                                       2.10         2.10         2.10        2.10        2.12

 Expense ratio after expense reductions(%)*              2.10         2.10         2.10        2.10        2.10

 Ratio of net investment loss
 to average net assets (%)*                             (1.67)       (1.71)       (1.40)      (1.20)      (1.50)

 Portfolio turnover rate (%)                           178.60       155.85       273.33       98.30       93.38

 *Reflects voluntary reduction of
   expenses per share of these amounts ($)               0.06         0.04         0.03        0.02        0.05

                                                                               Class C
                                                       -------------------------------------------------------
                                                                       Years ended September 30
Per Share Data                                         1995(a)      1996(a)     1997(a)     1998(a)     1999(a)
==============================================================================================================
 Net asset value, beginning of year ($)                  8.52        9.58        11.10       15.10       8.49
                                                         ----       -----        -----        ----      -----
   Net investment loss ($)*                             (0.14)      (0.16)       (0.16)      (0.14)     (0.15)
   Net realized and unrealized gain (loss) on
   investments ($)                                       1.20        1.68         5.01       (3.86)      2.49
                                                         ----       -----        -----        ----      -----
 Total from investment operations ($)                    1.06        1.52         4.85       (4.00)      2.34
                                                         ----       -----        -----        ----      -----
   Distributions from capital gains ($)                    --          --        (0.85)      (2.61)     (0.37)
                                                         ----       -----        -----        ----      -----
 Total distributions ($)                                   --          --        (0.85)      (2.61)     (0.37)
                                                         ----       -----        -----        ----      -----
 Net asset value, end of year ($)                        9.58       11.10        15.10        8.49      10.46
                                                         ====       =====        =====        ====      =====
 Total return (%)(b)                                    12.44       15.87        47.15      (30.52)     28.21

Ratios/Supplemental Data
==============================================================================================================
 Net assets at end of year ($ thousands)                7,391       4,503        7,460       7,012      6,545

 Expense ratio (%)                                       2.10        2.10         2.10        2.10       2.12

 Expense ratio after expense reductions(%)*              2.10        2.10         2.10        2.10       2.10

 Ratio of net investment loss
 to average net assets (%)*                             (1.67)      (1.71)       (1.41)      (1.20)     (1.50)

 Portfolio turnover rate (%)                           178.60      155.85       273.33       98.30      93.38

 *Reflects voluntary reduction of
   expenses per share of these amounts ($)               0.06        0.04         0.03        0.02       0.05

(a)   Per-share figures have been calculated using the average shares method.

(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the distributor and its affiliates had not voluntarily reduced the fund's expenses.

(c)   January 1, 1999 (commencement of share class) to September 30, 1999.

(d)   Not annualized.

(e)   Annualized.

26                       Financial Highlights continued
--------------------------------------------------------------------------------

                                                                                   Class S
                                                    --------------------------------------------------------------------
                                                                          Years ended September 30
Per Share Data                                      1995(a)         1996(a)         1997(a)        1998(a)        1999(a)
========================================================================================================================
 Net asset value, beginning of year ($)              8.60            9.77           11.44          15.73           9.02
                                                     ----           -----           -----           ----          -----
   Net investment loss ($)*                         (0.06)          (0.07)          (0.04)         (0.02)         (0.05)
   Net realized and unrealized gain (loss) on
   investments ($)                                   1.23            1.74            5.18          (4.08)          2.66
                                                     ----           -----           -----           ----          -----
 Total from investment operations ($)                1.17            1.67            5.14          (4.10)          2.61
                                                     ----           -----           -----           ----          -----
    Distributions from capital gains ($)               --              --           (0.85)         (2.61)         (0.37)
                                                     ----           -----           -----           ----          -----
 Total distributions ($)                               --              --           (0.85)         (2.61)         (0.37)
                                                     ----           -----           -----           ----          -----
 Net asset value, end of year ($)                    9.77           11.44           15.73           9.02          11.26
                                                     ====           =====           =====           ====          =====
 Total return (%)(b)                                13.60           17.09           48.34         (29.83)         29.59

Ratios/Supplemental Data
========================================================================================================================
 Net assets at end of year ($ thousands)           12,380          13,311           7,008          4,958          6,432

 Expense ratio (%)                                   1.10            1.10            1.10           1.10           1.12

 Expense ratio after expense reductions (%)*         1.10            1.10            1.10           1.10           1.10

 Ratio of net investment loss
 to average net assets (%)*                         (0.71)          (0.71)          (0.39)         (0.19)         (0.51)

 Portfolio turnover rate (%)                       178.60          155.85          273.33          98.30          93.38

 * Reflects voluntary reduction of
   expenses per share of these amounts ($)           0.06            0.04            0.03           0.02           0.05

(a)   Per-share figures have been calculated using the average shares method.

(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the distributor and its affiliates had not voluntarily reduced the fund's expenses.

                                Board of Trustees                             27
--------------------------------------------------------------------------------

[GRAPHIC] The Board of Trustees is responsible for the operation of the fund. They establish the Fund's major policies, review investments, and provide guidance to the investment manager and others who provide services to the Fund. The Trustees have diverse backgrounds and substantial experience in business and other areas.

Ralph F. Verni
Chairman of the Board, President,
Chief Executive Officer and Director,
State Street Research & Management Company

Bruce R. Bond
Former Chairman of the Board,
Chief Executive Officer
and President,
PictureTel Corporation

Steve A. Garban
Former Senior Vice President for Finance and Operations and Treasurer,
The Pennsylvania State University

Malcolm T. Hopkins
Former Vice Chairman of the Board
and Chief Financial Officer,
St. Regis Corp.

Dean O. Morton
Former Executive Vice President,
Chief Operating Officer and Director,
Hewlett-Packard Company

Susan M. Phillips
Dean, School of Business and Public
Management, George Washington
University; former Member of the Board of Governors of the Federal Reserve System and Chairman and Commissioner of the Commodity Futures Trading
Commission

Toby Rosenblatt
President, Founders Investments Ltd.
President,The Glen Ellen Company

Michael S. Scott Morton
Jay W. Forrester Professor of
Management, Sloan School of
Management, Massachusetts
Institute of Technology

28                                    Notes
--------------------------------------------------------------------------------

                                      Notes                                   29
--------------------------------------------------------------------------------

                           For Additional Information

If you have questions about the fund or would like to request a free copy of the current annual/semiannual report or SAI, contact State Street Research or your financial professional.

[LOGO] STATE STREET RESEARCH
Service Center
P.O. Box 8408, Boston, MA 02266
Telephone: 1-800-562-0032
Internet: www.ssrfunds.com

You can also obtain information about the fund, including the SAI and certain other fund documents, on the Internet at www.sec.gov, in person at the SEC's Public Reference Room in Washington, DC (telephone 1-800-SEC-0330) or by mail by sending your request, along with a duplicating fee, to the SEC's Public Reference Section, Washington, DC 20549-6009.

You can find additional information on the fund's structure and its performance in the following documents:

Annual/Semiannual Reports While the prospectus describes the fund's potential investments, these reports detail the fund's actual investments as of the report date. Reports include a discussion by fund management of recent economic and market trends and fund performance. The annual report also includes the report of the fund's independent accountants.

Statement of Additional Information (SAI) A supplement to the prospectus, the SAI contains further information about the fund and its investment limitations and policies. A current SAI for this fund is on file with the Securities and Exchange Commission and is incorporated by reference (is legally part of this prospectus).

Ticker Symbols
================================================================================
Class A                                                             SCGAX
Class B(1) (proposed)                                               SCGPX
Class B                                                             SCGBX
Class C                                                             SGCDX
Class S (proposed)                                                  SGCCX

prospectus
------------------------
SECFile Number: 811-3838

                                                                    EM-1130-0100
                                                 Control Number: (exp0201)SSR-LD

This prospectus has information you should know before you invest. Please read it carefully and keep it with your investment records.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                          [LOGO] State Street Research

                                   Aurora Fund

                                    [GRAPHIC]

                                                             A stock fund with a
                                                               value approach to
                                                            small-cap investing.

                                                                      Prospectus
                                                                February 1, 2000

Contents
--------------------------------------------------------------------------------

1 The Fund
----------

   1  Goal and Strategies

   3  Principal Risks

   4  Volatility and Performance

   6  Investor Expenses

   8  Investment Management

9 Your Investment
-----------------

   9  Opening an Account

   9  Choosing a Share Class

  10  Sales Charges

  13  Dealer Compensation

  14  Buying and Selling Shares

  18  Account Policies

  20  Distributions and Taxes

  21  Investor Services

22 Other Information
--------------------

  22  Other Securities and Risks

  24  Financial Highlights

  27  Board of Trustees

Back Cover For Additional Information

                                    The Fund                                   1
--------------------------------------------------------------------------------

[GRAPHIC] Goal and Strategies

Fundamental Goal The fund seeks to provide high total return, consisting principally of capital appreciation.

Principal Strategies Under normal market conditions, the fund invests at least 65% of total assets in small company value stocks.

The fund generally expects that most investments will be in stocks of companies no larger than the largest companies in the Russell 2000(R) Value Index. The fund may continue to hold or buy additional stock in a company that has outgrown this range if the stock remains attractive. The fund's stock investments may include common and preferred stocks, convertible securities and warrants.

In choosing among small company stocks, the fund takes a value approach, searching for those companies that appear to be trading below their true worth. The fund uses research to identify potential investments, examining such features as a firm's financial condition, business prospects, competitive position and business strategy. The fund looks for companies that appear likely to come back into favor with investors, for reasons that may range from good prospective earnings or strong management teams to new products or services.

[GRAPHIC] Who May Want To Invest

State Street Research Aurora Fund is designed for investors who seek one or more of the following:

o     an aggressive stock fund for a long-term goal

o     a fund to complement a portfolio of more conservative investments

o     a small company fund that emphasizes value stocks over growth stocks

The fund is not appropriate for investors who:

o     want to avoid high volatility or possible losses

o     are making short-term investments

o     are investing emergency reserve money

o     are seeking regular income

2                               The Fund continued
--------------------------------------------------------------------------------

The fund reserves the right to invest up to 35% of total assets in other securities. These may include other types of stocks, such as larger company stocks or growth stocks. The fund may also invest up to 5% of total assets in junk bonds that, at the time of purchase, are as low in credit quality as the Standard & Poor's or Moody's C rating category, or their unrated equivalents. Any other bond investments must be investment grade at the time of purchase, or U.S. government securities.

The fund may adjust the composition of its portfolio as market conditions and economic outlooks change. For more information about the fund's investments and practices, see page 22.

[GRAPHIC] Small Size Companies and Value Investing

Over the long term, small companies have offered generally greater risks and rewards than the stock market as a whole, making their performance volatile. This is one reason why a value stock strategy, which has historically been associated with lower volatility, can be a logical approach to small company investing.

During good economic times, small companies often generate enthusiasm among investors because they can be more nimble and focused than larger companies. Poor or uncertain economic periods may cause small company stocks to reverse direction. These companies usually lack the resources and the broad business lines to weather hard times, and their stock prices may tumble as investors abandon them in search of less volatile investments. Small companies can also be more vulnerable to business setbacks than larger companies.

Some small company stocks can have comparatively high stock prices, based on investor expectations of rapid company growth. But others can be out of favor with investors or may be overlooked by most analysts, and may as a result have comparatively low stock prices. By focusing on stocks that in theory are already underpriced, a value investor can seek to limit some of the volatility associated with small company investing.

[GRAPHIC] Principal Risks

Because the fund invests primarily in stocks, its major risks are those of stock investing, including sudden, unpredictable drops in value and the potential for periods of lackluster performance.

Small company stocks -- even those that may already be low in price -- can be particularly sensitive to market movements, because they may be thinly traded and their market prices tend to reflect future expectations. With value investing, the main risk is that a stock may not achieve its expected value because the circumstances causing it to be underpriced do not change. During times of high volatility, the fund may have difficulty finding buyers for portfolio securities.

Because of these and other risks, the fund may underperform certain other stock funds (those emphasizing growth stocks or large company stocks, for example) during periods when small company stocks are out of favor. The success of the fund's investment strategy depends largely on the portfolio manager's skill in assessing the potential of the stocks the fund buys.

The fund's management approach, which may include short-term trading, could cause the fund's portfolio turnover rate to be above-average for a stock fund. High turnover will increase the fund's brokerage costs and may increase your tax liability if there are capital gains.

Because the fund may invest in U.S. companies with some international business, and also may invest in foreign companies, it is subject to the risks associated with international investing.

The fund's shares will rise and fall in value and there is a risk that you could lose money by investing in the fund. Also, the fund cannot be certain that it will achieve its goal. Finally, fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the FDIC.

Information on other securities and risks appears on page 22.

A "snapshot" of the fund's investments may be found in the current annual or semiannual report (see back cover).

4                          Volatility and Performance
--------------------------------------------------------------------------------

                                                                                                 Years ended December 31
                                                                                     -----------------------------------------------
Year-by-Year Total Return (Class A)                                                        1996     1997      1998     1999
====================================================================================================================================
                                                                                           56.57    46.64    (15.20)   33.55

Best quarter: third quarter 1997, up 22.69%
Worst quarter: third quarter 1998, down 23.68%

                                                                                                 As of December 31, 1999
                                                                                     -----------------------------------------------
Average Annual Total Return                                                             1 Year       3 Years     Since Inception*
====================================================================================================================================
                                  Class A (%)                                            25.87        16.11           24.84
                                  Class B(1)(a)                                          27.53        16.80           25.24
                                  Class B (%)                                            27.53        16.80           25.24
                                  Class C (%)                                            31.55        17.54           25.40
                                  Class S (%)                                            33.91        18.74           26.68
                                  Russell 2000 Value Index (%)                           (1.49)        6.69           13.23
                                  S&P 500 Index (%)                                      21.03        27.56           28.22
                                  Lipper Small Cap Value Funds Index (%)                  1.89         6.98           12.09

*Since inception (2/13/95)

(a) Performance for Class B(1) reflects Class B performance through December 31, 1998. Class B(1) was introduced on January 1, 1999.

[GRAPHIC] Understanding Volatility and Performance

The chart and table on the opposite page are designed to show two aspects of the fund's track record:

o Year-by-Year Total Return shows how volatile the fund has been: how much the difference has been, historically, between its best years and worst years. In general, funds with higher average annual total returns will also have higher volatility. The graph includes the effects of fund expenses, but not sales charges. If sales charges had been included, returns would have been less than shown.

o Average Annual Total Return is a measure of the fund's performance over time. It is determined by taking the fund's performance over a given period and expressing it as an average annual rate. Average annual total return includes the effects of fund expenses and maximum sales charges for each class, and assumes that you sold your shares at the end of the period.

Also included are three independent measures of performance. Two are unmanaged stock indices: the S&P 500 (officially, the "Standard & Poor's 500 Index"), which includes 500 U.S. stocks, and the Russell 2000(R) Value Index, which contains only those stocks within the complete Russell 2000(R) Index (a small company index) that show below average growth. The Lipper Small Cap Value Funds Index shows the performance of a category of mutual funds with similar goals. This index, which is also unmanaged, shows you how well the fund has done compared to competing funds.

While the fund does not seek to match the returns or the volatility of any index, these indices can be used as rough guides when gauging the return of this and other investments. When making comparisons, keep in mind that none of the indices includes the effects of sales charges. Also, even if your stock portfolio were identical to the S&P 500 or the Russell 2000(R) Value, your returns would always be lower, because these indices don't include brokerage and administrative expenses.

Favorable investments in initial public offerings ("IPOs") have had a significant impact on the funds`s performance in some periods. This impact may not be sustainable because of the unavailability of IPOs as market conditions change or allocations to the fund are reduced in the future. As the assets of the fund increase, the positive effect of IPOs on the fund`s performance is likely to decline.

Keep in mind that past performance is no guarantee of future results.

6                               Investor Expenses
--------------------------------------------------------------------------------

                                                                                        Class descriptions begin on page 9
                                                                              ------------------------------------------------------
Shareholder Fees (% of offering price)                                        Class A   Class B(1)  Class B   Class C    Class S
====================================================================================================================================
                                   Maximum front-end sales charge (load)       5.75        0.00       0.00     0.00       0.00
                                   Maximum deferred sales charge (load)        0.00(a)     5.00       5.00     1.00       0.00


Annual Fund Operating Expenses (% of average net assets)                      Class A   Class B(1)  Class B   Class C    Class S
------------------------------------------------------------------------------------------------------------------------------------
                                   Management fee                              0.85        0.85       0.85     0.85       0.85
                                   Service/distribution (12b-1) fees           0.25        1.00       1.00     1.00       0.00
                                   Other expenses                              0.36        0.36       0.36     0.36       0.36
                                                                               ----        ----       ----     ----       ----
                                   Total annual fund operating expenses*       1.46        2.21       2.21     2.21       1.21
                                                                               ====        ====       ====     ====       ====
                                   *Because some of the fund's expenses
                                   have been reduced through expense
                                   offset arrangements, actual total
                                   operating expenses for the prior
                                   year would have been:                       1.45        2.20       2.20     2.20       1.20


Example                            Year                               Class A     Class B(1)      Class B       Class C     Class S
------------------------------------------------------------------------------------------------------------------------------------
                                   1                                   $715       $724/$224      $724/$224     $324/$224     $123
                                   3                                  $1,010      $991/$691      $991/$691        $691       $384
                                   5                                  $1,327    $1,385/$1,185  $1,385/$1,185     $1,185      $665
                                   10                                 $2,221       $2,355          $2,355        $2,544     $1,466

(a) Except for investments of $1 million or more; see page 10.

[GRAPHIC] Understanding
Investor Expenses

The information on the opposite page is designed to give you an idea of what you should expect to pay in expenses as an investor in the fund:

o Shareholder Fees are costs that are charged to you directly. These fees are not charged on reinvestments or exchanges.

o Annual Fund Operating Expenses are deducted from the fund's assets every year, and are thus paid indirectly by all fund investors.

o The Example is designed to allow you to compare the costs of this fund with those of other funds. It assumes that you invested $10,000 over the years indicated, reinvested all distributions, earned a hypothetical 5% annual return and paid the maximum applicable sales charges. For ClassB(1) and Class B shares, it also assumes the automatic conversion to Class A shares after eight years.

      When two numbers are shown separated by a slash, the first one assumes you sold all your shares at the end of the period, while the second assumes you stayed in the fund. Where there is only one number, the costs would be the same either way.

      The figures in the Example assume full annual expenses, and would be lower if they reflected the various expense reductions that may have been taken.

      Investors should keep in mind that the example is for comparison purposes only. The fund's actual performance and expenses may be higher or lower.

8                              The Fund continued
--------------------------------------------------------------------------------

[GRAPHIC] Investment Management

The fund's investment manager is State Street Research & Management Company, One Financial Center, Boston, Massachusetts 02111. The firm traces its heritage back to 1924 and the founding of one of America's first mutual funds. Today the firm has more than $54 billion in assets under management (as of December 31, 1999), including $19 billion in mutual funds.

The investment manager is responsible for the fund's investment and business activities, and receives the management fee (0.85% of average net assets, annually) as compensation. The investment manager is a subsidiary of Metropolitan Life Insurance Company.

Rudolph K. Kluiber has been responsible for the fund's day-to-day portfolio management since its inception in February 1995. A senior vice president, he joined the firm in 1989 and has worked as an investment professional since 1988.

                                 Your Investment                               9
--------------------------------------------------------------------------------

[GRAPHIC] Opening an Account

If you are opening an account through a financial professional, he or she can assist you with all phases of your investment.

If you are investing through a large retirement plan or other special program, follow the instructions in your program materials.

To open an account without the help of a financial professional, please use the instructions on these pages.

[GRAPHIC] Choosing a Share Class

The fund generally offers four share classes, each with its own sales charge and expense structure: Class A, Class B(1), Class C and Class S. The fund also offers Class B shares, but only to current Class B shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of the State Street Research funds.

If you are investing a substantial amount and plan to hold your shares for a long period, Class A shares may make the most sense for you. If you are investing a lesser amount, you may want to consider Class B(1) shares (if investing for at least six years) or Class C shares (if investing for less than six years). If you are investing through a special program, such as a large employer-sponsored retirement plan or certain programs available through financial professionals, you may be eligible to purchase Class S shares.

Because all future investments in your account will be made in the share class you designate when opening the account, you should make your decision carefully. Your financial professional can help you choose the share class that makes the most sense for you.

10                          Your Investment continued
--------------------------------------------------------------------------------

Class A -- Front Load

o     Initial sales charge of 5.75% or less

o Lower sales charges for larger investments; see sales charge schedule at right

o Lower annual expenses than Class B(1) or Class C shares because of lower service/distribution (12b-1) fee of 0.25%

Class B(1) -- Back Load

o     No initial sales charge

o     Deferred sales charge of 5% or less on shares you sell within six years

o     Annual service/distribution (12b-1) fee of 1.00%

o Automatic conversion to Class A shares after eight years, reducing future annual expenses

Class B -- Back Load

o     Available only to current Class B shareholders; see page 11 for details

Class C -- Level Load

o     No initial sales charge

o Deferred sales charge of 1%, paid if you sell shares within one year of purchase

o     Lower deferred sales charge than Class B(1) shares

o     Annual service/distribution (12b-1) fee of 1.00%

o No conversion to Class A shares after eight years, so annual expenses do not decrease

Class S -- Special Programs

o Available only through certain retirement accounts, advisory accounts of the investment manager and other special programs, including broker programs through financial professionals with recordkeeping and other services; these programs usually involve special conditions and separate fees (consult your financial professional or your program materials)

o     No sales charges of any kind

o No service/distribution (12b-1) fees; annual expenses are lower than other share classes

Sales Charges

Class A -- Front Load

when you invest                       this % is           which equals
this amount                           deducted            this % of
                                      for sales           your net
                                      charges             investment
================================================================================
Up to $50,000                           5.75                 6.10
$50,000 to $100,000                     4.50                 4.71
$100,000 to $250,000                    3.50                 3.63
$250,000 to $500,000                    2.50                 2.56
$500,000 to $1 million                  2.00                 2.04
$1 million or more                             see below

With Class A shares, you pay a sales charge when you buy shares.

If you are investing $1 million or more (either as a lump sum or through any of the methods described on the application), you can purchase Class A shares without any sales charge. However, you may be charged a "contingent deferred sales charge" (CDSC) of up to 1% if you sell any shares within one year of purchasing them. See "Other CDSC Policies" on page 12.

Class A shares are also offered with low or no sales charges through various wrap-fee programs and other sponsored arrangements (consult your financial professional or your program materials).

Class B(1) -- Back Load

                                                this % of net asset value
when you sell shares                            at the time of purchase (or
in this year after you                          of sale, if lower) is deduct-
bought them                                     ed from your proceeds
================================================================================
First year                                                5.00
Second year                                               4.00
Third year                                                3.00
Fourth year                                               3.00
Fifth year                                                2.00
Sixth year                                                1.00
Seventh or eighth year                                    None

With Class B(1) shares, you pay no sales charge when you invest, but you are charged a "contingent deferred sales charge" (CDSC) when you sell shares you have held for six years or less, as described in the table above. See "Other CDSC Policies" on page 12.

Class B(1) shares automatically convert to Class A shares after eight years; Class A shares have lower annual expenses.

Class B -- Back Load

Class B shares are available only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of the State Street Research funds. Other investments made by current Class B shareholders will be in Class B(1) shares.

With Class B shares, you are charged a "contingent deferred sales charge" (CDSC) when you sell shares you have held for five years or less. The CDSC is a percentage of net asset value at the time of purchase (or of sale, if lower) and is deducted from your proceeds. When you sell shares in the first year after you bought them, the CDSC is 5.00%; second year, 4.00%; third year, 3.00%; fourth year, 3.00%; fifth year, 2.00%; sixth year or later, none. See "Other CDSC Policies" on page 12.

Class B shares automatically convert to Class A shares after eight years.

Class C -- Level Load

                                                this % of net asset value
when you sell shares                            at the time of purchase (or
in this year after you                          of sale, if lower) is deduct-
bought them                                     ed from your proceeds
================================================================================
First year                                                1.00
Second year or later                                      None

With Class C shares, you pay no sales charge when you invest, but you are charged a "contingent deferred sales charge" (CDSC) when you sell shares you have held for one year

12                          Your Investment continued
--------------------------------------------------------------------------------

or less, as described in the table above. See "Other CDSC Policies" below.

Class C shares currently have the same annual expenses as Class B(1) shares, but never convert to Class A shares.

Class S -- Special Programs

Class S shares have no sales charges.

Other CDSC Policies

The CDSC will be based on the net asset value of the shares at the time of purchase (or sale, if lower). Any shares acquired through reinvestment are not subject to the CDSC. There is no CDSC on exchanges into other State Street Research funds, and the date of your initial investment will continue to be used as the basis for CDSC calculations when you exchange. To ensure that you pay the lowest CDSC possible, the fund will always use the shares with the lowest CDSC to fill your sell requests.

The CDSC is waived on shares sold for participant initiated distributions from State Street Research prototype retirement plans. In other cases, the CDSC is waived on shares sold for mandatory retirement distributions or for distributions because of disability or death. Consult your financial professional or the State Street Research Service Center for more information.

[GRAPHIC] Understanding Service/Distribution Fees

As noted in the descriptions on pages 10 through 12, all share classes except Class S have an annual service/distribution fee, also called a 12b-1 fee.

Under its current 12b-1 plans, the fund may pay certain service and distribution fees for these classes out of fund assets. Because 12b-1 fees are an ongoing expense, they will increase the cost of your investment and, over time, could potentially cost you more than if you had paid other types of sales charges. For that reason, you should consider the effects of 12b-1 fees as well as sales loads when choosing a share class.

Some of the 12b-1 fees are used to compensate those financial professionals who sell fund shares and provide ongoing service to shareholders. The table on page 13 shows how these professionals' compensation is calculated.

The fund may continue to pay 12b-1 fees even if the fund is subsequently closed to new investors.

[GRAPHIC] Dealer Compensation

Financial professionals who sell shares of State Street Research funds and perform services for fund investors may receive sales commissions, annual fees, and other compensation. These are paid by the fund's distributor, using money from sales charges, service/distribution (12b-1) fees and its other resources.

Brokers and agents may charge a transaction fee on orders of fund shares placed directly through them. The distributor may pay its affiliate MetLife Securities, Inc. additional compensation of up to 0.25% of certain sales or assets.

Dealer Commissions (%)                Class A       Class B(1)   Class B    Class C      Class S
=================================================================================================
Commission                           See below        4.00        4.00        1.00        0.00
  Investments up to $50,000            5.00             --          --          --          --
  $50,000 to $100,000                  4.00             --          --          --          --
  $100,000 to $250,000                 3.00             --          --          --          --
  $250,000 to $500,000                 2.00             --          --          --          --
  $500,000 to $1 million               1.75             --          --          --          --
  First $1 to 3 million                1.00(a)          --          --          --          --
  Next $2 million                      0.75(a)          --          --          --          --
  Next $2 million                      0.50(a)          --          --          --          --
  Next $1 and above                    0.25(a)          --          --          --          --
Annual fee                             0.25           0.25        0.25        1.00        0.00

Brokers for Portfolio Trades

When placing trades for the fund's portfolio, State Street Research chooses brokers that provide the best execution (a term defined by service as well as price), but may also consider the sale of shares of the State Street Research funds by the broker.

(a) If your financial professional declines this commission, the one-year CDSC on your investment is waived.

14                          Buying and Selling Shares
--------------------------------------------------------------------------------

[GRAPHIC] Policies for Buying Shares

Once you have chosen a share class, the next step is to determine the amount you want to invest.

Minimum Initial Investments:

o     $1,000 for accounts that use the Investamatic program(a)

o     $2,000 for Individual Retirement Accounts(a)

o     $2,500 for all other accounts

Minimum Additional Investments:

o     $50 for any account

Complete the enclosed application. You can avoid future inconvenience by signing up now for any services you might later use.

Timing of Requests All requests received in good order by State Street Research before the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. eastern time) will be executed the same day, at that day's closing share price. Orders received thereafter will be executed the following day, at that day's closing share price.

Wire Transactions Funds may be wired between 8:00 a.m. and 4:00 p.m. eastern time. To make a same-day wire investment, please notify State Street Research by 12:00 noon of your intention to wire funds, and make sure your wire arrives by 4:00 p.m. If the New York Stock Exchange closes before 4:00 p.m. eastern time, you may be unable to make a same-day wire investment. Your bank may charge a fee for wiring money.

(a) Except $500 for Individual Retirement Accounts during special promotional periods.

                         Instructions for Buying Shares                       15
--------------------------------------------------------------------------------

                             To Open an Account                                    To Add to an Account

[GRAPHIC] Through a          Consult your financial professional or your           Consult your financial professional or your
          Professional       program materials.                                    program materials.
          or Program

By Mail [GRAPHIC]            Make your check payable to "State Street Research     Fill out an investment slip from an account
                             Funds." Forward the check and your application to     statement, or indicate the fund name and
                             State Street Research.                                account number on your check. Make your check
                                                                                   payable to "State Street Research Funds."
                                                                                   Forward the check and slip to State Street
                                                                                   Research.

[GRAPHIC] By Federal         Call to obtain an account number and forward your     Call State Street Research to obtain a control
          Funds Wire         application to State Street Research. Wire funds      number. Instruct your bank to wire funds to:
                             using the instructions at right.                      o State Street Bank and Trust Company, Boston, MA
                                                                                   o ABA: 011000028
                                                                                   o BNF: fund name and share class you want to buy
                                                                                   o AC: 99029761
                                                                                   o OBI: your name and your account number
                                                                                   o Control: the number given to you by State
                                                                                     Street Research

By Electronic [GRAPHIC]      Verify that your bank is a member of the ACH          Call State Street Research to verify that the
Funds Transfer               (Automated Clearing House) system. Forward your       necessary bank information is on file for your
(ACH)                        application to State Street Research. Please be       account. If it is, you may request a transfer
                             sure to include the appropriate bank information.     by telephone or Internet. If not, please ask
                             Call State Street Research to request a purchase.     State Street Research to provide you with an EZ
                                                                                   Trader application.

[GRAPHIC] By Investamatic    Forward your application, with all appropriate        Call State Street Research to verify that
                             sections completed, to State Street Research,         Investamatic is in place on your account, or to
                             along with a check for your initial investment        request a form to add it. Investments are
                             payable to "State Street Research Funds."             automatic once Investamatic is in place.

By Exchange [GRAPHIC]        Call State Street Research or visit our Web site.     Call State Street Research or visit our Web site.

State Street Research Service Center PO Box 8408, Boston, MA 02266-8408
Call toll-free: 1-800-562-0032 (business days 8:00 a.m. - 6:00 p.m., eastern time)

Internet www.ssrfunds.com

16                         Your Investment continued
--------------------------------------------------------------------------------

[GRAPHIC] Policies for Selling Shares

Circumstances that Require Written Requests Please submit instructions in writing when any of the following apply:

o     you are selling more than $100,000 worth of shares

o     the name or address on the account has changed within the last 30 days

o you want the proceeds to go to a name or address not on the account registration

o you are transferring shares to an account with a different registration or share class

o you are selling shares held in a corporate or fiduciary account; for these accounts, additional documents are required:

      corporate accounts: certified copy of a corporate resolution fiduciary accounts: copy of power of attorney or other governing document

To protect your account against fraud, all signatures on these documents must be guaranteed. You may obtain a signature guarantee at most banks and securities dealers. A notary public cannot provide a signature guarantee.

Incomplete Sell Requests State Street Research will attempt to notify you promptly if any information necessary to process your request is missing.

Timing of Requests All requests received in good order by State Street Research before the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. eastern time) will be executed the same day, at that day's closing share price. Requests received thereafter will be executed the following day, at that day's closing share price.

Wire Transactions Proceeds sent by federal funds wire must total at least $5,000. A fee of $7.50 will be deducted from all proceeds sent by wire, and your bank may charge an additional fee to receive wired funds.

Selling Recently Purchased Shares If you sell shares before the check or electronic funds transfer (ACH) for those shares has been collected, you will not receive the proceeds until your initial payment has cleared. This may take up to 15 days after your purchase was recorded (in rare cases, longer). If you open an account with shares purchased by wire, you cannot sell those shares until your application has been processed.

                         Instructions for Selling Shares                      17
--------------------------------------------------------------------------------

[GRAPHIC] Through a           Consult your financial professional or your
          Professional        program materials.
          or Program

By Mail [GRAPHIC]             Send a letter of instruction, an endorsed stock
                              power or share certificates (if you hold certificate shares) to State Street Research.
                              Specify the fund, the account number and the dollar value or number of shares. Be sure to include all necessary signatures and any additional documents, as well as signature guarantees if required (see facing page).

[GRAPHIC] By Federal          Check with State Street Research to make sure that
          Funds Wire          a wire redemption privilege, including a bank
                              designation, is in place on your account. Once this is established, you may place your request to sell shares with State Street Research. Proceeds will be wired to your pre-designated bank account.
                              (See "Wire Transactions" on facing page.)

By Electronic  [GRAPHIC]      Check with State Street Research to make sure that
Funds Transfer                the EZ Trader feature, including a bank
(ACH)                         designation, is in place on your account. Once
                              this is established, you may place your request to sell shares with State Street Research by telephone or Internet. Proceeds will be sent to your pre-designated bank account.

[GRAPHIC] By Telephone        As long as the transaction does not require a
                              written request (see facing page), you or your financial professional can sell shares by calling
                              State Street Research. A check will be mailed to your address of record on the following business day.

By Exchange [GRAPHIC]         Read the prospectus for the fund into which you
                              are exchanging. Call State Street Research or visit our Web site.

[GRAPHIC] By Systematic       See plan information on page 21.
          Withdrawal Plan

State Street Research Service Center PO Box 8408, Boston, MA 02266-8408

Call toll-free: 1-800-562-0032 (business days 8:00 a.m. - 6:00 p.m., eastern time)

Internet www.ssrfunds.com

18                          Your Investment continued
--------------------------------------------------------------------------------

[GRAPHIC] Account Policies

Telephone Requests When you open an account you automatically receive telephone privileges, allowing you to place requests for your account by telephone. Your financial professional can also use these privileges to request exchanges on your account and, with your written permission, redemptions. For your protection, all telephone calls are recorded.

As long as State Street Research takes certain measures to authenticate telephone requests on your account, you may be held responsible for unauthorized requests. Unauthorized telephone requests are rare, but if you want to protect yourself completely, you can decline the telephone privilege on your application.

The fund may suspend or eliminate the telephone privilege at any time.

Exchange Privileges There is no fee to exchange shares among State Street Research funds. Your new fund shares will be the equivalent class of your current shares. Any contingent deferred sales charges will continue to be calculated from the date of your initial investment.

You must hold Class A shares of any fund for at least 30 days before you may exchange them at net asset value for Class A shares of a different fund with a higher applicable sales charge.

Frequent exchanges can interfere with fund management and drive up costs for all shareholders. Because of this, the fund currently limits each account, or group of accounts under common ownership or control, to six exchanges per calendar year. The fund may change or eliminate the exchange privilege at any time, may limit or cancel any shareholder's exchange privilege and may refuse to accept any exchange request, particularly those associated with "market timing" strategies.

For Merrill Lynch customers, exchange privileges extend to Summit Cash Reserves Fund, which is related to the fund for purposes of investment and investor services.

Accounts with Low Balances If the value of your account falls below $1,500, State Street Research may mail you a notice asking you to bring the account back up to $1,500 or close it out. If you do not take action within 60 days, State Street Research may either sell your shares and mail the proceeds to you at the address of record or, depending on the circumstances, may deduct an annual maintenance fee (currently $18).

The Fund's Business Hours The fund is open the same days as the New York Stock Exchange (generally Monday through Friday). Fund representatives are available from 8:00 a.m. to 6:00 p.m. eastern time on these days.

Calculating Share Price The fund calculates its net asset value (NAV) every business day at the close of regular trading on the New York Stock Exchange (but not later than 4:00 p.m. eastern time).NAV is calculated by dividing the fund's net assets by the number of its shares outstanding.

In calculating its NAV, the fund uses the last reported sale price or quo-tation for portfolio securities.

However, in cases where these are unavailable, or when the investment manager believes that subsequent events have rendered them unreliable, the fund may use fair-value estimates instead.

Because foreign securities markets are sometimes open on different days from U.S. markets, there may be instances when the value of the fund's portfolio changes on days when you cannot buy or sell fund shares.

Reinstating Recently Sold Shares For 120 days after you sell shares, you have the right to "reinstate" your investment by putting some or all of the proceeds into any currently available State Street Research fund at net asset value. Any CDSC you paid on the amount you are reinstating will be credited to your account. You may only use this privilege once in any twelve-month period with respect to your shares of a given fund.

Additional Policies Please note that the fund maintains additional policies and reserves certain rights, including:

o Requirements for initial or additional investments, reinvestments, periodic investment plans, retirement and employee benefit plans, sponsored arrangements and other similar programs may be changed from time to time without further notice or supplement to this prospectus

o     All orders to purchase shares are subject to acceptance by the fund

o At any time, the fund may change or discontinue its sales charge waivers and any of its order acceptance practices, and may suspend the sale of its shares

o The fund may delay sending you redemption proceeds for up to seven days, or longer if permitted by the SEC

o To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the State Street Research Service Center promptly

20                          Your Investment continued
--------------------------------------------------------------------------------

[GRAHPIC] Tax Considerations

Unless your investment is in a tax-deferred account, you may want to avoid:

o investing a large amount in the fund close to the end of its fiscal year or a calendar year (if the fund makes a distribution, you will receive some of your investment back as a taxable distribution)

o selling shares at a loss for tax purposes and investing in a substantially identical investment within 30 days before or after that sale (such a transaction is usually considered a "wash sale," and you will not be allowed to claim a tax loss in the current year)

[GRAHPIC] Distributions and Taxes

Income and Capital Gains Distributions The fund typically distributes any net income and net capital gains to shareholders in December, after the end of the fund's fiscal year, which is September 30.

You may have your distributions reinvested in the fund, invested in a different State Street Research fund, deposited in a bank account or mailed out by check. If you do not give State Street Research other instructions, your distributions will automatically be reinvested in the fund.

Tax Effects of Distributions and Transactions In general, any dividends and short-term capital gains distributions you receive from the fund are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as capital gains -- in most cases, at a different rate from those that apply to ordinary income.

The tax you pay on a given capital gains distribution generally depends on how long the fund has held the portfolio securities it sold. It does not depend on how long you have owned your fund shares or whether you reinvest your distributions.

Every year, the fund will send you information detailing the amount of ordinary income and capital gains distributed to you for the previous year.

The sale of shares in your account may produce a gain or loss, and is a taxable event. For tax purposes, an exchange is the same as a sale.

Your investment in the fund could have additional tax consequences. Please consult your tax professional for assistance.

Backup Withholding By law, the fund must withhold 31% of your distributions and proceeds if you have not provided complete, correct taxpayer information.

[GRAPHIC] Investor Services

Investamatic Program Use Investamatic to set up regular automatic investments in the fund from your bank account. You determine the frequency and amount of your investments.

Systematic Withdrawal Plan This plan is designed for retirees and other investors who want regular withdrawals from a fund account. The plan is free and allows you to withdraw up to 12% of your fund assets a year (minimum $50 per withdrawal) without incurring any contingent deferred sales charges. Certain terms and minimums apply.

EZ Trader This service allows you to purchase or sell fund shares over the telephone through the ACH (Automated Clearing House) system.

Dividend Allocation Plan This plan automatically invests your distributions from the fund into another fund of your choice, without any fees or sales charges.

Automatic Bank Connection This plan lets you route any distributions or Systematic Withdrawal Plan payments directly to your bank account.

Retirement Plans State Street Research also offers a full range of prototype retirement plans for individuals, sole proprietors, partnerships, corporations and employees.

Call 1-800-562-0032 for information on any of the services described above.

22                             Other Information
--------------------------------------------------------------------------------

[GRAHPIC] Other Securities and Risks

Each of the fund's portfolio securities and investment practices offers certain opportunities and carries various risks. Major investments and risk factors are outlined in the fund description starting on page 1. Below are brief descriptions of other securities and practices, along with their associated risks.

Restricted and Illiquid Securities Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price. Some of these securities are new and complex, and trade only among institutions; the markets for these securities are still developing, and may not function as efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper the fund's ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, the fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the fund) may have a subjective element.

International Exposure Many U.S. companies in which the fund may invest generate significant revenues and earnings from abroad. As a result, these companies and the prices of their securities may be affected by weaknesses in global and regional economies and the relative value of foreign currencies to the U.S. dollar. These factors, taken as a whole, could adversely affect the price of fund shares.

Foreign Investments Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. These risks are usually higher in less developed countries. The fund may use foreign currencies and related instruments to hedge its foreign investments.

In addition, foreign securities may be more difficult to resell and the markets for them less efficient than for comparable U.S. securities. Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Derivatives Derivatives, a category that includes options and futures, are financial instruments whose value derives from one or more securities, indices or currencies. The fund may use certain derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives for hedging its positions in foreign securities. The fund may also use certain derivatives for speculation (investing for potential income or capital gain).

While hedging can guard against potential risks, it adds to the fund's expenses and can eliminate some opportunities for gains. There is also a risk that a derivative intended as a hedge may not perform as expected.

The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

With some derivatives, whether used for hedging or speculation, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the fund.

Securities Lending The fund may seek additional income or fees by lending portfolio securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the fund could lose money.

Bonds The value of any bonds held by the fund is likely to decline when interest rates rise; this risk is greater for bonds with longer maturities. A less significant risk is that a bond issuer could default on principal or interest payments, causing a loss for the fund. However, junk bonds (those in rating categories below BBB/Baa) have a higher risk of default than investment grade bonds, and their market prices can be more volatile.

When-issued Securities The fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

Defensive Investing During unusual market conditions, the fund may place up to 100% of total assets in cash or high-quality, short-term debt securities. To the extent that the fund does this, it is not pursuing its goal.

Initial Public Offerings Investments in initial public offerings ("IPOs") can have a significant positive impact on the fund's performance. The positive effect of investments in IPOs may not be sustainable because of a number of factors. The fund may not be able to buy shares in some IPOs, or may be able to buy only a small number of shares. Also, the fund may not be able to buy the shares at the commencement of the offering, and the general availability and performance of IPOs are dependent on market psychology and economic conditions. Also, the relative performance impact of IPOs is likely to decline as the fund grows.

24                            Financial Highlights
--------------------------------------------------------------------------------

These highlights are intended to help you understand the fund's performance since its inception. The information in these tables has been audited by PricewaterhouseCoopers LLP, the fund's independent accountants. Their report and the fund's financial statements are included in the fund's annual report, which is available upon request. Total return figures assume reinvestment of all distributions.

                                                                               Class A                                   Class B(1)
                                                  -------------------------------------------------------------------   ------------
                                                                                                                           Period
                                                                                                                           ended
                                                                      Years ended September 30                          September 30
                                                  -------------------------------------------------------------------   ------------
Per Share Data                                    1995(c)       1996(a)        1997(a)          1998(a)       1999(a)     1999(a)(d)
====================================================================================================================================
 Net asset value, beginning of year ($)            9.55         11.13          15.14            20.71         15.47        16.17
                                                  -----         -----          -----           ------         -----        -----
   Net investment income (loss) ($)*               0.07         (0.06)          0.03             0.02          0.05        (0.03)
   Net realized and unrealized gain
   (loss) on investments ($)                       1.51          4.66           9.02            (5.03)         3.50         2.24
                                                  -----         -----          -----           ------         -----        -----
 Total from investment operations ($)              1.58          4.60           9.05            (5.01)         3.55         2.21
   Dividend from net investment income ($)           --         (0.09)            --               --            --           --
   Distributions from capital gains ($)              --         (0.50)         (3.48)           (0.23)           --           --
                                                  -----         -----          -----           ------         -----        -----
 Total distributions ($)                             --         (0.59)         (3.48)           (0.23)           --           --
 Net asset value, end of year ($)                 11.13         15.14          20.71            15.47         19.02        18.38
                                                  =====         =====          =====           ======         =====        =====
 Total return (%)(b)                              16.54(e)      43.63          72.70           (24.42)        22.88        13.61(e)

 Ratios/Supplemental Data
====================================================================================================================================
 Net assets at end of year ($ thousands)          5,782         1,110        157,853          115,973       146,295       20,419
 Expense ratio (%)                                 1.45(f)       1.45           1.34             1.39          1.46         2.10(f)
 Expense ratio after expense
 reductions (%)*                                   1.45(f)       1.45           1.34             1.39          1.45         2.09(f)
 Ratio of net investment income
 (loss) to average net assets (%)*                 1.05(f)      (0.56)          0.17             0.09          0.30        (0.24)(f)
 Portfolio turnover rate (%)                      47.34        124.79          25.03            67.80         65.13        65.13
 *Reflects voluntary reduction of expenses
 per share of these amounts ($)                    0.15          0.32           0.02               --            --           --

                                                                               Class B
                                                  -----------------------------------------------------------------
                                                                        Years ended September 30
                                                  -----------------------------------------------------------------
Per Share Data                                    1995(c)       1996(a)        1997(a)        1998(a)        1999(a)
===================================================================================================================
 Net asset value, beginning of year ($)            9.55         11.08          15.02          20.33          15.07
                                                  -----         -----          -----          -----          -----
  Net investment income (loss) ($)*                0.02         (0.17)         (0.09)         (0.13)         (0.08)
   Net realized and unrealized gain
   (loss) on investments ($)                       1.51          4.65           8.88          (4.90)          3.39
                                                  -----         -----          -----          -----          -----
 Total from investment operations ($)              1.53          4.48           8.79          (5.03)          3.31
                                                  -----         -----          -----          -----          -----
   Dividend from net investment income ($)           --         (0.04)            --             --             --
   Distributions from capital gains ($)              --         (0.50)         (3.48)         (0.23)            --
                                                  -----         -----          -----          -----          -----
 Total distributions ($)                             --         (0.54)         (3.48)         (0.23)            --
                                                  -----         -----          -----          -----          -----
 Net asset value, end of year ($)                 11.08         15.02          20.33          15.07          18.38
                                                  =====         =====          =====          =====          =====
 Total return (%)(b)                              16.02(e)      42.52          71.34         (24.98)         21.90

 Ratios/Supplemental Data
====================================================================================================================
 Net assets at end of year ($ thousands)            116           165        235,938        210,408        198,783

 Expense ratio (%)                                 2.20(f)       2.20           2.08           2.15           2.21
 Expense ratio after expense reductions (%)*       2.20(f)       2.20           2.08           2.15           2.20

 Ratio of net investment income
 (loss) to average net assets (%)*                 0.32(f)      (1.38)         (0.55)         (0.68)         (0.46)

 Portfolio turnover rate (%)                      47.34        124.79          25.03          67.80          65.13

 *Reflects voluntary reduction of
   expenses per share of these amounts ($)         0.15          0.32           0.01             --             --


                                                                               Class C
                                                  -------------------------------------------------------------
                                                                      Years ended September 30
                                                  -------------------------------------------------------------
Per Share Data                                    1995(c)       1996(a)        1997(a)        1998(a)    1999(a)
===============================================================================================================
 Net asset value, beginning of year ($)            9.55         11.08          15.02          20.32       15.06
                                                  -----         -----          -----          -----       -----
  Net investment income (loss) ($)*                0.02         (0.17)         (0.09)         (0.13)      (0.08)
   Net realized and unrealized gain
   (loss) on investments ($)                       1.51          4.65           8.87          (4.90)       3.40
                                                  -----         -----          -----          -----       -----
 Total from investment operations ($)              1.53          4.48           8.78          (5.03)       3.32
                                                  -----         -----          -----          -----       -----
   Dividend from net investment income ($)           --         (0.04)            --             --          --
   Distributions from capital gains ($)              --         (0.50)         (3.48)         (0.23)         --
                                                  -----         -----          -----          -----       -----
 Total distributions ($)                             --         (0.54)         (3.48)         (0.23)         --
                                                  -----         -----          -----          -----       -----
 Net asset value, end of year ($)                 11.08         15.02          20.32          15.06       18.38
                                                  =====         =====          =====          =====       =====
 Total return (%)(b)                              16.02(e)      42.52          71.26         (25.00)      21.98

 Ratios/Supplemental Data
===============================================================================================================
 Net assets at end of year ($ thousands)            116           165         67,121         61,504      67,816

 Expense ratio (%)                                 2.20(f)       2.20           2.09           2.15        2.21
 Expense ratio after expense reductions (%)*       2.20(f)       2.20           2.09           2.15        2.20

 Ratio of net investment income
 (loss) to average net assets (%)*                 0.32(f)      (1.38)         (0.58)         (0.68)      (0.45)

 Portfolio turnover rate (%)                      47.34        124.79          25.03          67.80       65.13

 *Reflects voluntary reduction of
   expenses per share of these amounts ($)         0.15          0.32           0.01             --          --

(a) Per-share figures have been calculated using the average shares method.

(b) Does not reflect any front-end or contingent deferred sales charges.

(c) February 13, 1995 (commencement of operations) to September 30, 1995.

(d) January 1, 1999 (commencement of share class) to September 30, 1999.

(e) Not annualized.

(f) Annualized.

26                       Financial Highlights continued
--------------------------------------------------------------------------------

                                                                              Class S
-------------------------------------------------------------------------------------------------------------------
                                                                      Years ended September 30
                                                   ----------------------------------------------------------------
Per Share Data                                     1995(c)      1996(a)        1997(a)         1998(a)       1999(a)
===================================================================================================================
 Net asset value, beginning of year ($)             9.55        11.15          15.18           20.83         15.60
                                                   -----        -----          -----           -----         -----
   Net investment income (loss) ($)*                0.09        (0.06)         (0.00)           0.10          0.10
   Net realized and unrealized gain
   (loss) on investments ($)                        1.51         4.70           9.13           (5.10)         3.53
                                                   -----        -----          -----           -----         -----
 Total from investment operations ($)               1.60         4.64           9.13           (5.00)         3.63
                                                   -----        -----          -----           -----         -----
   Dividend from net investment income ($)            --        (0.11)            --              --            --
   Distributions from capital gains ($)               --        (0.50)         (3.48)          (0.23)           --
                                                   -----        -----          -----           -----         -----
 Total distributions ($)                              --        (0.61)         (3.48)          (0.23)           --
                                                   -----        -----          -----           -----         -----
 Net asset value, end of year ($)                  11.15        15.18          20.83           15.60         19.23
                                                   =====        =====          =====           =====         =====
 Total return (%)(b)                               16.75(d)     43.95          73.10          (24.23)        23.21

 Ratios/Supplemental Data
===================================================================================================================
 Net assets at end of year ($ thousands)             117        7,752         14,542             750         1,177

 Expense ratio (%)                                  1.20(e)      1.20           1.16            1.04          1.21
 Expense ratio after expense reductions (%)*        1.20(e)      1.20           1.16            1.04          1.20

 Ratio of net investment income
 (loss) to average net assets (%)*                  1.32(e)     (0.43)         (0.02)           0.53          0.54

 Portfolio turnover rate (%)                       47.34       124.79          25.03           67.80         65.13

 *Reflects voluntary reduction of expenses
 per share of these amounts ($)                     0.15         0.32           0.12              --            --

(a) Per-share figures have been calculated using the average shares method.

(b) Does not reflect any front-end or contingent deferred sales charges.

(c) February 13, 1995 (commencement of operations) to September 30, 1995.

(d) Not annualized.

(e) Annualized.

                                Board of Trustees                             27
--------------------------------------------------------------------------------

[GRAHPIC] The Board of Trustees is responsible for the operation of the fund. They establish the fund's major policies, review investments, and provide guidance to the investment manager and others who provide services to the fund. The Trustees have diverse backgrounds and substantial experience in business and other areas.

Ralph F. Verni
Chairman of the Board, President,
Chief Executive Officer and Director,
State Street Research & Management Company

Bruce R. Bond
Former Chairman of the Board,
Chief Executive Officer
and President,
PictureTel Corporation

Steve A. Garban
Former Senior Vice President for Finance and Operations and Treasurer,
The Pennsylvania State University

Malcolm T. Hopkins
Former Vice Chairman of the Board
and Chief Financial Officer,
St. Regis Corp.

Dean O. Morton
Former Executive Vice President,
Chief Operating Officer and Director,
Hewlett-Packard Company

Susan M. Phillips
Dean, School of Business and Public
Management, George Washington
University; former Member of the Board of Governors of the Federal Reserve System and Chairman and Commissioner of the Commodity Futures Trading
Commission

Toby Rosenblatt
President, Founders Investments Ltd.
President,The Glen Ellen Company

Michael S. Scott Morton
Jay W. Forrester Professor of
Management, Sloan School of
Management, Massachusetts
Institute of Technology

28                                    Notes
--------------------------------------------------------------------------------

                                      Notes                                   29
--------------------------------------------------------------------------------

                           For Additional Information
--------------------------------------------------------------------------------

If you have questions about the fund or would like to request a free copy of the current annual/semiannual report or SAI, contact State Street Research or your financial professional.

[LOGO] STATE STREET RESEARCH
Service Center
P.O. Box 8408, Boston, MA 02266
Telephone: 1-800-562-0032
Internet: www.ssrfunds.com

You can also obtain information about the fund, including the SAI and certain other fund documents, on the Internet at www.sec.gov, in person at the SEC's Public Reference Room in Washington, DC (telephone 1-800-SEC-0330) or by mail by sending your request, along with a duplicating fee, to the SEC's Public Reference Section, Washington, DC 20549-6009.

You can find additional information on the fund's structure and its performance in the following documents:

Annual/Semiannual Reports While the prospectus describes the fund's potential investments, these reports detail the fund's actual investments as of the report date. Reports include a discussion by fund management of recent economic and market trends and fund performance. The annual report also includes the report of the fund's independent accountants.

Statement of Additional Information (SAI) A supplement to the prospectus, the SAI contains further information about the fund and its investment limitations and policies. A current SAI for this fund is on file with the Securities and Exchange Commission and is incorporated by reference (is legally part of this prospectus).

Ticker Symbols
================================================================================
 Class A                                                             SSRAX
 Class B(1)                                                          SSRPX
 Class B                                                             SSRBX
 Class C                                                             SSRDX
 Class S (proposed)                                                  SSRCX

prospectus
-------------------------
SEC File Number: 811-3838

                                                                    AR-1129-0100
                                                 Control Number: (exp0201)SSR-LD

                       STATEMENT OF ADDITIONAL INFORMATION
                                       for
                   STATE STREET RESEARCH EMERGING GROWTH FUND
                        STATE STREET RESEARCH AURORA FUND

                  Series of State Street Research Capital Trust

                                February 1, 2000

      This Statement of Additional Information is divided into two sections. Section One contains information which is specific to each fund identified above. Section Two contains information which generally is shared by certain mutual funds of the State Street Research complex, including the funds specified above.

      The Statement of Additional Information is not a Prospectus. It should be read in conjunction with current Prospectuses of each fund specified above. The date of the current prospectus of each fund specified above is:

      State Street Research Emerging Growth Fund          February 1, 2000
      State Street Research Aurora Fund                   February 1, 2000

      Each Prospectus may be obtained without charge from State Street Research Investment Services, Inc., One Financial Center, Boston, Massachusetts 02111-2690 or by calling 1-800-562-0032.

      Financial statements for each fund specified above, as of and for the most recently completed fiscal year, are included in its Annual Report to Shareholders for that year. The financial statements include The Fund's Accounting Policies, Portfolio Holdings, Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, Financial Highlights and Report of Independent Accountants. The financial statements are hereby incorporated by reference from the following Annual Reports.

      Management's Discussion of Fund Performance for each Fund's latest fiscal year ended September 30, 1999 is also included in the Annual Reports (Part I, page 2; pages 6-7).

      Shareholder reports are available without charge upon request. For more information, call the State Street Research Service Center at 1-800-562-0032.

                                                                   EDGAR
Fund                                  Fiscal Year Ended       Accession Number
----                                  -----------------       ----------------
State Street Research Emerging
 Growth Fund                          September 30, 1999    0001005477-99-005660
State Street Research Aurora Fund     September 30, 1999    0001005477-99-005660

                                TABLE OF CONTENTS

                                                                           Page
                                                                           ----

SECTION I................................................................I, 1-1
   1. STATE STREET RESEARCH EMERGING GROWTH FUND.........................I, 1-1
      A.  The Fund.......................................................I, 1-1
      B.  Investment Objective...........................................I, 1-1
      C.  Fundamental and Nonfundamental Restrictions....................I, 1-1
      D.  Restricted Securities..........................................I, 1-4
      E.  Foreign Investments............................................I, 1-4
      F.  Industry Classifications.......................................I, 1-4
      G.  Control Persons and Principal Holders of Securities............I, 1-6
      H.  Trustee Compensation...........................................I, 1-8
      I.  Investment Advisory Fee........................................I, 1-8
      J.  Portfolio Turnover.............................................I, 1-9
      K.  Brokerage Commissions..........................................I, 1-9
      L.  Sales Charges on Shares.......................................I, 1-10
      M.  Rule 12b-1 Fees...............................................I, 1-10
      N.  Performance...................................................I, 1-11
   2. STATE STREET RESEARCH AURORA FUND.................................I, 1-13
      A.  The Fund......................................................I, 1-13
      B.  Investment Objective..........................................I, 1-13
      C.  Fundamental and Nonfundamental Restrictions...................I, 1-13
      D.  Restricted Securities.........................................I, 1-16
      E.  Foreign Investments...........................................I, 1-16
      F.  Industry Classifications......................................I, 1-16
      G.  Control Persons and Principal Holders of Securities...........I, 1-18
      H.  Trustee Compensation..........................................I, 1-19
      I.  Investment Advisory Fee.......................................I, 1-19
      J.  Purchase and Redemption of Shares--Class S Shares.............I, 1-20
      K.  Portfolio Turnover............................................I, 1-20
      L.  Brokerage Commissions.........................................I, 1-21
      M.  Sales Charges on Shares.......................................I, 1-21
      N.  Rule 12b-1 Fees...............................................I, 1-22
      O.  Performance...................................................I, 1-23

SECTION II.................................................................II-1
      A.  Additional Information Concerning Investment Restrictions,
          Certain Risks and Investment Techniques..........................II-1
      B.  Debt Instruments and Permitted Cash Investments.................II-12
      C.  The Trusts, the Trustees and Officers and Fund Shares...........II-21
      D.  Investment Advisory Services....................................II-30
      E.  Purchase and Redemption of Shares...............................II-31


                                       (i)

                                                                           Page
                                                                           ----

      F.  Shareholder Accounts............................................II-38
      G.  Net Asset Value.................................................II-43
      H.  Portfolio Transactions..........................................II-44
      I.  Certain Tax Matters.............................................II-47
      J.  Distribution of Fund Shares.....................................II-51
      K.  Calculation of Performance Data.................................II-54
      L.  Custodian.......................................................II-57
      M.  Independent Accountants.........................................II-57
      N.  Financial Reports...............................................II-58


                                      (ii)

Definitions

      Each of the following terms used in this Statement of Additional Information has the meaning set forth below.

"1940 Act" means the Investment Company Act of 1940, as amended.

"Distributor" means State Street Research Investment Services, Inc., One Financial Center, Boston, Massachusetts 02111-2690.

"Investment Manager" means State Street Research & Management Company, One Financial Center, Boston, Massachusetts 02111-2690.

"Metropolitan" means Metropolitan Life Insurance Company.

"NYSE" means the New York Stock Exchange, Inc.

"Vote of the majority of the outstanding voting securities" means the vote, at the annual or a special meeting of security holders duly called, (i) of 67% or more of the voting securities present at the meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or
(ii) of more than 50% of the outstanding voting securities, whichever is less.


                                      (iii)

                                    SECTION I

1. STATE STREET RESEARCH EMERGING GROWTH FUND

      The information in this part 1 of Section I relates only to State Street Research Emerging Growth Fund (the "Emerging Growth Fund" or the "Fund"). For information on other funds, see the Table of Contents.

      A. The Fund

      The Fund was organized in 1993 as a separate series of State Street Research Capital Trust, a Massachusetts business trust (the "Trust"). A "series" is a separate pool of assets of the Trust which is separately managed and may have a different investment objective and different investment policies from the objective and policies of another series. The Trust currently is comprised of the following series: State Street Research Capital Fund, State Street Research Emerging Growth Fund and State Street Research Aurora Fund.

      The Fund is an "open-end" management investment company and is a "diversified company" as those terms are defined in the 1940 Act. Among other things, a diversified fund must, with respect to 75% of its total assets, not invest more than 5% of its total assets in any one issuer.

      B. Investment Objective

      The investment objective of State Street Research Emerging Growth Fund is a fundamental policy and may only be changed by the affirmative vote of a majority of the outstanding voting securities of the Fund.

      C. Fundamental and Nonfundamental Restrictions

      The Emerging Growth Fund has adopted the following investment restrictions, and those investment restrictions are either fundamental or not fundamental. Fundamental restrictions may not be changed except by the affirmative vote of a majority of the outstanding voting securities of the Emerging Growth Fund. Restrictions that are not fundamental may be changed without a shareholder vote.

Fundamental Investment Restrictions.

      It is the Emerging Growth Fund's policy:

      (1) not to purchase a security of any one issuer (other than securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities or mixed-ownership Government corporations) if such


                                     I, 1-1
            purchase would, with respect to 75% of the Emerging Growth Fund's total assets, cause more than 5% of the Emerging Growth Fund's total assets to be invested in the securities of such issuer, except in connection with investments in other investment companies to the extent permitted by law and regulatory authorities;

      (2) not to purchase a security of any one issuer if such purchase would cause more than 10% of the voting securities of such issuer to be held by the Emerging Growth Fund, except in connection with investments in other investment companies to the extent permitted by law and regulatory authorities;

      (3)   not to issue senior securities;

      (4) not to underwrite or participate in the marketing of securities of other issuers, except (a) the Emerging Growth Fund may, acting alone or in syndicates or groups, purchase or otherwise acquire securities of other issuers for investment, either from the issuers or from persons in a control relationship with the issuers or from underwriters of such securities and (b) to the extent that, in connection with the disposition of the Emerging Growth Fund's securities, the Emerging Growth Fund may be deemed to be an underwriter under certain federal securities laws;

      (5) not to purchase or sell fee simple interests in real estate, although the Emerging Growth Fund may purchase and sell other interests in real estate including securities which are secured by real estate, or securities of companies which own or invest or deal in real estate;

      (6) not to invest in commodities or commodity contracts in excess of 10% of the Emerging Growth Fund's total assets, except that investments in currencies, futures contracts and options on futures contracts on securities, securities indices and currencies shall not be deemed an investment in commodities or commodities contracts;

      (7) not to make loans, except that the Emerging Growth Fund may lend portfolio securities and purchase bonds, debentures, notes and similar obligations (and enter into repurchase agreements with respect thereto);

      (8) not to make any investment which would cause more than 25% of the value of the Emerging Growth Fund's total assets to be invested in securities of issuers principally engaged in any one industry [for purposes of this restriction, (a) utilities will be divided according to their services so that, for example, gas, gas transmission, electric and telephone companies will each be deemed in a separate industry, (b) oil and oil related companies will be divided by type so that, for example, oil production companies, oil service companies and refining


                                     I, 1-2
            and marketing companies will each be deemed in a separate industry,
            (c) finance companies will be classified according to the industries of their parent companies, and (d) securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including repurchase agreements involving such U.S. Government securities to the extent excludable under relevant regulatory interpretations) shall be excluded]; and

      (9) not to borrow money except for borrowings from banks for extraordinary and emergency purposes, such as permitting redemption requests to be honored, and then not in an amount in excess of 25% of the value of its total assets, and except insofar as reverse repurchase agreements may be regarded as borrowing.

Nonfundamental Investment Restrictions.

      It is the Emerging Growth Fund's policy:

      (1) not to purchase any security or enter into a repurchase agreement if as a result more than 15% of its net assets would be invested in securities that are illiquid (including repurchase agreements not entitling the holder to payment of principal and interest within seven days);

      (2) not to engage in transactions in options except in connection with options on securities, securities indices and currencies, and options on futures on securities, securities indices and currencies;

      (3) not to purchase securities on margin or make short sales of securities or maintain a short position except for short sales "against the box;"

      (4) not to hypothecate, mortgage or pledge any of its assets except as may be necessary in connection with permitted borrowings (for the purpose of this restriction, futures, options and forward commitments, and related escrow or custodian receipts or letters, margin or safekeeping accounts, or similar arrangements used in the industry in connection with the trading of such investments, are not deemed to involve a hypothecation, mortgage or pledge of assets); and

      (5) not to purchase a security issued by another investment company, except to the extent permitted under the 1940 Act or except by purchases in the open market involving only customary brokers' commissions, or securities acquired as dividends or distributions or in connection with a merger consolidation or similar transaction or other exchange.


                                     I, 1-3

      D. Restricted Securities

      It is the Fund's policy not to make an investment in restricted securities, including Rule 144A Securities, if, as a result, more than 35% of the Fund's total assets are invested in restricted securities, provided not more than 10% of the Fund's total assets are invested in restricted securities other than Rule 144A Securities.

      E. Foreign Investments

      The Fund reserves the right to invest without limitation in securities of non-U.S. issuers directly, or indirectly in the form of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"). Under current policy, however, the Fund limits such investments, including ADRs, EDRs and GDRs, to a maximum of 35% of its total assets

      F. Industry Classifications

      In determining how much of the portfolio is invested in a given industry, the following industry classifications are currently used. Industry classifications are subject to change from time to time. Securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities or mixed-ownership Government corporations or sponsored enterprises (including repurchase agreements involving U.S. Government securities to the extent excludable under relevant regulatory interpretations) are excluded. Securities issued by foreign governments are also excluded. Companies engaged in the business of financing may be classified according to the industries of their parent or sponsor companies or industries that otherwise most affect such financing companies. Issuers of asset-backed pools will be classified as separate industries based on the nature of the underlying assets, such as mortgages and credit card receivables. "Asset-backed-Mortgages" includes private pools of nongovernment backed mortgages.


                                     I, 1-4

Autos & Transportation
----------------------
Air Transport
Auto Parts
Automobiles
Miscellaneous
  Transportation
Railroad Equipment
Railroads
Recreational Vehicles &
  Boats
Tires & Rubber
Truckers

Consumer Discretionary
----------------------
Advertising Agencies
Casino/Gambling,
  Hotel/Motel
Commercial Services
Communications, Media &
  Entertainment
Consumer Electronics
Consumer Products
Consumer Services
Household Furnishings
Leisure Time
Photography
Printing & Publishing
Restaurants
Retail
Shoes
Textile Apparel
  Manufacturers
Toys

Consumer Staples
----------------
Beverages
Drug & Grocery Store
  Chains
Foods
Household Products
Tobacco

Financial Services
------------------
Banks & Savings and Loans
Financial Data Processing
  Services & Systems
Insurance
Miscellaneous Financial
Real Estate Investment
  Trusts
Rental & Leasing Services:
  Commercial
Securities Brokerage &
  Services

Health Care
-----------
Drugs & Biotechnology
Health Care Facilities
Health Care Services
Hospital Supply
Service Miscellaneous


                                     I, 1-5

Integrated Oils
---------------
Oil: Integrated Domestic
Oil: Integrated International

Materials & Processing
----------------------
Agriculture
Building & Construction
Chemicals
Containers & Packaging
Diversified Manufacturing
Engineering & Contracting
  Services
Fertilizers
Forest Products
Gold & Precious Metals
Miscellaneous Material &
  Processing
Non-Ferrous Metals
Office Supplies
Paper and Forest Products
Real Estate & Construction
Steel
Textile Products

Other
-----
Trust Certificates --
  Government Related
Lending
Asset-backed--Mortgages
Asset-backed--Credit Card
  Receivables
Miscellaneous
Multi-Sector Companies

Other Energy
------------
Gas Pipelines
Miscellaneous Energy
Offshore Drilling
Oil and Gas Producers
Oil Well Equipment &
  Services

Producer Durables
-----------------
Aerospace
Electrical Equipment &
  Components
Electronics:  Industrial
Homebuilding
Industrial Products
Machine Tools
Machinery
Miscellaneous Equipment
Miscellaneous Producer
  Durables
Office Furniture & Business
  Equipment
Pollution Control and
  Environmental Services
Production Technology
  Equipment
Telecommunications
  Equipment

Technology
----------
Communications Technology
Computer Software
Computer Technology
Electronics
Electronics:  Semi-
  Conductors/Components
Miscellaneous Technology

Utilities
---------
Miscellaneous Utilities
Utilities:  Cable TV & Radio
 Utilities:  Electrical
 Utilities:  Gas Distribution
Utilities:
  Telecommunications
Utilities:  Water

      G. Control Persons and Principal Holders of Securities

Trustees and Officers

      The Trustees and principal officers of State Street Research Capital Trust as a group owned approximately 1.9% of the Emerging Growth Fund's outstanding Class A shares and owned no shares of the Funds's outstanding Class B, Class B(1), Class C or Class S shares. All information is as of December 31, 1999.


                                     I, 1-6

Other Persons

      The following persons or entities were the record and/or beneficial owners of the following approximate percentages of the Emerging Growth Fund's outstanding shares. All information is as of December 31, 1999.

                         Shareholder                                 %
                         -----------                                 -

Class B                  Merrill Lynch                             14.9
Class C                  Merrill Lynch                             47.4
Class S                  Chase Manhattan, Trustee                  85.6

The full name and address of each of the above persons or entities are as follows:

Merrill Lynch, Pierce, Fenner & Smith, Inc.
For the Sole Benefit of its Customers (a)
4800 Deerlake Drive East
Jacksonville, FL  32246

Chase Manhattan Bank, NA (b)
4 New York Plaza
New York, NY  10004

----------
(a) The Fund believes that each named recordholder does not have beneficial ownership of such shares.

(b) Chase Manhattan Bank, N.A. holds such shares as trustee under certain employee benefit plans serviced by Metropolitan Life Insurance Company ("Metropolitan")

      Ownership of 25% or more of a voting security is deemed "control" as defined in the 1940 Act. So long as 25% of a class of shares is so owned, such owners will be presumed to be in control of such class of shares for purposes of voting on certain matters submitted to a vote of shareholders of that class.


                                     I, 1-7

      H. Trustee Compensation

      The Trustees of State Street Research Capital Trust were compensated as follows:

                                                                    Total                 Total Compensation
                                                                Compensation                From All State
                                      Aggregate                   From All               Street Research Funds
                                    Compensation                State Street               and Metropolitan
                                    From Emerging              Research Funds              Series Fund, Inc.
Name of Trustee                    Growth Fund(b)           Paid to Trustees (c)         Paid to Trustees (d)
---------------                    --------------           --------------------         --------------------
Bruce R. Bond                        $       850               $     55,495                  $      55,495
Steven A. Garban                     $     2,300               $     80,150                  $     110,900
Malcolm T. Hopkins                   $     1,900               $     72,700                  $     103,450
Dean O. Morton                       $     2,300               $     81,150                  $     108,900
Susan M. Phillips                    $     1,900               $     57,150                  $      57,150
Toby Rosenblatt                      $     1,900               $     67,900                  $      67,900
Michael S. Scott Morton              $     2,500               $     85,250                  $     113,000
Ralph F. Verni                       $         0               $          0                  $           0

----------

(a) For the Emerging Growth Fund's fiscal year ended September 30, 1999. The Emerging Growth Fund does not provide any pension or retirement benefits for the Trustees.

(b) Includes compensation on behalf of all series of 11 investment companies for which the Investment Manager serves as sole investment adviser. The figure in this column is for the 12 months ended December 31, 1999.

(c) Includes compensation on behalf of all series of 11 investment companies for which the Investment Manager serves as sole investment adviser and all series of Metropolitan Series Fund, Inc. The primary adviser to Metropolitan Series Fund, Inc. is Metropolitan Life Insurance Company, which has retained State Street Research & Management Company as sub-adviser to certain series of Metropolitan Series Fund, Inc. The figure in this column includes compensation relating to series of Metropolitan Series Fund, Inc. which are not advised by State Street Research & Management Company. The figure is for the 12 months ended December 31, 1999.

      For more information on the Trustees and officers of State Street Research Capital Trust, see Section II, C of this Statement of Additional Information.

      I. Investment Advisory Fee

      The advisory fee payable monthly by the Emerging Growth Fund to the Investment Manager is computed as a percentage of the average of the value of the net assets of the Emerging Growth Fund as determined at the close of regular trading on the NYSE on each day the NYSE is open for trading. The Distributor and its affiliates have from time to time and in varying amounts voluntarily assumed some portion of fees or expenses relating to the Emerging Growth Fund.


                                     I, 1-8

      The annual percentage rate:  0.75%.

                                               Advisory        Fees Waived
                                              Fees Paid    or Expenses Assumed
                                              ---------    -------------------
      Fiscal year ended September 30, 1999    $  724,723        $  480,847
      Fiscal year ended September 30, 1998    $  784,289        $  164,484
      Fiscal year ended September 30, 1997    $  461,544        $  185,818

      For more information on the investment advisory arrangements, see Section II, D of this Statement of Additional Information.

      J. Portfolio Turnover

      The Emerging Growth Fund's portfolio turnover rate is determined by dividing the lesser of securities purchases or sales for a year by the monthly average value of securities held by the Emerging Growth Fund (excluding, for purposes of this determination, securities the maturities of which as of the time of their acquisition were one year or less).

                                                   Portfolio Turnover Rates
                                                   ------------------------
      Fiscal year ended September 30, 1999                  93.38%
      Fiscal year ended September 30, 1998                  98.30%

      For more information on portfolio turnover, see Section II, H of this Statement of Additional Information.

      K. Brokerage Commissions

      Brokerage commissions paid by the Emerging Growth Fund in secondary trading were as follows:

      Fiscal year ended September 30, 1999              $  194,646
      Fiscal year ended September 30, 1998              $  224,404
      Fiscal year ended September 30, 1997              $  328,000

      During and at the end of its most recent fiscal year, the Emerging Growth Fund held the securities of no entity that might be deemed to be a regular broker-dealer of the Emerging Growth Fund, as defined under the 1940 Act.

      For more information on brokerage commissions, see Section II, H of this Statement of Additional Information.


                                     I, 1-9

      L. Sales Charges on Shares

Front-end Sales Charges (Class A)

                                                                   Retained by Distributor
                                                                    After Reallowance of
                                             Total Sales Charges   Concessions to Dealers
                                             -------------------   ----------------------
      Fiscal year ended September 30, 1999       $  747,875              $  89,143
      Fiscal year ended September 30, 1998       $  380,618              $  45,401
      Fiscal year ended September 30, 1997       $  108,632              $  13,429

Contingent Deferred Sales Charges (Classes A, B(1), B and C)

                      Fiscal Year Ended                 Fiscal Year Ended                 Fiscal Year Ended
                     September 30, 1999                September 30, 1998                September 30, 1997
              --------------------------------   -------------------------------    --------------------------------
                 Contingent       Commissions       Contingent      Commissions        Contingent     Commissions
                  Deferred          Paid to          Deferred         Paid to           Deferred        Paid to
                Sales Charges       Dealers        Sales Charges      Dealers         Sales Charges     Dealers
                -------------     -----------      -------------    -----------       -------------   -----------
Class A          $       0        $  658,732         $       0       $  335,217         $      0      $   95,203
Class B(1)*      $   2,553        $  107,159         $     N/A       $      N/A         $    N/A      $      N/A
Class B          $ 132,796        $  175,549         $  81,822       $1,074,456         $ 69,904      $  289,915
Class C          $   1,812        $   74,819         $   1,186       $   35,861         $    163      $   13,320

----------
*Class B(1) was introduced January 1, 1999.

      For more information about sales charges, see Section II, J of this Statement of Additional Information.

      M. Rule 12b-1 Fees

      The Emerging Growth Fund has adopted plans of distribution pursuant to Rule 12b-1 under the 1940 Act ("Distribution Plan(s)"). Under the Distribution Plans, the Fund may engage, directly or indirectly, in financing any activities primarily intended to result in the sale of shares of the Fund. Under the Distribution Plans, the Fund provides the Distributor with a service fee at an annual rate of 0.25% on the average daily net assets of Class A, Class B(1), Class B and Class C shares. The Fund also provides a distribution fee at an annual rate of 0.75% on the average daily net assets of Class B(1), Class B and Class C shares. The service and distribution fees are used to cover personal services and/or the maintenance of shareholder accounts provided by the Distributor, brokers, dealers, financial professionals or others, and sales, promotional and marketing activities relating to the respective classes.

      Under the Distribution Plan covering Class A, Class B and Class C shares, the Fund's payments are intended to reimburse the Distributor for expenditures incurred under the plan, and any unused payments are returnable to the Fund.


                                     I, 1-10

      Under the Distribution Plan covering Class B(1) shares, the Fund's payments compensate the Distributor for services and expenditures incurred under the plan and none of the payments are returnable to the Fund.

      During the fiscal year ended September 30, 1999, the Emerging Growth Fund paid fees under the Distribution Plan and the fees were used as set forth below. The Distributor may have also used additional resources of its own for further expenses.

                                                    Class A        Class B(1)      Class B       Class C
                                                    -------        ----------      -------       -------
Advertising                                       $      473        $   1,645     $        0    $   3,715

Printing and mailing of prospectuses to                   96              364              0          755
  other than current shareholders

Compensation to dealers                               78,848            7,047        488,749       51,729

Compensation to sales personnel                        1,162            4,058              0        8,839

Interest                                                   0                0              0            0

Carrying or other financing charges                        0                0              0            0

Other expenses: marketing; general                     1,063            3,650              0        7,880
                                                  ----------        ---------     ----------    ---------

Total Fees                                        $   81,642        $  16,764     $  488,749    $  72,918
                                                  ==========        =========     ==========    =========

      The Distributor may have also used additional resources of its own for further expenses on behalf of the Fund.

      For more information about Rule 12b-1 fees, see Section II, J of this Statement of Additional Information.

      N. Performance

      All calculations of performance data in this section reflect voluntary measures, if any, by the Investment Manager or its affiliates to reduce fees or expenses relating to the Emerging Growth Fund.

      Performance data for a specified class includes periods prior to the adoption of class designations on February 1, 1994, when designations were assigned based on the pricing applicable to shares sold thereafter. The application of the additional Rule 12b-1 fees, if any, of up to 1% will, for periods after February 1, 1994, adversely affect Fund performance results. Thus, performance data or rankings for a given class of shares should be interpreted


                                     I, 1-11
carefully. Performance for Class B(1) shares reflects Class B performance through December 31, 1998. Class B(1) shares were introduced on January 1, 1999.

Standard Total Return

      The average annual total return ("standard total return") of each class of shares of the Emerging Growth Fund was as follows:

                   Commencement
                   of Operations           Five Years              One Year
               (October 4, 1993) to           Ended                  Ended
                September 30, 1999     September 30, 1999     September 30, 1999
                ------------------     ------------------     ------------------

  Class A              6.95%                 10.79%                 21.67%
  Class B(1)           7.16%                 11.03%                 23.37%
  Class B              7.28%                 11.03%                 23.37%
  Class C              7.28%                 11.30%                 27.21%
  Class S              8.34%                 12.41%                 29.59%

Nonstandard Total Return

      The nonstandard total return of each class of shares of the Emerging Growth Fund for the six months ended September 30, 1999, without taking sales charges into account, was as follows:

                     Class A                           7.31%
                     Class B(1)                        6.84%
                     Class B                           6.95%
                     Class C                           6.84%
                     Class S                           7.44%

      For more information about performance, see Section II, K of this Statement of Additional Information.


                                     I, 1-12

2. STATE STREET RESEARCH AURORA FUND

      The information in this part 2 of Section I relates only to State Street Research Aurora Fund (the "Aurora Fund" or the "Fund"). For information on other funds, see the Table of Contents.

      A. The Fund

      The Fund was organized in 1995 as a separate series of State Street Research Capital Trust, a Massachusetts business trust (the "Trust"). A "series" is a separate pool of assets of the Trust which is separately managed and may have a different investment objective and different investment policies from the objective and policies of another series. The Trust currently is comprised of the following series: State Street Research Capital Fund, State Street Research Emerging Growth Fund and State Street Research Aurora Fund.

      The Fund is an "open-end" management investment company and is a "diversified company" as those terms are defined in the 1940 Act. Among other things, a diversified fund must, with respect to 75% of its total assets, not invest more than 5% of its total assets in any one issuer.

      B. Investment Objective

      The investment objective of State Street Research Aurora Fund is a fundamental policy and may only be changed by the affirmative vote of a majority of the outstanding voting securities of the Fund.

      C. Fundamental and Nonfundamental Restrictions

      The Aurora Fund has adopted the following investment restrictions, and those investment restrictions are either fundamental or not fundamental. Fundamental restrictions may not be changed except by the affirmative vote of a majority of the outstanding voting securities of the Aurora Fund. Restrictions that are not fundamental may be changed without a shareholder vote.

      The fundamental and nonfundamental policies of the Aurora Fund do not apply to any matters involving the issuance of multiple classes of shares of the Fund or the creation or use of a structure allowing the Fund to invest substantially all its assets in a related collective investment vehicle for similar funds or allowing the Fund to serve as such a collective investment vehicle for other similar funds, to the extent permitted by law and regulatory authorities.


                                     I, 1-13

Fundamental Investment Restrictions.

      It is the Aurora Fund's policy:

      (1) not to purchase a security of any one issuer (other than securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities or mixed-ownership Government corporations) if such purchase would, with respect to 75% of the Aurora Fund's total assets, cause more than 5% of the Aurora Fund's total assets to be invested in the securities of such issuer or cause more than 10% of the voting securities of such issuer to be held by the Aurora Fund;

      (2) not to issue senior securities as defined in the 1940 Act, except as permitted by that Act and the rules thereunder or as permitted by the Securities and Exchange Commission (the creation of general liens or security interests under normal brokerage arrangements for transactions in portfolio assets are not deemed to involve the issuance of senior securities);

      (3) not to underwrite or participate in the marketing of securities of other issuers, except (a) the Aurora Fund may, acting alone or in syndicates or groups, purchase or otherwise acquire securities of other issuers for investment, either from the issuers or from persons in a control relationship with the issuers or from underwriters of such securities and (b) to the extent that, in connection with the disposition of the Aurora Fund's securities, the Aurora Fund may be a selling shareholder in an offering or deemed to be an underwriter under certain federal securities laws;

      (4) not to purchase fee simple interests in real estate unless acquired as a result of ownership of securities or other instruments, although the Aurora Fund may purchase and sell other interests in real estate including securities which are secured by real estate, or securities of companies which make real estate loans or own, or invest or deal in, real estate;

      (5) not to invest in physical commodities or physical commodity contracts in excess of 10% of the Aurora Fund's total assets, except that investments in essentially financial items such as, but not limited to, swap arrangements, hybrids, currencies, currency and other forward contracts, futures contracts and options on futures contracts on securities, securities indices and currencies shall not be deemed investments in commodities or commodities contracts;

      (6) not to lend money; however, the Aurora Fund may lend portfolio securities and purchase bonds, debentures, notes and similar obligations (and enter into repurchase agreements with respect thereto);


                                     I, 1-14

      (7) not to make any investment which would cause more than 25% of the value of the Aurora Fund's total assets to be invested in securities of issuers principally engaged in any one industry [for purposes of this restriction, (a) utilities may be divided according to their services so that, for example, gas, gas transmission, electric and telephone companies may each be deemed in a separate industry, (b) oil and oil related companies may be divided by type so that, for example, oil production companies, oil service companies and refining and marketing companies may each be deemed in a separate industry, (c) finance companies may be classified according to the industries of their parent companies, and (d) securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities or mixed-ownership Government corporations (including repurchase agreements involving such U.S. Government securities to the extent excludable under relevant regulatory interpretations) may be excluded]; and

      (8) not to borrow money, including reverse repurchase agreements in so far as such agreements may be regarded as borrowings, except for borrowings not in an amount in excess of 33 1/3% of the value of its total assets.

Nonfundamental Investment Restrictions.

      It is the Aurora Fund's policy:

      (1) not to purchase any security or enter into a repurchase agreement if as a result more than 15% of its net assets would be invested in securities that are illiquid (including repurchase agreements not entitling the holder to payment of principal and interest within seven days);

      (2) not to engage in transactions in options except in connection with options on securities, securities indices and currencies, and options on futures on securities, securities indices and currencies;

      (3) not to purchase securities on margin or make short sales of securities or maintain a short position except for short sales "against the box;" for the purpose of this restriction, escrow or custodian receipts or letters, margin or safekeeping accounts, or similar arrangements used in the industry in connection with the trading of futures, options and forward commitments are not deemed to involve the use of margin; and

      (4) not to purchase a security issued by another investment company, except to the extent permitted under the 1940 Act or except by purchases in the open market involving only customary brokers' commissions, or securities acquired as dividends or distributions or in connection with a merger, consolidation or similar transaction or other exchange.


                                     I, 1-15

      D. Restricted Securities

      It is the Fund's policy not to make an investment in restricted securities, including Rule 144A Securities, if, as a result, more than 35% of the Fund's total assets are invested in restricted securities, provided not more than 10% of the Fund's total assets are invested in restricted securities other than Rule 144A Securities.

      E. Foreign Investments

      The Fund reserves the right to invest without limitation in securities of non-U.S. issuers directly, or indirectly in the form of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"). Under current policy, however, the Fund limits such investments, including ADRs, EDRs and GDRs, to a maximum of 35% of its total assets.

      F. Industry Classifications

      In determining how much of the portfolio is invested in a given industry, the following industry classifications are currently used. Industry classifications are subject to change from time to time. Securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities or mixed-ownership Government corporations or sponsored enterprises (including repurchase agreements involving U.S. Government securities to the extent excludable under relevant regulatory interpretations) are excluded. Securities issued by foreign governments are also excluded. Companies engaged in the business of financing may be classified according to the industries of their parent or sponsor companies or industries that otherwise most affect such financing companies. Issuers of asset-backed pools will be classified as separate industries based on the nature of the underlying assets, such as mortgages and credit card receivables. "Asset-backed-Mortgages" includes private pools of nongovernment backed mortgages.

Autos & Transportation
----------------------
Air Transport
Auto Parts
Automobiles
Miscellaneous
Transportation
Railroad Equipment
Railroads
Recreational Vehicles &
  Boats
Tires & Rubber
Truckers

Consumer Discretionary
----------------------
Advertising Agencies
Casino/Gambling,
Hotel/Motel
Commercial Services
Communications, Media &
  Entertainment
Consumer Electronics
Consumer Products
Consumer Services
Household Furnishings
Leisure Time
Photography
Printing & Publishing
Restaurants
Retail
Shoes
Textile Apparel
  Manufacturers
Toys

Consumer Staples
----------------
Beverages
Drug & Grocery Store
  Chains
Foods
Household Products
Tobacco

Financial Services
------------------
Banks & Savings and Loans
Financial Data Processing


                                     I, 1-16

  Services & Systems
Insurance
Miscellaneous Financial
Real Estate Investment
  Trusts
Rental & Leasing Services:
  Commercial
Securities Brokerage &
  Services

Health Care
-----------
Drugs & Biotechnology
Health Care Facilities
Health Care Services
Hospital Supply
Service Miscellaneous

Integrated Oils
---------------
Oil: Integrated Domestic
Oil: Integrated International

Materials & Processing
----------------------
Agriculture
Building & Construction
Chemicals
Containers & Packaging
Diversified Manufacturing
Engineering & Contracting
  Serv.
Fertilizers
Forest Products
Gold & Precious Metals
Miscellaneous Materials &
  Processing
Non-Ferrous Metals
Office Supplies
Paper and Forest Products
Real Estate & Construction
Steel
Textile Products

Other
-----
Trust Certificates --
  Government Related
Lending
Asset-backed-Mortgages

Asset-backed-Credit Card
  Receivables
Miscellaneous
Multi-Sector Companies

Other Energy
------------
Gas Pipelines
Miscellaneous Energy
Offshore Drilling
Oil and Gas Producers
Oil Well Equipment &
  Services

Producer Durables
-----------------
Aerospace
Electrical Equipment &
  Components
Electronics: Industrial
Homebuilding
Industrial Products
Machine Tools
Machinery
Miscellaneous Equipment
Miscellaneous Producer
  Durables
Office Furniture & Business
  Equipment
Pollution Control and
  Environmental Services
Production Technology
  Equipment
Telecommunications
Equipment

Technology
----------
Communications
Technology
Computer Software
Computer Technology
Electronics
Electronics: Semi-
  Conductors/Components
Miscellaneous Technology

Utilities
---------
Miscellaneous Utilities
Utilities: Cable TV & Radio
Utilities: Electrical
Utilities: Gas distribution
Utilities:Telecommunications
Utilities: Water


                                     I, 1-17

      G. Control Persons and Principal Holders of Securities

Trustees and Officers

     The Trustees and principal officers of State Street Research Capital Trust as a group owned approximately 1.4% of the Aurora Fund's outstanding Class A shares and owned no shares of the Fund's outstanding Class B, Class B(1), Class C or Class S shares. All information is as of December 31, 1999.

Other Persons

      The following persons or entities were the record and/or beneficial owners of the following approximate percentages of the Aurora Fund's outstanding shares. All information is as of December 31, 1999.

                       Shareholder                                 %
                       -----------                                 -
Class A                Merrill Lynch                             16.9
Class B                Merrill Lynch                             38.2
Class B(1)             Merrill Lynch                             23.2
Class C                Merrill Lynch                             47.4
Class S                Timel & Co.                               21.9
                       M.C. Vlantikas                             6.6
                       M.L. Birnbaum                              6.4

The full name and address of each of the above persons or entities are as follows:

Merrill Lynch, Pierce, Fenner & Smith, Inc. (a)
For the Sole Benefit of its Customers
4800 Deerlake Drive East
Jacksonville, FL 32246

Timel & Co.
M.C. Vlantikas
M.L. Birnbaum
     c/o State Street Research Service Center
     One Financial Center
     Boston, MA 02111

----------
(a) The Fund believes that such entity does not have beneficial ownership of such shares.

      Ownership of 25% or more of a voting security is deemed "control" as defined in the 1940 Act. So long as 25% of a class of shares is so owned, such owners will be presumed to be in control of such class of shares for purposes of voting on certain matters submitted to a vote of shareholders of that class.


                                    I, 1-18

      H. Trustee Compensation

      The Trustees of State Street Research Capital Trust were compensated as follows:

                                                                    Total                 Total Compensation
                                                                Compensation                From All State
                                      Aggregate                   From All               Street Research Funds
                                    Compensation                State Street               and Metropolitan
                                     From Aurora               Research Funds              Series Fund, Inc.
Name of Trustee                        Fund(b)              Paid to Trustees (c)         Paid to Trustees (d)
---------------                   ----------------          --------------------         --------------------
Bruce R. Bond                        $     1,700                $     55,495                 $     55,495
Steven A. Garban                     $     4,650                $     80,150                 $    110,900
Malcolm T. Hopkins                   $     4,000                $     72,700                 $    103,450
Dean O. Morton                       $     4,300                $     81,500                 $    108,900
Susan M. Phillips                    $     4,100                $     57,150                 $     57,150
Toby Rosenblatt                      $     3,800                $     67,900                 $     67,900
Michael S. Scott Morton              $     4,850                $     85,250                 $    113,000
Ralph F. Verni                       $         0                $          0                 $          0

----------

(a) For the Aurora Fund's fiscal year ended September 30, 1999. The Aurora Fund does not provide any pension or retirement benefits for the Trustees.

(b) Includes compensation on behalf of all series of 11 investment companies for which the Investment Manager serves as sole investment adviser. The figure in this column is for the 12 months ended December 31, 1999.

(c) Includes compensation on behalf of all series of 11 investment companies for which the Investment Manager serves as sole investment adviser and all series of Metropolitan Series Fund, Inc. The primary adviser to Metropolitan Series Fund, Inc. is Metropolitan Life Insurance Company, which has retained State Street Research & Management Company as sub-adviser to certain series of Metropolitan Series Fund, Inc. The figure in this column includes compensation relating to series of Metropolitan Series Fund, Inc. which are not advised by State Street Research & Management Company. The figure is for the 12 months ended December 31, 1999.

      For more information in the Trustees and officers of State Street Research Capital Trust, see Section II, C of this Statement of Additional Information.

      I. Investment Advisory Fee

      The advisory fee payable monthly by the Aurora Fund to the Investment Manager is computed as a percentage of the average of the value of the net assets of the Aurora Fund as determined at the close of regular trading on the NYSE on each day the NYSE is open for trading. The Distributor and its affiliates have from time to time and in varying amounts voluntarily assumed some portion of fees or expenses relating to the Aurora Fund.


                                     I, 1-19

      The annual percentage rate: 0.85%.

                                                Advisory         Fees Waived
                                               Fees Paid     or Expenses Assumed
                                               ---------     -------------------
      Fiscal year ended September 30, 1999   $  3,516,380        $         0
      Fiscal year ended September 30, 1998   $  4,919,113        $         0
      Fiscal year ended September 30, 1997   $    726,266        $   135,389

      For more information on the investment advisory arrangements, see Section II, D of this Statement of Additional Information.

      J. Purchase and Redemption of Shares--Class S Shares

      The first paragraph under the caption "Purchase and Redemption of Shares--Class S Shares" in Section II of this Statement of Additional Information is revised in its entirety to read as follows for the Aurora Fund:

            Class S Shares. Class S shares are currently available to certain employee benefit plans such as qualified retirement plans which meet criteria relating to number of participants, service arrangements, or similar factors; insurance companies; investment companies; advisory accounts of the Investment Manager; endowment funds of nonprofit organizations with substantial minimum assets (currently a minimum of $10 million); and other similar institutional investors. Class S shares may be acquired through programs or products sponsored by Metropolitan, its affiliates, or both for which Class S shares have been designated.

      K. Portfolio Turnover

      The Aurora Fund's portfolio turnover rate is determined by dividing the lesser of securities purchases or sales for a year by the monthly average value of securities held by the Aurora Fund (excluding, for purposes of this determination, securities the maturities of which as of the time of their acquisition were one year or less).

                                                Portfolio Turnover Rates
                                                ------------------------
      Fiscal year ended September 30, 1999              65.13%
      Fiscal year ended September 30, 1998              67.80%

      For more information on portfolio turnover, see Section II, H of this Statement of Additional Information.


                                     I, 1-20

      L. Brokerage Commissions

      Brokerage commissions paid by the Aurora Fund in secondary trading were as follows:

      Fiscal year ended September 30, 1999              $  404,463
      Fiscal year ended September 30, 1998              $  710,885
      Fiscal year ended September 30, 1997              $  347,000

      During and at the end of its most recent fiscal year, the Aurora Fund held the securities of the no entity that might be deemed to be a regular broker-dealer of the Aurora Fund, as defined under the 1940 Act.

      For more information on brokerage commissions, see Section II, H of this Statement of Additional Information.

      M. Sales Charges on Shares

Front-end Sales Charges (Class A)

                                                                     Retained by Distributor
                                                                      After Reallowance of
                                              Total Sales Charges    Concessions to Dealers
                                              -------------------    ----------------------
      Fiscal year ended September 30, 1999      $   1,290,344            $   226,638
      Fiscal year ended September 30, 1998      $   1,421,321            $   229,788
      Fiscal year ended September 30, 1997      $   2,602,606            $   314,023

Contingent Deferred Sales Charges (Classes A, B(1), B and C)

                      Fiscal Year Ended                 Fiscal Year Ended                 Fiscal Year Ended
                      September 30, 1999               September 30, 1998                September 30, 1997
              --------------------------------- --------------------------------- -----------------------------------
                 Contingent       Commissions      Contingent      Commissions         Contingent     Commissions
                  Deferred          Paid to         Deferred         Paid to            Deferred        Paid to
                Sales Charges       Dealers       Sales Charges      Dealers          Sales Charges     Dealers
                -------------     -----------     -------------    -----------        -------------   -----------
Class A          $        0      $ 1,063,706       $        0      $ 1,247,116          $       0    $   2,288,583
Class B(1)*      $   16,804      $   699,864       $      N/A      $       N/A          $     N/A    $         N/A
Class B          $  928,580      $ 1,180,706       $  702,451      $ 3,873,069          $   8,896    $   7,025,505
Class C          $   15,346      $   258,109       $   39,391      $   348,378          $   3,376    $     505,683

----------
*Class B(1) was introduced January 1, 1999.

      For more information about sales charges, see Section II, J of this Statement of Additional Information.


                                     I, 1-21

      N. Rule 12b-1 Fees

      The Aurora Fund has adopted plans of distribution pursuant to Rule 12b-1 under the 1940 Act ("Distribution Plan(s)"). Under the Distribution Plans, the Fund may engage, directly or indirectly, in financing any activities primarily intended to result in the sale of shares of the Fund. Under the Distribution Plans, the Fund provides the Distributor with a service fee at an annual rate of 0.25% on the average daily net assets of Class A, Class B(1), Class B and Class C shares. The Fund also provides a distribution fee at an annual rate of 0.75% on the average daily net assets of Class B(1), Class B and Class C shares. The service and distribution fees are used to cover personal services and/or the maintenance of shareholder accounts provided by the Distributor, brokers, dealers, financial professionals or others, and sales, promotional and marketing activities relating to the respective classes.

      Under the Distribution Plan covering Class A, Class B and Class C shares, the Fund's payments are intended to reimburse the Distributor for expenditures incurred under the plan, and any unused payments are returnable to the Fund.

      Under the Distribution Plan covering Class B(1) shares, the Fund's payments compensate the Distributor for services and expenditures incurred under the plan, and none of the payments are returnable to the Fund.

      During the fiscal year ended September 30, 1999, the Aurora Fund paid the fees under the Distribution Plans and the fees were used as set forth below.

                                                      Class A          Class B(1)        Class B          Class C
                                                      -------          ----------        -------          -------
Advertising                                         $        0          $   5,480      $          0      $        0

Printing and mailing of prospectuses to                      0              1,212                 0               0
  other than current shareholders

Compensation to dealers                                333,271             36,714         2,069,460         648,301

Compensation to sales personnel                              0             14,195                 0               0

Interest                                                     0                  0                 0               0

Carrying or other financing charges                          0                  0                 0               0

Other expenses: marketing; general                           0             13,905                 0               0
                                                    ----------          ---------      ------------      ----------

Total Fees                                          $  333,271          $  71,506      $  2,069,460      $  648,301
                                                    ==========          =========      ============      ==========


                                     I, 1-22

      The Distributor may have also used additional resources of its own for further expenses on behalf of the Fund.

      For more information about Rule 12b-1 fees, see Section II, J of this Statement of Additional Information.

      O. Performance

      All calculations of performance data in this section reflect voluntary measures, if any, by the Investment Manager or its affiliates to reduce fees or expenses relating to the Aurora Fund.

      Performance for Class B(1) shares reflects Class B performance through December 31, 1998. Class B(1) shares were introduced on January 1, 1999.

Standard Total Return

      The average annual total return ("standard total return") of each class of shares of the Aurora Fund was as follows:

                                Commencement
                                of Operations                      One Year
                            (February 13, 1995) to                   Ended
                              September 30, 1999              September 30, 1999
                              ------------------              ------------------

      Class A                       22.19%                          15.82%
      Class B(1)                    22.61%                          16.90%
      Class B                       22.61%                          16.90%
      Class C                       22.81%                          20.98%
      Class S                       24.07%                          23.21%

Nonstandard Total Return

      The nonstandard total return of each class of shares of the Aurora Fund for the six months ended September 30, 1999, without taking sales charges into account, was as follows:

                  Class A                            20.01%
                  Class B(1)                         19.52%
                  Class B                            19.52%
                  Class C                            19.52%
                  Class S                            20.20%

      For more information about performance, see Section II, K of this Statement of Additional Information.


                                     I, 1-23

                                   SECTION II

      This Section II contains general information applicable to the fund(s) identified on the cover page of this Statement of Additional Information. (If more than one Fund is identified, each is referred to as "the Fund.")

      A. Additional Information Concerning Investment Restrictions, Certain Risks and Investment Techniques

      The Fund follows certain fundamental and nonfundamental investment restrictions. The fundamental and nonfundamental investment restrictions for the Fund identified on the cover page of this Statement of Additional Information are included in Section I of this Statement of Additional Information.

      In addition, the Fund may invest in the following instruments, use the following investment techniques or be exposed to the following investment risks. Please note that not all of the instruments, techniques and risks described in this part apply uniformly to the Funds identified on the cover page of this Statement of Additional Information. The extent to which a Fund may engage in the following practices depends on its investment strategy. Some practices are more applicable to equity investments and would be used more by Funds with substantial equity portions. For example, American Depository Receipts ("ADRs") generally involve the stocks of foreign issuers and are used more by Funds which invest in foreign securities. Similarly, some practices are more applicable to debt securities and would be used more in Funds with substantial debt positions, for example, techniques to manage the interest rate volatility of bonds. However, since the Fund generally reserves the flexibility to invest to some degree in ways which are outside their primary focus, it is possible for the Fund to engage in all the described practices.

Derivatives

      The Fund may buy and sell certain types of derivatives, such as options futures contracts, options on futures contracts, and swaps under circumstances in which such instruments are expected by the Investment Manager to aid in achieving the Fund's investment objective. The Fund may also purchase instruments with characteristics of both futures and securities (e.g., debt instruments with interest and principal payments determined by reference to the value of a commodity or a currency at a future time) and which, therefore, possess the risks of both futures and securities investments.

      Derivatives, such as options, futures contracts, options on futures contracts, and swaps enable the Fund to take both "short" positions (positions which anticipate a decline in the market value of a particular asset or index) and "long" positions (positions which anticipate an increase in the market value of a particular asset or index). The Fund may also use strategies which involve simultaneous short and long positions in response to specific market conditions, such as where the Investment Manager anticipates unusually high or low market volatility.

      The Investment Manager may enter into derivative positions for the Fund for either hedging or non-hedging purposes. The term hedging is applied to defensive strategies designed to protect the Fund from an expected decline in the market value of an asset or group of assets that the Fund owns (in the case of a short hedge) or to protect the Fund from an expected rise in the market value of an asset or group of assets which it intends to acquire in the future (in the case of a long or "anticipatory" hedge). Non-hedging strategies include strategies designed to produce incremental income (such as the option writing strategy described below) or "speculative" strategies which are undertaken to profit from (i) an expected decline in the market value of an asset or group of assets which the Fund does not own or (ii) expected increases in the market value of an asset which it does not plan to acquire. Information about specific types of instruments is provided below.

Futures Contracts.

      Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency or an index of securities, at a future time at a specified price. A contract to buy establishes a long position while a contract to sell establishes a short position.

      The purchase of a futures contract on an equity security or an index of equity securities normally enables a buyer to participate in the market movement of the underlying asset or index after paying a transaction charge and posting margin in an amount equal to a small percentage of the value of the underlying asset or index. The Fund will initially be required to deposit with the Trust's custodian or the broker effecting the futures transaction an amount of "initial margin" in cash or securities, as permitted under applicable regulatory policies.

      Initial margin in futures transactions is different from margin in securities transactions in that the former does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is like a performance bond or good faith deposit on the contract. Subsequent payments (called "maintenance margin") to and from the broker will be made on a daily basis as the price of the underlying asset fluctuates. This process is known as "marking to market." For example, when the Fund has taken a long position in a futures contract and the value of the underlying asset has risen, that position will have increased in value and the Fund will receive from the broker a maintenance margin payment equal to the increase in value of the underlying asset. Conversely, when the Fund has taken a long position in a futures contract and the value of the underlying instrument has declined, the position would be less valuable, and the Fund would be required to make a maintenance margin payment to the broker.

      At any time prior to expiration of the futures contract, the Fund may elect to close the position by taking an opposite position which will terminate the Fund's position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. While futures contracts with respect to securities do provide for the delivery and acceptance of such securities, such delivery and acceptance are seldom made.

      In transactions establishing a long position in a futures contract, assets equal to the face value of the futures contract will be identified by the Fund to the Trust's custodian for maintenance in a separate account to insure that the use of such futures contracts is unleveraged. Similarly, assets having a value equal to the aggregate face value of the futures contract will be identified with respect to each short position. The Fund will utilize such assets and methods of cover as appropriate under applicable exchange and regulatory policies.

Options.

      The Fund may use options to implement its investment strategy. There are two basic types of options: "puts" and "calls." Each type of option can establish either a long or a short position, depending upon whether the Fund is the purchaser or the writer of the option. A call option on a security, for example, gives the purchaser of the option the right to buy, and the writer the obligation to sell, the underlying asset at the exercise price during the option period. Conversely, a put option on a security gives the purchaser the right to sell, and the writer the obligation to buy, the underlying asset at the exercise price during the option period.

      Purchased options have defined risk, that is, the premium paid for the option, no matter how adversely the price of the underlying asset moves, while affording an opportunity for gain corresponding to the increase or decrease in the value of the optioned asset. In general, a purchased put increases in value as the value of the underlying security falls and a purchased call increases in value as the value of the underlying security rises.

      The principal reason to write options is to generate extra income (the premium paid by the buyer). Written options have varying degrees of risk. An uncovered written call option theoretically carries unlimited risk, as the market price of the underlying asset could rise far above the exercise price before its expiration. This risk is tempered when the call option is covered, that is, when the option writer owns the underlying asset. In this case, the writer runs the risk of the lost opportunity to participate in the appreciation in value of the asset rather than the risk of an out-of-pocket loss. A written put option has defined risk, that is, the difference between the agreed upon price that the Fund must pay to the buyer upon exercise of the put and the value, which could be zero, of the asset at the time of exercise.

      The obligation of the writer of an option continues until the writer effects a closing purchase transaction or until the option expires. To secure its obligation to deliver the underlying asset in the case of a call option, or to pay for the underlying asset in the case of a put option, a covered writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the applicable clearing corporation and exchanges.

      Among the options which the Fund may enter are options on securities indices. In general, options on indices of securities are similar to options on the securities themselves except that delivery requirements are different. For example, a put option on an index of securities does not give the holder the right to make actual delivery of a basket of securities but instead gives the holder the right to receive an amount of cash upon exercise of the option if the value of the underlying index has fallen below the exercise price. The amount of cash received will be equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. As with options on equity securities or futures contracts, the Fund may offset its position in index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

      A securities index assigns relative values to the securities included in the index and the index options are based on a broad market index. In connection with the use of such options, the Fund may cover its position by identifying assets having a value equal to the aggregate face value of the option position taken.

Options on Futures Contracts.

      An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.

Limitations and Risks of Options and Futures Activity.

      The Fund may not establish a position in a commodity futures contract or purchase or sell a commodity option contract for other than bona fide hedging purposes if immediately thereafter the sum of the amount of initial margin deposits and premiums required to establish such positions for such non-hedging purposes would exceed 5% of the market value of the Fund's net assets. The Fund applies a similar policy to options that are not commodities.

      As noted above, the Fund may engage in both hedging and nonhedging strategies. Although effective hedging can generally capture the bulk of a desired risk adjustment, no hedge is completely effective. The Fund's ability to hedge effectively through transactions in futures and options depends on the degree to which price movements in its holdings correlate with price movements of the futures and options.

      Non-hedging strategies typically involve special risks. The profitability of the Fund's non-hedging strategies will depend on the ability of the Investment Manager to analyze both the applicable derivatives market and the market for the underlying asset or group of assets. Derivatives markets are often more volatile than corresponding securities markets and a relatively small change in the price of the underlying asset or group of assets can have a magnified effect upon the price of a related derivative instrument.

      Derivatives markets also are often less liquid than the market for the underlying asset or group of assets. Some positions in futures and options may be closed out only on an exchange which provides a secondary market therefor. There can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close such an option or futures position prior to maturity. The inability to close options and futures positions also could have an adverse impact on the Fund's ability to effectively carry out their derivative strategies and might, in some cases, require a Fund to deposit cash to meet applicable margin requirements. The Fund will enter into an option or futures position only if it appears to be a liquid investment.

Short Sales Against the Box

      The Fund may effect short sales, but only if such transactions are short sale transactions known as short sales "against the box." A short sale is a transaction in which the Fund sells a security it does not own by borrowing it from a broker, and consequently becomes obligated to replace that security. A short sale against the box is a short sale where the Fund owns the security sold short or has an immediate and unconditional right to acquire that security without additional cash consideration upon conversion, exercise or exchange of options with respect to securities held in its portfolio. The effect of selling a security short against the box is to insulate that security against any future gain or loss.

Swap Arrangements

      The Fund may enter into various forms of swap arrangements with counterparties with respect to interest rates, currency rates or indices, including purchase of caps, floors and collars as described below, although the Fund does not presently expect to invest more than 5% of its net assets in such items. In an interest rate swap, the Fund could agree for a specified period to pay a bank or investment banker the floating rate of interest on a so-called notional principal amount (i.e., an assumed figure selected by the parties for this purpose) in exchange for agreement by the bank or investment banker to pay the Fund a fixed rate of interest on the notional principal amount. In a currency swap, the Fund would agree with the other party to exchange cash flows based on the relative differences in values of a notional amount of two (or more) currencies; in an index swap, the Fund would agree to exchange cash flows on a notional amount based on changes in the values of the selected indices. Purchase of a cap entitles the purchaser to receive payments from the seller on a notional amount to the extent that the selected index exceeds an agreed upon interest rate or amount whereas purchase of a floor entitles the purchaser to receive such payments to the extent the selected index falls below an agreed-upon interest rate or amount. A collar combines a cap and a floor.

      The Fund may enter credit protection swap arrangements involving the sale by the Fund of a put option on a debt security which is exercisable by the buyer upon certain events, such as a default by the referenced creditor on the underlying debt or a bankruptcy event of the creditor.

      Most swaps entered into by the Fund will be on a net basis; for example, in an interest rate swap, amounts generated by application of the fixed rate and the floating rate to the notional principal amount would first offset one another, with the Fund either receiving or paying the difference between such amounts. In order to be in a position to meet any obligations resulting from swaps, the Fund will set up a segregated custodial account to hold appropriate liquid assets, including cash; for swaps entered into on a net basis, assets will be segregated having a daily net asset value equal to any excess of the Fund's accrued obligations over the accrued obligations of the other party, while for swaps on other than a net basis assets will be segregated having a value equal to the total amount of the Fund's obligations.

      These arrangements will be made primarily for hedging purposes, to preserve the return on an investment or on a portion of the Fund's portfolio. However, the Fund may, as noted above, enter into such arrangements for income purposes to the extent permitted by the Commodities Futures Trading Commission (the "CFTC") for entities which are not commodity pool operators, such as the Fund. In entering a swap arrangement, the Fund is dependent upon the creditworthiness and good faith of the counterparty. The Fund attempts to reduce the risks of nonperformance by the counterparty by dealing only with established, reputable institutions. The swap market is still relatively new and emerging; positions in swap arrangements may become illiquid to the extent that nonstandard arrangements with one counterparty are not readily transferable to another counterparty or if a market for the transfer of swap positions does not develop. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Manager is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not used. Moreover, even if the Investment Manager is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.

Repurchase Agreements

      The Fund may enter into repurchase agreements. Repurchase agreements occur when the Fund acquires a security and the seller, which may be either (i) a primary dealer in U.S. Government securities or (ii) an FDIC-insured bank having gross assets in excess of $500 million, simultaneously commits to repurchase it at an agreed-upon price on an agreed-upon date within a specified number of days (usually not more than seven) from the date of purchase. The repurchase price reflects the purchase price plus an agreed-upon market rate of interest which is unrelated to the coupon rate or maturity of the acquired security. The Fund will only enter into repurchase agreements involving U.S. Government securities. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. Repurchase agreements will be limited to 30% of the Fund's net assets, except that repurchase agreements extending for more than seven days when combined with any other illiquid securities held by the Fund will be limited to 15% of the Fund's net assets.

Reverse Repurchase Agreements

      The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed-upon rate. The ability to use reverse repurchase agreements may enable, but does not ensure the ability of, the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous.

      When effecting reverse repurchase agreements, assets of the Fund in a dollar amount sufficient to make payment of the obligations to be purchased are segregated on the Fund's records at the trade date and maintained until the transaction is settled.

When-Issued Securities

      The Fund may purchase "when-issued" securities, which are traded on a price or yield basis prior to actual issuance. Such purchases will be made only to achieve the Fund's investment objective and not for leverage. The when-issued trading period generally lasts from a few days to months, or over a year or more; during this period dividends or interest on the securities are not payable. A frequent form of when-issued trading occurs when corporate securities to be created by a merger of companies are traded prior to the actual consummation of the merger. Such transactions may involve a risk of loss if the value of the securities falls below the price committed to prior to actual issuance. The custodian holding Fund assets will establish a segregated account when the Fund purchases securities on a when-issued basis consisting of cash or liquid securities equal to the amount of the when-issued commitments. Securities transactions involving delayed deliveries or forward commitments are frequently characterized as when-issued transactions and are similarly treated by the Fund.

Restricted Securities

      The Fund may invest in restricted securities, including restricted securities sold in accordance with Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Securities may be resold pursuant to Rule 144A under certain circumstances only to qualified institutional buyers as defined in the rule, and the markets and trading practices for such securities are relatively new and still developing; depending on the development of such markets, Rule 144A Securities may be deemed to be liquid as determined by or in accordance with methods adopted by the Trustees for the Fund. Under such methods the following factors are considered, among others: the frequency of trades and quotes for the security, the number of dealers and potential purchasers in the market, market making activity, and the nature of the security and marketplace trades. Investments in Rule 144A Securities could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Also, the Fund may be adversely impacted by the subjective valuation of such securities in the absence of a market for them. Restricted securities that are not resalable under Rule 144A may be subject to risks of illiquidity and subjective valuations to a greater degree than Rule 144A Securities.

Mortgage-Related Securities

      The Fund may invest in mortgage-related securities. Mortgage-related securities represent interests in pools of commercial or residential mortgage loans. Some mortgage-related securities provide the Fund with a flow-through of interest and principal payments as such payments are received with respect to the mortgages in the pool. Mortgage-related securities may be issued by private entities such as investment banking firms, insurance companies, mortgage bankers and home builders. Mortgage-related securities may be issued by U.S. Government agencies, instrumentalities or mixed-ownership corporations or sponsored enterprises, and the securities may or may not be supported by the credit of such entities. An issuer may offer senior or subordinated securities backed by the same pool of mortgages. The senior securities have priority to the interest and/or principal payments on the mortgages in the pool; the subordinate securities have a lower priority with respect to such payments on the mortgages in the pool. The Fund does not presently expect to invest in mortgage pool residuals.

      Mortgage-related securities also include stripped securities which have been divided into separate interest and principal components. Holders of the interest components of mortgage related securities will receive payments of the interest only on the current face amount of the mortgages and holders of the principal components will receive payments of the principal on the mortgages. "Interest only" securities are known as IOs; "principal only" securities are known as POs.

      In the case of mortgage-related securities, the possibility of prepayment of the underlying mortgages which might be motivated, for instance, by declining interest rates, could lessen the potential for total return in mortgage-related securities. When prepayments of mortgages occur during periods of declining interest rates, the Fund will have to reinvest the proceeds in instruments with lower effective interest rates.

      In the case of stripped securities, in periods of low interest rates and rapid mortgage prepayments, the value of IOs for mortgage-related securities can decrease significantly. The market for IOs and POs is new and there is no assurance it will operate efficiently or provide liquidity in the future. Stripped securities are extremely volatile in certain interest rate environments.

Asset-Backed Securities

      The Fund may invest in asset-backed, which are securities that represent interests in pools of consumer loans such as credit card receivables, automobile loans and leases, leases on equipment such as computers, and other financial instruments. These securities provide a flow-through of interest and principal payments as payments are received on the loans or leases and may be supported by letters of credit or similar guarantees of payment by a financial institution.

Foreign Investments

      The Fund may invest in securities of non-U.S. issuers directly, or indirectly in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs").

      ADRs are receipts, typically issued by a U.S. bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation or other entity. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. GDRs are receipts issued in one country which also evidence a similar ownership arrangement. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs are designed for use in European securities markets. GDRs are designed for use when the issuer is raising capital in more than one market simultaneously, such as the issuer's local market and the U.S., and have been used to overcome local selling restrictions to foreign investors. In addition, many GDRs are eligible for book-entry settlement through Cedel, Euroclear and DTC. The underlying securities are not always denominated in the same currency as the ADRs, EDRs or GDRs. Although investment in the form of ADRs, EDRs or GDRs facilitates trading in foreign securities, it does not mitigate all the risks associated with investing in foreign securities.

      ADRs are available through facilities which may be either "sponsored" or "unsponsored." In a sponsored arrangement, the foreign issuer establishes the facility, pays some or all of the depository's fees, and usually agrees to provide shareholder communications. In an unsponsored arrangement, the foreign issuer is not involved, and the ADR holders pay the fees of the depository. Sponsored ADRs are generally more advantageous to the ADR holders and the issuer than are unsponsored ADRs. More and higher fees are generally charged in an unsponsored program compared to a sponsored facility. Only sponsored ADRs may be listed on the New York or American Stock Exchanges. Unsponsored ADRs may prove to be more risky due to (a) the additional costs involved to the Fund; (b) the relative illiquidity of the issue in U.S. markets; and (c) the possibility of higher trading costs in the over-the-counter market as opposed to exchange based trading. The Fund will take these and other risk considerations into account before making an investment in an unsponsored ADR.

      The risks associated with investments in foreign securities include those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political and economic developments, including the risks of nationalization or expropriation, the possible imposition of currency exchange blockages, higher operating expenses, foreign withholding and other taxes which may reduce investment return, reduced availability of public information concerning issuers, the difficulties in obtaining and enforcing a judgment against a foreign issuer and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers. Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of securities of comparable domestic issuers.

      These risks are usually higher in less-developed countries. Such countries include countries that have an emerging stock market on which trade a small number of securities and/or countries with economies that are based on only a few industries. The Fund may invest in the securities of issuers in countries with less developed economies as deemed appropriate by the Investment Manager. However, it is anticipated that a majority of the foreign investments by the Fund will consist of securities of issuers in countries with developed economies.

Currency Transactions

      The Fund may engage in currency exchange transactions in order to protect against the effect of uncertain future exchange rates on securities denominated in foreign currencies. The Fund will conduct its currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or by entering into forward contracts to purchase or sell currencies. The Fund's dealings in forward currency exchange contracts will be limited to hedging involving either specific transactions or aggregate portfolio positions. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are not commodities and are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. In entering a forward currency contract, the Fund is dependent upon the creditworthiness and good faith of the counterparty. The Fund attempts to reduce the risks of nonperformance by the counterparty by dealing only with established, reputable institutions. Although spot and forward contracts will be used primarily to protect the Fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted, which may result in losses to the Fund. This method of protecting the value of the Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some future point in time. Although such contracts tend to minimize the risk of loss due to a decline in the value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

Indexed Securities

      The Fund may purchase securities the value of which is indexed to interest rates, foreign currencies and various indices and financial indications. These securities are generally short-to intermediate-term debt securities. The interest rates or values at maturity fluctuate with the index to which they are connected and may be more volatile than such index.

Securities Lending

      The Fund may lend portfolio securities with a value of up to 33 1/3% of its total assets. The Fund will receive cash or cash equivalents (e.g., U.S. Government obligations) as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. Collateral received by the Fund will generally be held in the form tendered, although cash may be invested in unaffiliated mutual funds with quality short-term portfolios, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or certain unaffiliated mutual funds, repurchase agreements or other similar investments. The investing of cash collateral received from loaning portfolio securities involves leverage which magnifies the potential for gain or loss on monies invested and, therefore, results in an increase in the volatility of the Fund's outstanding securities. Such loans may be terminated at any time.

      The Fund will retain rights to dividends, interest or other distributions, on the loaned securities. Voting rights pass with the lending, although the Fund may call loans to vote proxies if desired. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Loans are made only to borrowers which are deemed by the Investment Manager or its agents to be of good financial standing.

Short-Term Trading

      The Fund may engage in short-term trading of securities and reserves full freedom with respect to portfolio turnover. In periods where there are rapid changes in economic conditions and security price levels or when reinvestment strategy changes significantly, portfolio turnover may be higher than during times of economic and market price stability or when investment strategy remains relatively constant. The Fund's portfolio turnover rate may involve greater transaction costs, relative to other funds in general, and may have tax and other consequences.

Temporary and Defensive Investments

      The Fund may hold up to 100% of its assets in cash or high-quality debt securities for temporary defensive purposes. The Fund will adopt a temporary defensive position when, in the opinion of the Investment Manager, such a position is more likely to provide protection against adverse market conditions than adherence to the Fund's other investment policies. The types of high-quality instruments in which the Fund may invest for such purposes include money market securities, such as repurchase agreements, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit, time deposits and bankers' acceptances of certain qualified financial institutions and corporate commercial paper, which at the time of purchase are rated at least within the "A" major rating category by Standard & Poor's Corporation ("S&P") or the "Prime" major rating category by Moody's Investor's Service, Inc. ("Moody's"), or, if not rated, issued by companies having an outstanding long-term unsecured debt issued rated at least within the "A" category by S&P or Moody's.

Other Investment Companies

      The Fund may invest in securities of other investment companies, including affiliated investment companies, such as open- or closed-end management investment companies, hub and spoke (master/feeder) funds, pooled accounts or other similar, collective investment vehicles. As a shareholder of an investment company, the Fund may indirectly bear service and other fees in addition to the fees the Fund pays its service providers. Similarly, other investment companies may invest in the Fund. Other investment companies that invest in the Fund may hold significant portions of the Fund and materially affect the sale and redemption of Fund shares and the Fund's portfolio transactions.

      B. Debt Instruments and Permitted Cash Investments

      The Fund may invest in the following long-term and short-term debt securities and money market instruments, except as provided below.

Managing Volatility

      In administering the Fund's investments, the Investment Manager attempts to manage the volatility of the Fund's portfolio of debt securities by managing the duration and weighted average maturity of those securities.

      Duration is an indicator of the expected volatility of a bond portfolio's net asset value in response to changes in interest rates. In calculating duration, the fund measures the average time required to receive all cash flows associated with those debt securities -- representing payments of principal and interest -- by considering the timing, frequency and amount of payment expected from each portfolio debt security. The higher the duration, the greater the gains and losses when interest rates change. Duration generally is a more accurate measure of potential volatility with a portfolio composed of high-quality debt securities, such as U.S. government securities, municipal securities and high-grade U.S. corporate bonds, than with lower-grade securities.

      The Investment Manager may use several methods to manage the duration of the Fund's portfolio of debt securities in order to increase or decrease its exposure to changes in interest rates. First, the Investment Manager may adjust duration by adjusting the mix of debt securities held by the Fund. For example, if the Investment Manager intends to shorten duration, it may sell debt instruments that individually have a long duration and purchase other debt instruments that individually have a shorter duration. Among the factors that will affect a debt security's duration are the length of time to maturity, the timing of interest and principal payments, and whether the terms of the security give the issuer of the security the right to call the security prior to maturity. Second, the Investment Manager may adjust duration using derivative transactions, especially with interest rate futures and options contracts. For example, if the Investment Manager wants to lengthen the duration of a Fund's portfolio of debt securities, it could purchase interest rate futures contracts instead of buying longer-term bonds or selling shorter-term bonds. Similarly, during periods of lower interest rate volatility, the Investment Manager may use a technique to extend duration in the event rates rise by writing an out-of-the-money put option and receiving premium income with the expectation that the option could be exercised. In managing duration, the use of such derivatives may be faster and more efficient than trading specific portfolio securities.

      Weighted average maturity is another indicator of potential volatility used by the Investment Manager with respect to the Fund's portfolio of debt securities, although for certain types of debt securities, such as high quality debt securities, it is not as accurate as duration in quantifying potential volatility. Weighted average maturity is the average of all maturities of the individual debt securities held by the Fund, weighted by the market value of each security. Generally, the longer the weighted average maturity, the more Fund price will vary in response to changes in interest rates.

U.S. Government and Related Securities

      U.S. Government securities are securities which are issued or guaranteed as to principal or interest by the U.S. Government, a U.S. Government agency or instrumentality, or certain mixed-ownership Government corporations as described herein. The U.S. Government securities in which the Fund invests include, among others:

o direct obligations of the U.S. Treasury, i.e., U.S. Treasury bills, notes, certificates and bonds;

o obligations of U.S. Government agencies or instrumentalities such as the Federal Home Loan Banks, the Federal Farm Credit Banks, the Federal National Mortgage Association, the Government National Mortgage Association and the Federal Home Loan Mortgage Corporation; and

o obligations of mixed-ownership Government corporations such as Resolution Funding Corporation.

      U.S. Government securities which the Fund may buy are backed in a variety of ways by the U.S. Government, its agencies or instrumentalities. Some of these obligations, such as Government National Mortgage Association mortgage-backed securities, are backed by the full faith and credit of the U.S. Treasury. Other obligations, such as those of the Federal National Mortgage Association, are backed by the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities, although the U.S. Government has no legal obligation to do so. Obligations such as those of the Federal Home Loan Bank, the Federal Farm Credit Bank, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation are backed by the credit of the agency or instrumentality issuing the obligations. Certain obligations of Resolution Funding Corporation, a mixed-ownership Government corporation, are backed with respect to interest payments by the U.S. Treasury, and with respect to principal payments by U.S. Treasury obligations held in a segregated account with a Federal Reserve Bank. Except for certain mortgage-related securities, the Fund will only invest in obligations issued by mixed-ownership Government corporations where such securities are guaranteed as to payment of principal or interest by the U.S. Government or a U.S. Government agency or instrumentality, and any unguaranteed principal or interest is otherwise supported by U.S. Government obligations held in a segregated account.

      U.S. Government securities may be acquired by the Fund in the form of separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently. Obligations of Resolution Funding Corporation are similarly divided into principal and interest components and maintained as such on the book entry records of the Federal Reserve Banks.

      In addition, the Fund may invest in custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. Such notes and bonds are held in custody by a bank on behalf of the owners of the receipts. These custodial receipts are known by various names, including "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs") and "Certificates of Accrual on Treasury Securities" ("CATS"), and may not be deemed U.S. Government securities.

      The Fund may also invest from time to time in collective investment vehicles, the assets of which consist principally of U.S. Government securities or other assets substantially collateralized or supported by such securities, such as Government trust certificates.

Foreign Government Debt

      The obligations of foreign governmental entities have various kinds of government support and include obligations issued or guaranteed by foreign governmental entities with taxing powers. These obligations may or may not be supported by the full faith and credit of a foreign government. Each Fund may invest in foreign government securities of issuers considered stable by the Investment Manager, based on its analysis of factors such as general political or economic conditions relating to the government and the likelihood of expropriation, nationalization, freezes or confiscation of private property. The Investment Manager does not believe that the credit risk inherent in the obligations of stable foreign governments is significantly greater than that of U.S. Government securities.

Supranational Debt

      Supranational debt may be denominated in U.S. dollars, a foreign currency or a multi-national currency unit. Examples of supranational entities include the World Bank, the European Investment Bank, the Asian Development Bank and the Inter-American Development Bank. The governmental members, or "stockholders", usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

Foreign Currency Units

      The Fund may invest in securities denominated in a multi-national currency unit. An illustration of a multi-national currency unit is the European Currency Unit (the "ECU"), which is a "basket" consisting of specified amounts of the currencies of the member states of the European Community, a Western European economic cooperative organization that includes France, Germany, The Netherlands and the United Kingdom. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community to reflect changes in relative values of the underlying currencies. The Sub-Investment Manager does not believe that such adjustments will adversely affect holders of ECU-denominated obligations or the marketability of such securities. European supranational entities, in particular, issue ECU-denominated obligations. The Fund may invest in securities denominated in the currency of one nation although issued by a governmental entity, corporation or financial institution of another nation. For example, the Fund may invest in a British pound sterling-denominated obligation issued by a United States corporation. Such investments involve credit risks associated with the issuer and currency risks associated with the currency in which the obligation is denominated.

Synthetic Non-U.S. Money Market Positions

      Money market securities denominated in foreign currencies are permissible investments of the Fund. In addition to, or in lieu of direct investment in such securities, the Fund may construct a synthetic non-U.S. money market position by
(i) purchasing a money market instrument denominated in U.S. dollars and (ii) concurrently entering into a forward currency contract to deliver a corresponding amount of U.S. dollars in exchange for a foreign currency on a future date and a specified rate of exchange. Because of the availability of a variety of highly liquid short-term U.S. dollar-denominated money market instruments, a synthetic money market position utilizing such U.S. dollar-denominated instruments may offer greater liquidity than direct investment in a money market instrument denominated in a foreign currency.

Bank Money Investments

      Bank money investments include, but are not limited to, certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are generally short-term (i.e., less than one year), interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. A banker's acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). A banker's acceptance may be obtained from a domestic or foreign bank, including a U.S. branch or agency of a foreign bank. The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity. Time deposits are nonnegotiable deposits for a fixed period of time at a stated interest rate. The Fund will not invest in any such bank money investment unless the investment is issued by a U.S. bank that is a member of the Federal Deposit Insurance Corporation ("FDIC"), including any foreign branch thereof, a U.S. branch or agency of a foreign bank, a foreign branch of a foreign bank, or a savings bank or savings and loan association that is a member of the FDIC and which at the date of investment has capital, surplus and undivided profits (as of the date of its most recently published financial statements) in excess of $50 million. The Fund will not invest in time deposits maturing in more than seven days and will not invest more than 10% of its total assets in time deposits maturing in two to seven days.

      U.S. branches and agencies of foreign banks are offices of foreign banks and are not separately incorporated entities. They are chartered and regulated either federally or under state law. U.S. federal branches or agencies of foreign banks are chartered and regulated by the Comptroller of the Currency, while state branches and agencies are chartered and regulated by authorities of the respective states or the District of Columbia. U.S. branches of foreign banks may accept deposits and thus are eligible for FDIC insurance; however, not all such branches elect FDIC insurance. Unlike U.S. branches of foreign banks, U.S. agencies of foreign banks may not accept deposits and thus are not eligible for FDIC insurance. Both branches and agencies can maintain credit balances, which are funds received by the office incidental to or arising out of the exercise of their banking powers and can exercise other commercial functions, such as lending activities.

Short-Term Corporate Debt Instruments

      Short-term corporate debt instruments include commercial paper to finance short-term credit needs (i.e., short-term, unsecured promissory notes) issued by, among others, (a) corporations and (b) domestic or foreign bank holding companies or their subsidiaries or affiliates where the debt instrument is guaranteed by the bank holding company or an affiliated bank or where the bank holding company or the affiliated bank is unconditionally liable for the debt instrument. Commercial paper is usually sold on a discounted basis and has a maturity at the time of issuance not exceeding nine months.

Lower Rated Debt Securities

      The Fund may invest in debt securities within the BB major rating category or lower by S&P or the Ba major rating category or lower by Moody's or debt securities that are unrated but considered by the Investment Manager to be of equivalent investment quality to comparable rated securities. Such securities generally involve more credit risk than higher rated securities and are considered by S&P and Moody's to be predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. Further, such securities may be subject to greater market fluctuations and risk of loss of income and principal than lower yielding, higher rated debt securities. Risks of lower quality debt securities include (i) limited liquidity and secondary market support, (ii) substantial market price volatility resulting from changes in prevailing interest rates and/or investor perception, (iii) subordination to the prior claims of banks and other senior lenders, (iv) the operation of mandatory sinking fund or call/redemption provisions during periods of declining interest rates when the fund may be required to reinvest premature redemption proceeds in lower yielding portfolio securities; (v) the possibility that earnings of the issuer may be insufficient to meet its debt service; (vi) the issuer's low creditworthiness and potential for insolvency during periods of rising interest rates and economic downturn; and (vii) the realization of taxable income for shareholders without the corresponding receipt of cash in connection with investments in "zero coupon" or "pay-in-kind" securities. Growth in the market for this type of security has paralleled a general expansion in certain sectors in the U.S. economy, and the effects of adverse economic changes (including a recession) are unclear. For further information concerning the ratings of debt securities, see "--Commercial Paper Ratings" and "--Rating Categories of Debt Securities," below. In the event the rating of a security is downgraded, the Investment Manager will determine whether the security should be retained or sold depending on an assessment of all facts and circumstances at that time.

Zero and Step Coupon Securities

      Zero and step coupon securities are debt securities that may pay no interest for all or a portion of their life but are purchased at a discount to face value at maturity. Their return consists of the amortization of the discount between their purchase price and their maturity value, plus in the case of a step coupon, any fixed rate interest income. Zero and step coupon securities pay no interest to holders prior to maturity even though interest on these securities is reported as income to the Fund. The Fund will be required to distribute all or substantially all of such amounts annually to its shareholders. These distributions may cause the Fund to liquidate portfolio assets in order to make such distributions at a time when the Fund may have otherwise chosen not to sell such securities. The amount of the discount fluctuates with the market value of such securities, which may be more volatile than that of securities which pay interest at regular intervals.

Certain Ratings Categories

Commercial Paper Ratings.

      Commercial paper investments at the time of purchase will be rated within the "A" major rating category by S&P or within the "Prime" major rating category by Moody's, or, if not rated, issued by companies having an outstanding long-term unsecured debt issue rated at least within the "A" category by S&P or by Moody's. The money market investments in corporate bonds and debentures (which must have maturities at the date of settlement of one year or less) must be rated at the time of purchase at least within the "A" category by S&P or within the "Prime" category by Moody's.

      Commercial paper rated within the "A" category (highest quality) by S&P is issued by entities which have liquidity ratios which are adequate to meet cash requirements. Long-term senior debt is rated within the "A" category or better, although in some cases credits within the "BBB" category may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1, A-2 or A-3. (Those A-1 issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign: A-1+.)

      The rating "Prime" is the highest commercial paper rating category assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: evaluation of the management of the issuer; economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer's products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated Prime-1, Prime-2 or Prime-3.

Rating Categories of Debt Securities.

      Set forth below is a description of S&P corporate bond and debenture rating categories:

      AAA: An obligation rated within the AAA category has the highest rating assigned by S&P. Capacity to meet the financial commitment on the obligation is extremely strong.

      AA: An obligation rated within the AA category differs from the highest rated obligation only in small degree. Capacity to meet the financial obligation is very strong.

      A: An obligation rated within the A category is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. However, capacity to meet the financial commitment on the obligation is still strong.

      BBB: An obligation rated within the BBB category exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet the financial commitment on the obligation.

      Obligations rated within the BB, B, CCC, CC and C categories are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

      BB: An obligation rated within the BB category is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet the financial commitment on the obligation. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

      B: An obligation rated within the B category is more vulnerable to nonpayment than obligations rated within the BB category, but currently has the capacity to meet the financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair capacity or willingness to meet the financial commitment on the obligation. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

      CCC: An obligation rated within the CCC category is vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions to meet the financial commitment on the obligation. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to meet the financial commitment on the obligation.

      CC: An obligation rated within the CC category is currently highly vulnerable to nonpayment.

      C: The C rating may be used to cover a situation where a bankruptcy petition has been filed, but payments on this obligation are being continued.

      D: An obligation rated within the D category is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

      Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

      S&P may attach the "r" symbol to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayments risks-such as interest only (IO) and principal only (PO) mortgage securities; and obligations with unusually risky terms, such as inverse floaters.

      Set forth below is a description of Moody's corporate bond and debenture rating categories:

      Aaa: Bonds which are rated within the Aaa category are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa: Bonds which are rated within the Aa category are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

      A: Bonds which are rated within the A category possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa: Bonds which are rated within the Baa category are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba: Bonds which are rated within the Ba category are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B: Bonds which are rated within the B category generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa: Bonds which are rated within the Caa category are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca: Bonds which are rated within the Ca category represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C: Bonds which are rated within the C category are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      1, 2 or 3: The ratings from Aa through B may be modified by the addition of a numeral indicating a bond's rank within its rating category.

Ratings Downgrades.

      In the event the lowering of ratings of debt instruments held by the Fund by applicable rating agencies results in a material decline in the overall quality of the Fund's portfolio, the Trustees of the Trust will review the situation and take such action as they deem in the best interests of the Fund's shareholders, including, if necessary, changing the composition of the portfolio.

      C. The Trusts, the Trustees and Officers and Fund Shares

      The Trustees of a Trust have authority to issue an unlimited number of shares of beneficial interest of separate series, $.001 par value per share. The Trustees also have authority, without the necessity of a shareholder vote, to create any number of new series or classes or to commence the public offering of shares of any previously established series or classes. The Trustees have authorized shares of each Fund to be issued in multiple classes.

      Each share of each class of shares represents an identical legal interest in the same portfolio of investments of a Fund, has the same rights and is identical in all respects, except that Class A, Class B(1), Class B and Class C shares bear the expenses of the deferred sales arrangement and any expenses (including the higher service and distribution fees) resulting from such sales arrangement, and certain other incremental expenses related to a class. Each class will have exclusive voting rights with respect to provisions of the Rule 12b-1 distribution plan pursuant to which the service and distribution fees, if any, are paid. Although the legal rights of holders of each class of shares are identical, it is likely that the different expenses borne by each class will result in different net asset values and dividends. The different classes of shares of the Fund also have different exchange privileges. Except for those differences between classes of shares described above, in the Fund's Prospectus and otherwise this Statement of Additional Information, each share of the Fund has equal dividend, redemption and liquidation rights with other shares of the Fund, and when issued, is fully paid and nonassessable by the Fund.

      The rights of holders of shares may be modified by the Trustees at any time, so long as such modifications do not have an adverse effect on the rights of any shareholder. On any matter submitted to the shareholders, the holder of a Fund share is entitled to one vote per share (with proportionate voting for fractional shares) regardless of the relative net asset value thereof.

      Under each Trust's Master Trust Agreement, no annual or regular meeting of shareholders is required. Thus, there ordinarily will be no shareholder meetings unless required by the 1940 Act. Except as otherwise provided under the 1940 Act, the Board of Trustees will be a self-perpetuating body until fewer than two-thirds of the Trustees serving as such are Trustees who were elected by shareholders of the Trust. In the event less than a majority of the Trustees serving as such were elected by shareholders of the Trust, a meeting of shareholders will be called to elect Trustees. Under the Master Trust Agreement, any Trustee may be removed by vote of two-thirds of the outstanding Trust shares; holders of 10% or more of the outstanding shares of the Trust can require that the Trustees call a meeting of shareholders for purposes of voting on the removal of one or more Trustees. In connection with such meetings called by shareholders, shareholders will be assisted in shareholder communications to the extent required by applicable law.

      Under Massachusetts law, the shareholders of a Trust could, under certain circumstances, be held personally liable for the obligations for the Trust. However, each Master Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and provides for indemnification for all losses and expenses of any shareholder of the Fund held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. The Investment Manager believes that, in view of the above, the risk of personal liability to shareholders is remote.

      The Trustees and officers of each Trust are identified below, together with biographical information.


     STATE STREET                Capital         Equity        Exchange      Financial         Growth           Income
      RESEARCH:                   Trust           Trust         Trust          Trust            Trust           Trust
      ---------                   -----           -----         -----          -----            -----           -----

     TRUSTEES AND
      PRINCIPAL
      OFFICERS
-------------------------------------------------------------------------------------------------------------------------------
Peter C. Bennett                 Vice             Vice          Vice          Vice             Vice            Vice
                                 President        President     President     President        President       President
-------------------------------------------------------------------------------------------------------------------------------
Bruce R. Bond                    Trustee          Trustee       Trustee       Trustee          Trustee         Trustee
-------------------------------------------------------------------------------------------------------------------------------
John R. Borzilleri                                                            Vice
                                                                              President
-------------------------------------------------------------------------------------------------------------------------------
Paul J. Clifford, Jr.
-------------------------------------------------------------------------------------------------------------------------------
Thomas J. Dillman

-------------------------------------------------------------------------------------------------------------------------------
Catherine Dudley                 Vice
                                 President
-------------------------------------------------------------------------------------------------------------------------------
Steve A. Garban                  Trustee          Trustee       Trustee       Trustee          Trustee         Trustee
-------------------------------------------------------------------------------------------------------------------------------
Bartlett R. Geer                                  Vice                                                         Vice
                                                  President                                                    President
-------------------------------------------------------------------------------------------------------------------------------
Lawrence J. Haverty, Jr.         Vice
                                 President
-------------------------------------------------------------------------------------------------------------------------------
Malcolm T. Hopkins               Trustee          Trustee       Trustee       Trustee          Trustee         Trustee
-------------------------------------------------------------------------------------------------------------------------------
F. Gardner Jackson, Jr.                           Vice
                                                  President
-------------------------------------------------------------------------------------------------------------------------------
Richard J. Jodka                 Vice
                                 President
-------------------------------------------------------------------------------------------------------------------------------
John H. Kallis                                                                Vice                             Vice
                                                                              President                        President
-------------------------------------------------------------------------------------------------------------------------------

                                        Master           Money
     STATE STREET                     Investment         Market        Portfolios,      Securities         Tax-Exempt
      RESEARCH:                         Trust            Trust            Inc.            Trust              Trust
      ---------                         -----            -----            ----            -----              -----

     TRUSTEES AND
      PRINCIPAL
      OFFICERS
-------------------------------------------------------------------------------------------------------------------------
Peter C. Bennett                      Vice                              Vice             Vice
                                      President                         President        President
-------------------------------------------------------------------------------------------------------------------------
Bruce R. Bond                         Trustee            Trustee                         Trustee           Trustee
-------------------------------------------------------------------------------------------------------------------------
John R. Borzilleri

-------------------------------------------------------------------------------------------------------------------------
Paul J. Clifford, Jr.                                                                                      Vice President
-------------------------------------------------------------------------------------------------------------------------
Thomas J. Dillman                                                                        Vice
                                                                                         President
-------------------------------------------------------------------------------------------------------------------------
Catherine Dudley

-------------------------------------------------------------------------------------------------------------------------
Steve A. Garban                       Trustee            Trustee        Director         Trustee           Trustee
-------------------------------------------------------------------------------------------------------------------------
Bartlett R. Geer                                                                         Vice
                                                                                         President
-------------------------------------------------------------------------------------------------------------------------
Lawrence J. Haverty, Jr.

-------------------------------------------------------------------------------------------------------------------------
Malcolm T. Hopkins                    Trustee            Trustee        Director         Trustee           Trustee
-------------------------------------------------------------------------------------------------------------------------
F. Gardner Jackson, Jr.

-------------------------------------------------------------------------------------------------------------------------
Richard J. Jodka

-------------------------------------------------------------------------------------------------------------------------
John H. Kallis                                           Vice                            Vice              Vice President
                                                         President                       President
-------------------------------------------------------------------------------------------------------------------------


      STATE STREET               Capital         Equity        Exchange      Financial         Growth           Income
       RESEARCH:                  Trust           Trust         Trust          Trust            Trust           Trust
       ---------                  -----           -----         -----          -----            -----           -----

     TRUSTEES AND
      PRINCIPAL
      OFFICERS
------------------------------------------------------------------------------------------------------------------------------
Dyann H. Kiessling

------------------------------------------------------------------------------------------------------------------------------
Rudoph K. Kluiber                Vice
                                 President
------------------------------------------------------------------------------------------------------------------------------
Francis J. McNamara, III         Secretary        Secretary     Secretary     Secretary        Secretary       Secretary
------------------------------------------------------------------------------------------------------------------------------
Gerard P. Maus                   Treasurer        Treasurer     Treasurer     Treasurer        Treasurer       Treasurer
------------------------------------------------------------------------------------------------------------------------------
Thomas P. Moore, Jr.                              Vice                        Vice
                                                  President                   President
------------------------------------------------------------------------------------------------------------------------------
Dean O. Morton                   Trustee          Trustee       Trustee       Trustee          Trustee         Trustee
------------------------------------------------------------------------------------------------------------------------------
Christopher P. Nicholas

------------------------------------------------------------------------------------------------------------------------------
Brian P. O'Dell                                   Vice
                                                  President
------------------------------------------------------------------------------------------------------------------------------
Kim M. Peters

------------------------------------------------------------------------------------------------------------------------------
Susan M. Phillips                Trustee          Trustee       Trustee       Trustee          Trustee         Trustee
------------------------------------------------------------------------------------------------------------------------------
E.K. Easton Ragsdale, Jr.                                                     Vice
                                                                              President
------------------------------------------------------------------------------------------------------------------------------
Daniel J. Rice III                                Vice
                                                  President
------------------------------------------------------------------------------------------------------------------------------
Toby Rosenblatt                  Trustee          Trustee       Trustee       Trustee          Trustee         Trustee
------------------------------------------------------------------------------------------------------------------------------
Michael S. Scott Morton          Trustee          Trustee       Trustee       Trustee          Trustee         Trustee
------------------------------------------------------------------------------------------------------------------------------
Thomas A. Shively                                                             Vice                             Vice
                                                                              President                        President
------------------------------------------------------------------------------------------------------------------------------

                                       Master           Money
      STATE STREET                   Investment         Market        Portfolios,      Securities         Tax-Exempt
       RESEARCH:                       Trust            Trust            Inc.            Trust              Trust
       ---------                       -----            -----            ----            -----              -----

     TRUSTEES AND
      PRINCIPAL
      OFFICERS
------------------------------------------------------------------------------------------------------------------------
Dyann H. Kiessling                                      Vice
                                                        President
------------------------------------------------------------------------------------------------------------------------
Rudoph K. Kluiber

------------------------------------------------------------------------------------------------------------------------
Francis J. McNamara, III             Secretary          Secretary      Secretary        Secretary         Secretary
------------------------------------------------------------------------------------------------------------------------
Gerard P. Maus                       Treasurer          Treasurer      Treasurer        Treasurer         Treasurer
------------------------------------------------------------------------------------------------------------------------
Thomas P. Moore, Jr.                                                   Vice
                                                                       President
------------------------------------------------------------------------------------------------------------------------
Dean O. Morton                       Trustee            Trustee        Director         Trustee           Trustee
------------------------------------------------------------------------------------------------------------------------
Christopher P. Nicholas                                                Assistant
                                                                       Secretary
------------------------------------------------------------------------------------------------------------------------
Brian P. O'Dell

------------------------------------------------------------------------------------------------------------------------
Kim M. Peters                                                                           Vice
                                                                                        President
------------------------------------------------------------------------------------------------------------------------
Susan M. Phillips                    Trustee            Trustee                         Trustee           Trustee
------------------------------------------------------------------------------------------------------------------------
E.K. Easton Ragsdale, Jr.

------------------------------------------------------------------------------------------------------------------------
Daniel J. Rice III

------------------------------------------------------------------------------------------------------------------------
Toby Rosenblatt                      Trustee            Trustee        Director         Trustee           Trustee
------------------------------------------------------------------------------------------------------------------------
Michael S. Scott Morton              Trustee            Trustee        Director         Trustee           Trustee
------------------------------------------------------------------------------------------------------------------------
Thomas A. Shively                                       Vice                            Vice              Vice President
                                                        President                       President
------------------------------------------------------------------------------------------------------------------------


     STATE STREET                Capital         Equity        Exchange      Financial         Growth           Income
       RESEARCH:                  Trust           Trust         Trust          Trust            Trust           Trust
       ---------                  -----           -----         -----          -----            -----           -----

     TRUSTEES AND
      PRINCIPAL
      OFFICERS
---------------------------------------------------------------------------------------------------------------------------
Ralph F. Verni                   Trustee,         Trustee,      Trustee,      Trustee,         Trustee,        Trustee,
                                 Chairman of      Chairman      Chairman      Chairman         Chairman        Chairman
                                 the Board,       of the        of the        of the           of the          of the
                                 President        Board,        Board,        Board,           Board,          Board,
                                 and Chief        President     President     President        President       President
                                 Executive        and Chief     and Chief     and Chief        and Chief       and Chief
                                 Officer          Executive     Executive     Executive        Executive       Executive
                                                  Officer       Officer       Officer          Officer         Officer
---------------------------------------------------------------------------------------------------------------------------
Tucker Walsh                     Vice
                                 President
---------------------------------------------------------------------------------------------------------------------------
James M. Weiss                   Vice             Vice          Vice          Vice             Vice            Vice
                                 President        President     President     President        President       President
---------------------------------------------------------------------------------------------------------------------------
Elizabeth M. Westvold

---------------------------------------------------------------------------------------------------------------------------
John T. Wilson                                    Vice
                                                  President
---------------------------------------------------------------------------------------------------------------------------
Kennard P. Woodworth,                                           Vice                           Vice
Jr.                                                             President                      President
---------------------------------------------------------------------------------------------------------------------------
                                                  Vice
Peter A. Zuger                                    President
---------------------------------------------------------------------------------------------------------------------------

                                      Master           Money
     STATE STREET                   Investment         Market        Portfolios,      Securities         Tax-Exempt
       RESEARCH:                      Trust            Trust            Inc.            Trust              Trust
       ---------                      -----            -----            ----            -----              -----

     TRUSTEES AND
      PRINCIPAL
      OFFICERS
-------------------------------------------------------------------------------------------------------------------------
Ralph F. Verni                      Trustee,           Trustee,       Director,        Trustee,          Trustee,
                                    Chairman of        Chairman       Chairman of      Chairman of       Chairman of
                                    the Board,         of the         the Board,       the Board,        the Board,
                                    President and      Board,         President        President and     President and
                                    Chief              President      and Chief        Chief             Chief
                                    Executive          and Chief      Executive        Executive         Executive
                                    Officer            Executive      Officer          Officer           Officer
                                                       Officer
-------------------------------------------------------------------------------------------------------------------------
Tucker Walsh

-------------------------------------------------------------------------------------------------------------------------
James M. Weiss                      Vice                              Vice             Vice
                                    President                         President        President
-------------------------------------------------------------------------------------------------------------------------
Elizabeth M. Westvold                                                                  Vice
                                                                                       President
-------------------------------------------------------------------------------------------------------------------------
John T. Wilson                      Vice
                                    President
-------------------------------------------------------------------------------------------------------------------------
Kennard P. Woodworth,                                                                  Vice
Jr.                                                                                    President
-------------------------------------------------------------------------------------------------------------------------

Peter A. Zuger
-------------------------------------------------------------------------------------------------------------------------

      Additional information on the Trustees, Directors and principal officers of the State Street Research Funds is provided below. (Unless otherwise indicated, the address for each person is One Financial Center, Boston, Massachusetts 02111.)

      *Peter C. Bennett: He is 61 and his principal occupation is currently, and during the past five years has been, Executive Vice President of the Investment Manager. Mr. Bennett is also a Director of the Investment Manager. Mr. Bennett's other principal business affiliations include Director, State Street Research Investment Services, Inc.

      Bruce R. Bond (100 Minuteman Road, Andover, MA 01810): He is 53. During the past five years, Mr. Bond has also served as Chairman of the Board, Chief Executive Officer and President of PictureTel Corporation, Chief Executive Officer of ANS Communications (a communications networking company) and as managing director of British Telecommunications PLC.

      *John R. Borzilleri, MD: He is 40 and his principal occupation is Senior Vice President of the Investment Manager. During the past five years he has also served as a Vice President of the Investment Manager, as a Vice President of Montgomery Securities and as an equity analyst at Dean Witter.

      *Paul J. Clifford, Jr.: He is 37 and his principal occupation is Senior Vice President of the Investment Manager. During the past five years he has also served as Vice President of the Investment Manager.

      *Thomas J. Dillman: He is 50 and his principal occupation is Senior Vice President of the Investment Manager. During the past five years he has also served as research director at Bank of New York.

      *Catherine Dudley: She is 39 and her principal occupation is senior Vice President of the Investment Manager. During the past five years she has also served as a senior portfolio manager at Chancellor Capital Management and as a portfolio manager at Phoenix Investment Council.

      +Steve A. Garban (The Pennsylvania State University, 210 Old Main, University Park, PA 16802): He is 62 and he is retired and was formerly Senior Vice President for Finance and Operations and Treasurer of The Pennsylvania State University. Mr. Garban is also a Director of Metropolitan Series Fund, Inc. (an investment company).

      *Bartlett R. Geer: He is 44 and his principal occupation is currently, and during the past five years has been, Senior Vice President of the Investment Manager.

      *Lawrence J. Haverty, Jr.: He is 55 and his principal occupation is currently, and during the past five years has been, Senior Vice President of the Investment Manager.

      +Malcolm T. Hopkins (14 Brookside Road, Biltmore Forest, Asheville, NC 28803): He is 71 and he is engaged principally in private investments. Previously, he was Vice Chairman of the Board and Chief Financial Officer of St. Regis Corp. Mr. Hopkins is also a Director of Metropolitan Series Fund, Inc. (an investment company).

      *F. Gardner Jackson, Jr.: He is 56 and his principal occupation is currently, and during the past five years has been Senior Vice President of the Investment Manager.

      *John H. Kallis: He is 59 and his principal occupation is currently, and during the past five years has been, Senior Vice President of the Investment Manager.

      *Dyann H. Kiessling: She is 36 and her principal occupation is Vice President of the Investment Manager. During the past five years she has also served as a fixed income trader for the Investment Manager.

      *Rudolph K. Kluiber: He is 40 and his principal occupation currently is Senior Vice President of the Investment Manager. During the past five years he has also served as a Vice President of the Investment Manager.

      *Gerard P. Maus: He is 48 and his principal occupation is Executive Vice President, Treasurer, Chief Financial Officer, Chief Administrative Officer, and Director of the Investment Manager. Mr. Maus's other principal business affiliations include Executive Vice President, Chief Financial Officer, Chief Administrative Officer, Treasurer and Director of State Street Research Investment Services, Inc.; Treasurer and Chief Financial Officer of SSRM Holdings, Inc.; and Director of SSR Realty Advisors, Inc.

      *Francis J. McNamara, III: He is 44 and his principal occupation is Executive Vice President, General Counsel and Secretary of the Investment Manager. During the past five years he has also served as Senior Vice President of the Investment Manager and as Senior Vice President and General Counsel of The Boston Company Inc., Boston Safe Deposit and Trust Company and The Boston Company Advisors, Inc. Mr. McNamara's other principal business affiliations include Executive Vice President, General Counsel and Clerk of State Street Research Investment Services, Inc.; and Secretary and General Counsel of SSRM Holdings, Inc.

      *Thomas P. Moore, Jr.: He is 61 and his principal occupation is currently, and during the past five years has been, Senior Vice President of the Investment Manager.

      +Dean O. Morton (3200 Hillview Avenue, Palo Alto, CA 94304): He is 67 and he is retired and was formerly Executive Vice President, Chief Operating Officer and Director of Hewlett-Packard Company. Mr. Morton is also a Director of Metropolitan Series Fund, Inc. (an investment company).

      Brian O'Dell: He is 34 and his principal occupation is currently Assistant Portfolio Manager for the Investment Manager. During the past five years he has also served as a portfolio manager and analyst at Freedom Capital Management Corporation.

      *Kim M. Peters: He is 47 and his principal occupation is Senior Vice President of the Investment Manager. During the past five years he has also served as Vice President of the Investment Manager.

      Susan M. Phillips (The George Washington University, 710 21st Street, Suite 206, Washington, DC 20052): She is 54 and her principal occupation is currently Dean of the School of Business and Public Management at George Washington University and Professor of Finance. Previously, she was a member of the Board of Governors of the Federal Reserve System and Chairman and Commissioner of the Commodity Futures Trading Commission.

      *E.K. Easton Ragsdale, Jr.: He is 48 and his principal occupation is Senior Vice President of the Investment Manager. During the past five years he has also served as Vice President of the Investment Manager and as Senior Vice President and Chief Quantitative Analyst for Kidder Peabody & Co.

      *Daniel J. Rice III: He is 48 and his principal occupation is currently Senior Vice President of the Investment Manager. During the past five years he has also served as Vice President of the Investment Manager.

      Toby Rosenblatt (3409 Pacific Avenue, San Francisco, CA 94118): He is 61 and his principal occupations during the past five years have been President of Founders Investments Ltd. and President of The Glen Ellen Company, a private investment company.

      +Michael S. Scott Morton (Massachusetts Institute of Technology, 77 Massachusetts Avenue, Cambridge, MA 02139): He is 62 and his principal occupation during the past five years has been Jay W. Forrester Professor of Management at Sloan School of Management, Massachusetts Institute of Technology. Dr. Scott Morton is also a Director of Metropolitan Series Fund, Inc. (an investment company).

      *Thomas A. Shively: He is 45 and his principal occupation is currently, and during the past five years has been, Executive Vice President of the Investment Manager. Mr. Shively is also a Director of the Investment Manager. Mr. Shively's other principal business affiliations include Director of State Street Research Investment Services, Inc.

      *Ralph F. Verni: He is 57 and his principal occupation is currently, and during the past five years has been, Chairman of the Board, President, Chief Executive Officer and Director of State Street Research & Management Company. Mr. Verni's other principal business affiliations include Chairman of the Board and Director of State Street Research Investment Services, Inc. (and until February 1996, prior positions as President and Chief Executive Officer of that company).

      *Tucker Walsh: He is 30 and his principal occupation is Vice President of the Investment Manager. During the past five years he has been an analyst of the Investment Manager and also at Chilton Investment Partners. Prior to that he was employed at Merrill Lynch and Cowen Asset Management.

      *James M. Weiss: He is 53 and his principal occupation is Executive Vice President of the Investment Manager. During the past five years he has also served as Senior Vice President of the Investment Manager and as President and Chief Investment Officer of IDS Equity Advisors.

      *Elizabeth M. Westvold: She is 39 and her principal occupation is Senior Vice President of the Investment Manager. During the past five years she has also served as Vice President and as an analyst for the Investment Manager.

      *John T. Wilson: He is 36 and his principal occupation is Senior Vice President of the Investment Manager. During the past five years he has also served as a Vice President of the Investment Manager, as an analyst and portfolio manager at Phoenix Home Life Mutual Insurance Company and as a Vice President of Phoenix Investment Counsel Inc.

      *Kennard Woodworth, Jr.: He is 61 and his principal occupation is currently, and during the past five years has been, Senior Vice President of the Investment Manager.

      *Peter A. Zuger: He is 51. His principal occupation is Senior Vice President of State Street Research & Management Company. During the past five years he has also served as Vice President of American Century Investment Management Company.

----------
* These Trustees and/or Officers are deemed to be "interested persons" of the Trust under the 1940 Act because of their affiliations with the Fund's investment adviser.

+ Serves as a Director of Metropolitan Series Fund, Inc., which has an advisory relationship with the Investment Manager or its parent, Metropolitan Life Insurance Company ("Metropolitan")

      D. Investment Advisory Services

      Under the provisions of each Trust's Master Trust Agreement and the laws of Massachusetts, responsibility for the management and supervision of the Fund rests with the Trustees.

      State Street Research & Management Company, the Investment Manager, a Delaware corporation, with offices at One Financial Center, Boston, Massachusetts 02111-2690, acts as investment adviser to the Fund. The Investment Manager was founded by Paul Cabot, Richard Saltonstall and Richard Paine to serve as investment adviser to one of the nation's first mutual funds, presently known as State Street Research Investment Trust, which they had formed in 1924. Their investment management philosophy emphasized comprehensive fundamental research and analysis, including meetings with the management of companies under consideration for investment. The Investment Manager's portfolio management group has extensive investment industry experience managing equity and debt securities.

      The Investment Manager is charged with the overall responsibility for managing the investments and business affairs of each Fund, subject to the authority of the Board of Trustees. Each Advisory Agreement provides that the Investment Manager shall furnish the applicable Funds with an investment program, office facilities and such investment advisory, research and administrative services as may be required from time to time. The Investment Manager compensates all executive and clerical personnel and Trustees of each Trust if such persons are employees of the Investment Manager or its affiliates. The Investment Manager is an indirect wholly owned subsidiary of Metropolitan.

      Each Advisory Agreement provides that it shall continue in effect with respect to a Fund for a period of two years after its initial effectiveness and will continue from year to year thereafter as long as it is approved at least annually both (i) by a vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act) or by the Trustees of the Trust, and
(ii) in either event by a vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated on 60 days' written notice by either party and will terminate automatically in the event of its assignment, as defined under the 1940 Act and regulations thereunder. Such regulations provide that a transaction which does not result in a change of actual control or management of an adviser is not deemed an assignment.

      Under the Code of Ethics of the Investment Manager, personnel are only permitted to engage in personal securities transactions in accordance with certain conditions relating to such person's position, the identity of the security, the timing of the transaction, and similar factors. Such personnel must report their personal securities transactions quarterly and supply broker confirmations of such transactions to the Investment Manager.

      Information about rates at which fees are calculated under the Advisory Agreement with respect to the Funds identified on the cover page of the Statement of Additional Information, as well as the fees paid to the Investment Manager in previous years, is included in Section II of this Statement of Additional Information.

      E. Purchase and Redemption of Shares

      Shares of each Fund are distributed by State Street Research Investment Services, Inc., the Distributor. Class A, Class B(1), Class B, Class C and Class S shares of the Fund may be purchased at the next determined net asset value per share plus, in the case of all classes except Class S shares, a sales charge which, at the election of the investor, may be imposed (i) at the time of purchase (the Class A shares) or (ii) on a deferred basis (the Class B(1), Class B and Class C shares). Class B shares are available only to current Class B shareholders through reinvestment of dividends and capital gains distributions or through exchanges from existing Class B accounts of the State Street Research Funds. General information on how to buy shares of the Fund, as well as sales charges involved, are set forth under "Your Investment" in the Prospectus. The following supplements that information.

      Public Offering Price. The public offering price for each class of shares is based on their net asset value determined as of the close of regular trading on the NYSE, but not later than 4 p.m. eastern time, on the day the purchase order is received by State Street Research Service Center (the "Service Center"), provided that the order is received prior to the close of regular trading on the NYSE on that day; otherwise the net asset value used is that determined as of the close of the NYSE on the next day it is open for unrestricted trading. When a purchase order is placed through a broker-dealer, that broker-dealer is responsible for transmitting the order promptly to the Service Center in order to permit the investor to obtain the current price. Any loss suffered by an investor which results from a broker-dealer's failure to transmit an order promptly is a matter for settlement between the investor and the broker-dealer. Under certain pre-established operational arrangements, the price may be determined as of the time the order is received by the broker-dealer or its designee.

      Alternative Purchase Program. Alternative classes of shares permit investors to select a purchase program which they believe will be the most advantageous for them, given the amount of their purchase, the length of time they anticipate holding Fund shares, or the flexibility they desire in this regard, and other relevant circumstances. Investors will be able to determine whether in their particular circumstances it is more advantageous to incur an initial sales charge and not be subject to certain ongoing charges or to have their entire purchase price invested in the Fund with the investment being subject thereafter to ongoing service fees and distribution fees.

      As described in greater detail below, financial professionals are paid differing amounts of compensation depending on which class of shares they sell.

                      [REST OF PAGE INTENTIONALLY OMITTED]

         The major differences among the various classes of shares are as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                            Class A                  Class B(1)                Class B                  Class C             Class S
                            -------                  ----------                -------                  -------             -------
-----------------------------------------------------------------------------------------------------------------------------------
Sales Charges Paid by       Initial sales charge at  Contingent deferred       Contingent deferred      Contingent deferred  None
Investor to Distributor     time of investment of    sales charge of 5% to     sales charge of 5%       sales charge of 1%
                            up to 5.75%*             1% applies to any         to 2% applies to any     applies to any
                            depending on amount      shares redeemed           shares redeemed          shares redeemed
                            of investment            within first six years    within first five years  within one year
                                                     following their           following their          following their
                                                     purchase; no              purchase; no             purchase
                                                     contingent deferred       contingent deferred
                                                     sales charge after six    sales charge after
                                                     years                     five years
-----------------------------------------------------------------------------------------------------------------------------------
                            On investments of $1
                            million or more, no
                            initial sales charge;
                            but contingent
                            deferred sales charge
                            of up to 1% may apply
                            to any shares
                            redeemed within one
                            year following their
                            purchase
-----------------------------------------------------------------------------------------------------------------------------------
Initial Commission Paid     Above described          4%                        4%                       1%                   None
by Distributor to           initial sales charge
Financial Professional      less 0.25% to 0.75%
                            retained by
                            distributor

                            On investments of $1
                            million or more,
                            0.25% to 1% paid to
                            dealer by Distributor
-----------------------------------------------------------------------------------------------------------------------------------
Rule 12b-1 Service Fee
-----------------------------------------------------------------------------------------------------------------------------------
      Paid by Fund to       0.25% each year          0.25% each year           0.25% each year          0.25% each year      None
      Distributor
-----------------------------------------------------------------------------------------------------------------------------------
      Paid by Distributor   0.25% each year          0.25% each year           0.25% each year          0.25% each year      None
      to Financial                                   commencing after one      commencing after         commencing after
      Professional                                   year following            one year following       one year following
                                                     purchase                  purchase                 purchase
-----------------------------------------------------------------------------------------------------------------------------------
Rule 12b-1 Distribution
Fee
-----------------------------------------------------------------------------------------------------------------------------------
      Paid by Fund to       None                     0.75% for first eight     0.75% for first eight    0.75% each year      None
      Distributor                                    years; Class B(1)         years; Class B shares
                                                     shares convert            convert automatically
                                                     automatically to Class    to Class A shares
                                                     A shares after eight      after eight years
                                                     years
-----------------------------------------------------------------------------------------------------------------------------------
      Paid by Distributor   None                     None                      None                     0.75% each year      None
      to Financial                                                                                      commencing after
      Professional                                                                                      one year following
                                                                                                        purchase
-----------------------------------------------------------------------------------------------------------------------------------

----------
* or up to 4.50% for State Street Research Government Income Fund, State Street Research High Income Fund, State Street Research Strategic Income Fund, State Street Research Tax-Exempt Fund and State Street Research New York Tax Free Fund.

      Class A Shares--Reduced Sales Charges. The reduced sales charges set forth under "Your Investment--Choosing a Share Class" in the Prospectus apply to purchases made at any one time by any "person," which includes: (i) an individual, or an individual combining with his or her spouse and their children and purchasing for his, her or their own account; (ii) a "company" as defined in
Section 2(a)(8) of the 1940 Act; (iii) a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code); (iv) a tax-exempt organization under Section 501(c)(3) or (13) of the Internal Revenue Code; and
(v) an employee benefit plan of a single employer or of affiliated employers.

      Investors may purchase Class A shares of the Fund at reduced sales charges by executing a Letter of Intent to purchase no less than an aggregate of $100,000 of the Fund or any combination of Class A shares of "Eligible Funds" (which include the Fund and other funds as designated by the Distributor from time to time) within a 13-month period. The sales charge applicable to each purchase made pursuant to a Letter of Intent will be that which would apply if the total dollar amount set forth in the Letter of Intent were being bought in a single transaction. Purchases made within a 90-day period prior to the execution of a Letter of Intent may be included therein; in such case the date of the earliest of such purchases marks the commencement of the 13-month period.

      An investor may include toward completion of a Letter of Intent the value (at the current public offering price) of all of his or her Class A shares of the Fund and of any of the other Class A shares of Eligible Funds held of record as of the date of his or her Letter of Intent, plus the value (at the current offering price) as of such date of all of such shares held by any "person" described herein as eligible to join with the investor in a single purchase. Class B(1), Class B, Class C and Class S shares may also be included in the combination under certain circumstances.

      A Letter of Intent does not bind the investor to purchase the specified amount. Shares equivalent to 5% of the specified amount will, however, be taken from the initial purchase (or, if necessary, subsequent purchases) and held in escrow in the investor's account as collateral against the higher sales charge which would apply if the total purchase is not completed within the allotted time. The escrowed shares will be released when the Letter of Intent is completed or, if it is not completed, when the balance of the higher sales charge is, upon notice, remitted by the investor. All dividends and capital gains distributions with respect to the escrowed shares will be credited to the investor's account.

      Investors may purchase Class A shares of the Fund or a combination of Eligible Funds at reduced sales charges pursuant to a Right of Accumulation. The applicable sales charge under the right is determined on the amount arrived at by combining the dollar amount of the purchase with the value (at the current public offering price) of all Class A shares of the other Eligible Funds owned as of the purchase date by the investor plus the value (at the current public offering price) of all such shares owned as of such date by any "person" described herein as eligible to join with the investor in a single purchase. Class B(1), Class B, Class C and Class S shares may also be included in the combination under certain circumstances. Investors must submit to the Distributor sufficient information to show that they qualify for this Right of Accumulation.

      Other Programs Related to Class A Shares. Class A shares of the Fund may be sold, or issued in an exchange, at a reduced sales charge or without a sales charge pursuant to certain sponsored arrangements for designated classes of investors. These arrangements include programs sponsored by the Distributor or others under which, for example, a company, employee benefit plan or other organization makes recommendations to, or permits group solicitation of, its employees, members or participants to purchase Fund shares. (These arrangements are not available to any organization created primarily for the purpose of obtaining shares of the Fund at a reduced sales charge or without a sales charge.) Sponsored arrangements may be established for non-profit organizations, holders of individual retirement accounts or participants in limited promotional campaigns, such as a special offering to shareholders of funds in other complexes that may be liquidating. Sales without a sales charge, or with a reduced sales charge, may also be made through brokers, registered investment advisers, financial planners, institutions, and others, under managed fee-based programs (e.g., "wrap fee" or similar programs) which meet certain requirements established by the Distributor. Information on such arrangements and further conditions and limitations is available from the Distributor.

      The entire sales charge on Class A shares may be reallowed to financial professionals who sell shares during certain special promotional periods which may be instituted from time to time. The Fund reserves the right to have such promotions without further supplement to the Prospectus or Statement of Additional Information. The financial professionals who receive the entire sales charge may be deemed to be underwriters of the Fund's shares under the Securities Act of 1933 during such promotions.

      In addition, no sales charge is imposed in connection with the sale of Class A shares of the Fund to the following entities and persons: (A) the Investment Manager, Distributor or any affiliated entities, including any direct or indirect parent companies and other subsidiaries of such parents (collectively "Affiliated Companies"); (B) employees, officers, sales representatives or current or retired directors or trustees of the Affiliated Companies or any investment company managed by any of the Affiliated Companies, any relatives of any such individuals whose relationship is directly verified by such individuals to the Distributor, or any beneficial account for such relatives or individuals; (C) employees, officers, sales representatives or directors of dealers and other entities with a selling agreement with the Distributor to sell shares of any aforementioned investment company, any spouse or child of such person, or any beneficial account for any of them; and (D) others who because of their business relationship with the Fund, the Distributor or its affiliates, and because of their knowledge of the Fund, do not require any significant sales effort or expense to educate them about the Fund. The purchase must be made for investment and the shares purchased may not be resold except through redemption. This purchase program is subject to such administrative policies, regarding the qualification of purchasers and any other matters, as may be adopted by the Distributor from time to time.

      Conversion of Class B(1) and Class B Shares to Class A Shares. A shareholder's Class B(1) and Class B shares of the Fund, including all shares received as dividends or distributions with respect to such shares, will automatically convert to Class A shares of the Fund at the end of eight years following the issuance of such Class B shares; consequently, they will no longer be subject to the higher expenses borne by Class B(1) and Class B shares. The conversion rate will be determined on the basis of the relative per share net asset values of the two classes and may result in a shareholder receiving either a greater or fewer number of Class A shares than the Class B shares so converted. As noted above, holding periods for Class B(1) shares received in exchange for Class B(1) shares of other Eligible Funds and for Class B shares received in exchange for Class B shares of other Eligible Funds, will be counted toward the eight-year period.

      Contingent Deferred Sales Charges. The amount of any contingent deferred sales charge paid on Class A shares (on sales of $1 million or more and which do not involve an initial sales charge) or on Class B(1), Class B or Class C shares of the Fund will be paid to the Distributor. The Distributor will pay dealers at the time of sale a 4% commission for selling Class B(1) and Class B shares and a 1% commission for selling Class C shares. In certain cases, a dealer may elect to waive the 4% commission on Class B(1) and Class B shares and receive in lieu thereof an annual fee, usually 1%, with respect to such outstanding shares. The proceeds of the contingent deferred sales charges and the distribution fees are used to offset distribution expenses and thereby permit the sale of Class B(1), Class B and Class C shares without an initial sales charge.

      In determining the applicability and rate of any contingent deferred sales charge of Class B(1), Class B or Class C shares, it will be assumed that a redemption of the shares is made first of those shares having the greatest capital appreciation, next of shares representing reinvestment of dividends and capital gains distributions and finally of remaining shares held by shareholder for the longest period of time. Class B(1) shares that are redeemed within a six-year period after purchase, Class B shares that are redeemed within a five-year period after their purchase, and Class C shares that are redeemed within a one-year period after their purchase, will not be subject to a contingent deferred sales charge to the extent that the value of such shares represents (1) capital appreciation of Fund assets or (2) reinvestment of dividends or capital gains distributions. The holding period for purposes of applying a contingent deferred sales charge for a particular class of shares of the Fund acquired through an exchange from another Eligible Fund will be measured from the date that such shares were initially acquired in the other Eligible Fund, and shares of the same class being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gains distribution reinvestments in such other Eligible Fund. These determinations will result in any contingent deferred sales charge being imposed at the lowest possible rate. For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption.

      Contingent Deferred Sales Charge Waivers. With respect to Class A shares (on sales of $1 million or more and which do not involve an initial sales charge), and Class B(1), Class B and Class C shares of the Fund, the contingent deferred sales charge does not apply to exchanges or to redemptions under a systematic withdrawal plan which meets certain conditions. The contingent deferred sales charge will be waived for participant initiated distributions from State Street Research prototype employee retirement plans. In addition, the contingent deferred sales charge will be waived for: (i) redemptions made within one year of the death or total disability, as defined by the Social Security Administration, of all shareholders of an account; (ii) redemptions made after attainment of a specific age in an amount which represents the minimum distribution required at such age under Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, for retirement accounts or plans (e.g., age 70 1/2 for Individual Retirement Accounts and Section 403(b) plans), calculated solely on the basis of assets invested in the Fund or other Eligible Funds; and
(iii) a redemption resulting from a tax-free return of an excess contribution to an Individual Retirement Account. (The foregoing waivers do not apply to a tax-free rollover or transfer of assets out of the Fund). The contingent deferred sales charge may also be waived on Class A shares under certain exchange arrangements for selected brokers with substantial asset allocation programs. The Fund may modify or terminate the waivers at any time; for example, the Fund may limit the application of multiple waivers and establish other conditions for employee benefit plans. Certain employee benefit plans sponsored by a financial professional may be subject to other conditions for waivers under which the plans may initially invest in Class B(1) or Class B shares and then Class A shares of certain funds upon meeting specific criteria.

      Class S Shares. Class S shares are currently available to certain employee benefit plans such as qualified retirement plans which meet criteria relating to number of participants, service arrangements, or similar factors; insurance companies; investment companies; advisory accounts of the Investment Manager; endowment funds of nonprofit organizations with substantial minimum assets (currently a minimum of $10 million); and other similar institutional investors. Class S shares may be acquired through programs or products sponsored by Metropolitan, its affiliates, or both for which Class S shares have been designated. In addition, Class S shares are available through programs under which, for example, investors pay an asset-based fee and/or a transaction fee to intermediaries. Class S share availability is determined by the Distributor and intermediaries based on the overall direct and indirect costs of a particular program, expected assets, account sizes and similar considerations. For information on different conditions that may apply to certain Funds, see Section I for the relevant Fund.

      In the discretion of the Distributor, Class S shares may be made available to (a) current and former employees, officers and directors of the Investment Manager and Distributor; (b) current and former directors or trustees of the investment companies for which the Investment Manager serves as the primary investment adviser; and (c) relatives of any such individuals, provided that the relationship is directly verified by such individuals to the Distributor, and any beneficial account for such relatives or individuals. Class A shares acquired by such individuals and relatives may, in the discretion of the Distributor, be converted into Class S shares. This purchase program is subject to such administrative policies, regarding the qualification of purchasers and any other matters, as may be adopted by the Distributor from time to time.

      Reorganizations. In the event of mergers or reorganizations with other public or private collective investment entities, including investment companies as defined in the 1940 Act, the Fund may issue its shares at net asset value (or more) to such entities or to their security holders.

      Redemptions. The Fund reserves the right to pay redemptions in kind with portfolio securities in lieu of cash. In accordance with its election pursuant to Rule 18f-1 under the 1940 Act, the Fund may limit the amount of redemption proceeds paid in cash. Although it has no present intention to do so, the Fund may, under unusual circumstances, limit redemptions in cash with respect to each shareholder during any ninety-day period to the lesser of (i) $250,000 or (ii) 1% of the net asset value of the Fund at the beginning of such period. In connection with any redemptions paid in kind with portfolio securities, brokerage and other costs may be incurred by the redeeming shareholder in the sale of the securities received.

      Systematic Withdrawal Plan. A shareholder who owns noncertificated Class A or Class S shares with a value of $5,000 or more, or Class B(1), Class B or Class C shares with a value of $10,000 or more, may elect, by participating in the Fund's Systematic Withdrawal Plan, to have periodic checks issued for specified amounts. These amounts may not be less than certain minimums, depending on the class of shares held. The Plan provides that all income dividends and capital gains distributions of the Fund shall be credited to participating shareholders in additional shares of the Fund. Thus, the withdrawal amounts paid can only be realized by redeeming shares of the Fund under the Plan. To the extent such amounts paid exceed dividends and distributions from the Fund, a shareholder's investment will decrease and may eventually be exhausted.

      In the case of shares otherwise subject to contingent deferred sales charges, no such charges will be imposed on withdrawals of up to 12% annually (minimum $50 per withdrawal) of either (a) the value, at the time the Systematic Withdrawal Plan is initiated, of the shares then in the account or (b) the value, at the time of a withdrawal, of the same number of shares as in the account when the Systematic Withdrawal Plan was initiated, whichever is higher.

      Expenses of the Systematic Withdrawal Plan are borne by the Fund. A participating shareholder may withdraw from the Systematic Withdrawal Plan, and the Fund may terminate the Systematic Withdrawal Plan at any time on written notice. Purchase of additional shares while a shareholder is receiving payments under a Systematic Withdrawal Plan is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not participate in the Investamatic Program (see "Your Investment--Investor Services--Investamatic Program" in the Fund's Prospectus) and the Systematic Withdrawal Plan at the same time.

      Request to Dealer to Repurchase. For the convenience of shareholders, the Fund has authorized the Distributor as its agent to accept orders from dealers by wire or telephone for the repurchase of shares by the Distributor from the broker-dealer. The Fund may revoke or suspend this authorization at any time. The repurchase price is the net asset value for the applicable shares next determined following the time at which the shares are offered for repurchase by the broker-dealer to the Distributor. The broker-dealer is responsible for promptly transmitting a shareholder's order to the Distributor. Under certain pre-established operational arrangements, the price may be determined as of the time the order is received by the broker-dealer or its designee.

      Signature Guarantees. Signature guarantees are required for, among other things: (1) written requests for redemptions for more than $100,000; (2) written requests for redemptions for any amount if the proceeds are transmitted to other than the current address of record (unchanged in the past 30 days); (3) written requests for redemptions for any amount submitted by corporations and certain fiduciaries and other intermediaries; and (4) requests to transfer the registration of shares to another owner. Signatures must be guaranteed by a bank, a member firm of a national stock exchange, or other eligible guarantor institution. The Transfer Agent will not accept guarantees (or notarizations) from notaries public. The above requirements may be waived in certain instances.

      Dishonored Checks. If a purchaser's check is not honored for its full amount, the purchaser could be subject to additional charges to cover collection costs and any investment loss, and the purchase may be canceled.

      Processing Charges. Purchases and redemptions processed through securities dealers may be subject to processing charges imposed by the securities dealer in addition to sales charges that may be imposed by the Fund or the Distributor.

      F. Shareholder Accounts

      General information on shareholder accounts is included in the Fund's Prospectus under "Your Investment." The following supplements that information.

      Maintenance Fees and Involuntary Redemption. Because of the relatively high cost of maintaining small shareholder accounts, the Fund reserves the right to redeem at its option any shareholder account which remains below $1,500 for a period of 60 days after notice is mailed to the applicable shareholder, or to impose a maintenance fee on such account after 60 days' notice. Such involuntarily redemptions will be subject to applicable sales charges, if any. The Fund may increase such minimum account value above such amount in the future after notice to affected shareholders. Involuntarily redeemed shares will be priced at the net asset value on the date fixed for redemption by the Fund, and the proceeds of the redemption will be mailed to the affected shareholder at the address of record. Currently, the maintenance fee is $18 annually, which is paid to the Transfer Agent. The fee does not apply to certain retirement accounts or if the shareholder has more than an aggregate $50,000 invested in the Fund and other Eligible Funds combined. Imposition of a maintenance fee on a small account could, over time, exhaust the assets of such account.

      To cover the cost of additional compliance administration, a $20 fee will be charged against any shareholder account that has been determined to be subject to escheat under applicable state laws.

      The Fund may not suspend the right of redemption or postpone the date of payment of redemption proceeds for more than seven days, except that (a) it may elect to suspend the redemption of shares or postpone the date of payment of redemption proceeds: (1) during any period that the NYSE is closed (other than customary weekend and holiday closings) or trading on the NYSE is restricted;
(2) during any period in which an emergency exists as a result of which disposal of portfolio securities is not reasonably practicable or it is not reasonably practicable to fairly determine the Fund's net asset values; or (3) during such other periods as the Securities and Exchange Commission (the "SEC") may by order permit for the protection of investors; and (b) the payment of redemption proceeds may be postponed as otherwise provided under "Purchase and Redemption of Shares" in this Statement of Additional Information.

      The Open Account System. Under the Open Account System full and fractional shares of the Fund owned by shareholders are credited to their accounts by the Transfer Agent, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110. Certificates representing Class B(1), Class B or Class C shares will not be issued, while certificates representing Class A or Class S shares will only be issued if specifically requested in writing and, in any case, will only be issued for full shares, with any fractional shares to be carried on the shareholder's account. Shareholders will receive periodic statements of transactions in their accounts.

      The Fund's Open Account System provides the following options:

      1. Additional purchases of shares of the Fund may be made through dealers, by wire or by mailing a check payable to "State Street Research Funds" under the terms set forth above under "Purchase and Redemption of Shares" in this Statement of Additional Information.

      2. The following methods of receiving dividends from investment income and distributions from capital gains generally are available:

            (a) All income dividends and capital gains distributions reinvested in additional shares of the Fund.

            (b)   All income dividends and capital gains distributions in cash.

            (c) All income dividends and capital gains distributions invested in any one available Eligible Fund designated by the shareholder as described below. See "--Dividend Allocation Plan" herein.

      Dividend and distribution selections should be made on the Application accompanying the initial investment. If no selection is indicated on the Application, that account will be automatically coded for reinvestment of all dividends and distributions in additional shares of the same class of the Fund. Selections may be changed at any time by telephone or written notice to the Service Center. Dividends and distributions are reinvested at net asset value without a sales charge.

      Exchange Privileges. Shareholders of the Fund may exchange their shares for available shares with corresponding characteristics of any of the other Eligible Funds on the basis of the relative net asset values of the respective shares to be exchanged, and subject to compliance with applicable securities laws. Shareholders of any other Eligible Fund may similarly exchange their shares for Fund shares with corresponding characteristics. Prior to making an exchange, shareholders should obtain the Prospectus of the Eligible Fund into which they are exchanging. Under the Direct Program, subject to certain conditions, shareholders may make arrangements for regular exchanges from the Fund into other Eligible Funds. To effect an exchange, Class A, Class B(1), Class B and Class C shares may be redeemed without the payment of any contingent deferred sales charge that might otherwise be due upon an ordinary redemption of such shares. The State Street Research Money Market Fund issues Class E shares which are sold without any sales charge. Exchanges of State Street Research Money Market Fund Class E shares into Class A shares of the Fund or any other Eligible Fund are subject to the initial sales charge or contingent deferred sales charge applicable to an initial investment in such Class A shares, unless a prior Class A sales charge has been paid directly or indirectly with respect to the shares redeemed. Class A shares acquired through a new investment after January 1, 1999, are subject to an incremental sales charge if exchanged within 30 days of acquisition for Class A shares of a Fund with a higher applicable sales charge. For purposes of computing the contingent deferred sales charge that may be payable upon disposition of any acquired Class A, Class B(1), Class B and Class C shares, the holding period of the redeemed shares is "tacked" to the holding period of any acquired shares. No exchange transaction fee is currently imposed on any exchange.

      Shares of the Fund may also be acquired or redeemed in exchange for shares of the Summit Cash Reserves Fund ("Summit Cash Reserves") by customers of Merrill Lynch, Pierce, Fenner & Smith Incorporated (subject to completion of steps necessary to implement the program). The Fund and Summit Cash Reserves are related mutual funds for purposes of investment and investor services. Upon the acquisition of shares of Summit Cash Reserves by exchange for redeemed shares of the Fund, (a) no sales charge is imposed by Summit Cash Reserves, (b) no contingent deferred sales charge is imposed by the Fund on the Fund shares redeemed, and (c) any applicable holding period of the Fund shares redeemed is "tolled," that is, the holding period clock stops running pending further transactions. Upon the acquisition of shares of the Fund by exchange for redeemed shares of Summit Cash Reserves, (a) the acquisition of Class A shares shall be subject to the initial sales charges or contingent deferred sales charges applicable to an initial investment in such Class A shares, unless a prior Class A sales charge has been paid indirectly, and (b) the acquisition of Class B(1), Class B or Class C shares of the Fund shall restart any holding period previously tolled, or shall be subject to the contingent deferred sales charge applicable to an initial investment in such shares.

      The exchange privilege may be terminated or suspended or its terms changed at any time, subject, if required under applicable regulations, to 60 days' prior notice. New accounts established for investments upon exchange from an existing account in another fund will have the same telephone privileges with respect to the Fund (see "Your Investment--Account Policies--Telephone Requests" in the Fund's Prospectus and "--Telephone Privileges," below) as the existing account unless the Service Center is instructed otherwise. Related administrative policies and procedures may also be adopted with regard to a series of exchanges, street name accounts, sponsored arrangements and other matters.

      The exchange privilege is not designed for use in connection with short-term trading or market timing strategies. To protect the interests of shareholders, the Fund reserves the right to temporarily or permanently terminate the exchange privilege for any person who makes more than six exchanges out of or into the Fund per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, may be aggregated for purposes of the six exchange limit. Notwithstanding the six exchange limit, the Fund reserves the right to refuse exchanges by any person or group if, in the Investment Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. Exchanges may be restricted or refused if the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Fund. The Fund may impose these restrictions at any time. The exchange limit may be modified for accounts in certain institutional retirement plans because of plan exchange limits, Department of Labor regulations or administrative and other considerations. The exchange limit may also be modified under certain exchange arrangements for selected brokers with substantial asset allocation programs. Subject to the foregoing, if an exchange request in good order is received by the Service Center and delivered by the Service Center to the Transfer Agent by 12 noon Boston time on any business day, the exchange usually will occur that day. For further information regarding the exchange privilege, shareholders should contact the Service Center.

      Reinvestment Privilege. A shareholder of the Fund who has redeemed shares or had shares repurchased at his or her request may reinvest all or any portion of the proceeds (plus that amount necessary to acquire a fractional share to round off his or her reinvestment to full shares) in shares, of the same class as the shares redeemed, of the Fund or any other Eligible Fund at net asset value and without subjecting the reinvestment to an initial sales charge, provided such reinvestment is made within 120 calendar days after a redemption or repurchase. Upon such reinvestment, the shareholder will be credited with any contingent deferred sales charge previously charged with respect to the amount reinvested. The redemption of shares is, for federal income tax purposes, a sale on which the shareholder may realize a gain or loss. If a redemption at a loss is followed by a reinvestment within 30 days, the transaction may be a "wash sale" resulting in a denial of the loss for federal income tax purposes.

      Any reinvestment pursuant to the reinvestment privilege will be subject to any applicable minimum account standards imposed by the fund into which the reinvestment is made. Shares are sold to a reinvesting shareholder at the net asset value thereof next determined following timely receipt by the Service Center of such shareholder's written purchase request and delivery of the request by the Service Center to the Transfer Agent. A shareholder may exercise this reinvestment privilege only once per 12-month period with respect to his or her shares of the Fund.

      Dividend Allocation Plan. The Dividend Allocation Plan allows shareholders to elect to have all their dividends and any other distributions from the Fund or any Eligible Fund automatically invested at net asset value in one other such Eligible Fund designated by the shareholder, provided the account into which the dividends and distributions are directed is initially funded with the requisite minimum amount.

      Telephone Privileges. The following telephone privileges are available:

      o Telephone Exchange Privilege for Shareholder and Shareholder's Financial Professional
            o Shareholders automatically receive this privilege unless declined.
            o This privilege allows a shareholder or a shareholder's financial professional to request exchanges into other State Street Research funds.

      o     Telephone Redemption Privilege for Shareholder
            o Shareholders automatically receive this privilege unless declined.
            o This privilege allows a shareholder to phone requests to sell shares, with the proceeds sent to the address of record.

      o Telephone Redemption Privilege for Shareholder's Financial Professional (This privilege is not automatic; a shareholder must specifically elect it)
            o This privilege allows a shareholder's financial professional to phone requests to sell shares, with the proceeds sent to the address of record on the account.

      A shareholder with the above telephone privileges is deemed to authorize the Service Center and the Transfer Agent to: (1) act upon the telephone instructions of any person purporting to be any of the shareholders of an account or a shareholder's financial professional; and (2) honor any written instructions for a change of address regardless of whether such request is accompanied by a signature guarantee. All telephone calls will be recorded. Neither the Fund, the other Eligible Funds, the Transfer Agent, the Investment

Manager nor the Distributor will be liable for any loss, expense or cost arising out of any request, including any fraudulent or unauthorized requests. Shareholders assume the risk to the full extent of their accounts that telephone requests may be unauthorized. Reasonable procedures will be followed to confirm that instructions communicated by telephone are genuine. The shareholder will not be liable for any losses arising from unauthorized or fraudulent instructions if such procedures are not followed.

      Alternative Means of Contacting a Fund. It is unlikely, during periods of extraordinary market conditions, that a shareholder may have difficulty in reaching the Service Center. In that event, however, the shareholder should contact the Service Center at 1-800-562-0032, 1-617-357-7800 or otherwise at its main office at One Financial Center, Boston, Massachusetts 02111-2690.

      G. Net Asset Value

      The net asset value of the shares of each Fund is determined once daily as of the close of regular trading on the NYSE, but not later than 4 P.M. eastern time, Monday through Friday, on each day during which the NYSE is open for unrestricted trading. The NYSE is currently closed on New Year's Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

      The net asset value per share of each Fund is computed by dividing the sum of the value of the securities held by the Fund plus any cash or other assets minus all liabilities by the total number of outstanding shares of the Fund at such time. Any expenses, except for extraordinary or nonrecurring expenses, borne by the Fund, including the investment management fee payable to the Investment Manager, are accrued daily.

      In determining the values of portfolio assets as provided below, the Trustees utilize one or more pricing services in lieu of market quotations for certain securities which are not readily available on a daily basis. Such services utilize information with respect to market transactions, quotations from dealers and various relationships among securities in determining value and may provide prices determined as of times prior to the close of the NYSE.

      In general, securities are valued as follows. Securities which are listed or traded on the New York or American Stock Exchange are valued at the price of the last quoted sale on the respective exchange for that day. Securities which are listed or traded on a national securities exchange or exchanges, but not on the New York or American Stock Exchange, are valued at the price of the last quoted sale on the exchange for that day prior to the close of the NYSE. Securities not listed on any national securities exchange which are traded "over the counter" and for which quotations are available on the National Association of Securities Dealers, Inc.'s (the "NASD") NASDAQ System are valued at the closing price supplied through such system for that day at the close of the NYSE. Other securities are, in general, valued at the mean of the bid and asked quotations last quoted prior to the close of the NYSE if there are market quotations readily available, or in the absence of such market quotations, then at the fair value thereof as determined by or under authority of the Trustees of the Trust with the use of such pricing services as may be deemed appropriate or methodologies authorized by the Trustees. The Trustees also reserve the right to adopt other valuations based on fair value in pricing in unusual circumstances where use of other methods as discussed in part above, could otherwise have a material adverse effect on the Fund as a whole.

      The Trustees have authorized the use of the amortized cost method to value short-term debt instruments issued with a maturity of one year or less and having a remaining maturity of 60 days or less when the value obtained is fair value, provided that during any period in which more than 25% of the Fund's total assets is invested in short-term debt securities the current market value of such securities will be used in calculating net asset value per share in lieu of the amortized cost method. Under the amortized cost method of valuation, the security is initially valued at cost on the date of purchase (or in the case of short-term debt instruments purchased with more than 60 days remaining to maturity, the market value on the 61st day prior to maturity), and thereafter a constant amortization to maturity of any discount or premium is assumed regardless of the impact of fluctuating interest rates on the market value of the security.

      H. Portfolio Transactions

      The Fund's portfolio turnover rate is determined by dividing the lesser of securities purchases or sales for a year by the monthly average value of securities held by the Fund (excluding, for purposes of this determination, securities the maturities of which as of the time of their acquisition were one year or less).

Brokerage Allocation

      The Investment Manager's policy is to seek for its clients, including the Fund, what in the Investment Manager's judgment will be the best overall execution of purchase or sale orders and the most favorable net prices in securities transactions consistent with its judgment as to the business qualifications of the various broker or dealer firms with whom the Investment Manager may do business, and the Investment Manager may not necessarily choose the broker offering the lowest available commission rate. Decisions with respect to the market where the transaction is to be completed, to the form of transaction (whether principal or agency), and to the allocation of orders among brokers or dealers are made in accordance with this policy. In selecting brokers or dealers to effect portfolio transactions, consideration is given to their proven integrity and financial responsibility, their demonstrated execution experience and capabilities both generally and with respect to particular markets or securities, the competitiveness of their commission rates in agency transactions (and their net prices in principal transactions), their willingness to commit capital, and their clearance and settlement capability. The Investment Manager makes every effort to keep informed of commission rate structures and prevalent bid/ask spread characteristics of the markets and securities in which transactions for the Fund occur. Against this background, the Investment Manager evaluates the reasonableness of a commission or a net price with respect to a particular transaction by considering such factors as difficulty of execution or security positioning by the executing firm. The Investment Manager may or may not solicit competitive bids based on its judgment of the expected benefit or harm to the execution process for that transaction.

      When it appears that a number of firms could satisfy the required standards in respect of a particular transaction, consideration may also be given by the Investment Manager to services other than execution services which certain of such firms have provided in the past or may provide in the future. Negotiated commission rates and prices, however, are based upon the Investment Manager's judgment of the rate which reflects the execution requirements of the transaction without regard to whether the broker provides services in addition to execution. Among such other services are the supplying of supplemental investment research; general economic, political and business information; analytical and statistical data; relevant market information, quotation equipment and services; reports and information about specific companies, industries and securities; purchase and sale recommendations for stocks and bonds; portfolio strategy services; historical statistical information; market data services providing information on specific issues and prices; financial publications; proxy voting data and analysis services; technical analysis of various aspects of the securities markets, including technical charts; computer hardware used for brokerage and research purposes; computer software and databases (including those contained in certain trading systems and used for portfolio analysis and modeling and also including software providing investment personnel with efficient access to current and historical data from a variety of internal and external sources) and portfolio evaluation services and relative performance of accounts.

      In the case of the Fund and other registered investment companies advised by the Investment Manager or its affiliates, the above services may include data relating to performance, expenses and fees of those investment companies and other investment companies. This information is used by the Trustees or Directors of the investment companies to fulfill their responsibility to oversee the quality of the Investment Manager's advisory contracts between the investment companies and the Investment Manager. The Investment Manager considers these investment company services only in connection with the execution of transactions on behalf of its investment company clients and not its other clients. Certain of the nonexecution services provided by broker-dealers may in turn be obtained by the broker-dealers from third parties who are paid for such services by the broker-dealers.

      The Investment Manager regularly reviews and evaluates the services furnished by broker-dealers. The Investment Manager's investment management personnel seek to evaluate the quality of the research and other services provided by various broker-dealer firms, and the results of these efforts are made available to the equity trading department, which uses this information as consideration to the extent described above in the selection of brokers to execute portfolio transactions.

      Some services furnished by broker-dealers may be used for research and investment decision-making purposes, and also for marketing or administrative purposes. Under these circumstances, the Investment Manager allocates the cost of the services to determine the proportion which is allocable to research or investment decision-making and the proportion allocable to other purposes. The Investment Manager pays directly from its own funds for that portion allocable to uses other than research or investment decision-making. Some research and execution services may benefit the Investment Manager's clients as a whole, while others may benefit a specific segment of clients. Not all such services will necessarily be used exclusively in connection with the accounts which pay the commissions to the broker-dealer providing the services.

      The Investment Manager has no fixed agreements or understandings with any broker-dealer as to the amount of brokerage business which the firm may expect to receive for services supplied to the Investment Manager or otherwise. There may be, however, understandings with certain firms that in order for such firms to be able to continuously supply certain services, they need to receive an allocation of a specified amount of brokerage business. These understandings are honored to the extent possible in accordance with the policies set forth above.

      It is not the Investment Manager's policy to intentionally pay a firm a brokerage commission higher than that which another firm would charge for handling the same transaction in recognition of services (other than execution services) provided. However, the Investment Manager is aware that this is an area where differences of opinion as to fact and circumstances may exist, and in such circumstances, if any, the Investment Manager relies on the provisions of
Section 28(e) of the Securities Exchange Act of 1934.

      In the case of the purchase of fixed income securities in underwriting transactions, the Investment Manager follows any instructions received from its clients as to the allocation of new issue discounts, selling commissions and designations to brokers or dealers which provide the client with research, performance evaluation, master trustee and other services. In the absence of instructions from the client, the Investment Manager may make such allocations to broker-dealers which have provided the Investment Manager with research and brokerage services.

      In some instances, certain clients of the Investment Manager request it to place all or part of the orders for their account with certain brokers or dealers, which in some cases provide services to those clients. The Investment Manager generally agrees to honor these requests to the extent practicable. Clients may request that the Investment Manager only effect transactions with the specified broker-dealers if the broker-dealers are competitive as to price and execution. Where the request is not so conditioned, the Investment Manager may be unable to negotiate commissions or obtain volume discounts or best execution. In cases where the Investment Manager is requested to use a particular broker-dealer, different commissions may be charged to clients making the requests. A client who requests the use of a particular broker-dealer should understand that it may lose the possible advantage which non-requesting clients derive from aggregation of orders for several clients as a single transaction for the purchase or sale of a particular security. Among other reasons why best execution may not be achieved with directed brokerage is that, in an effort to achieve orderly execution of transactions, execution of orders that have designated particular brokers may, at the discretion of the trading desk, be delayed until execution of other non-designated orders has been completed.

      When more than one client of the Investment Manager is seeking to buy or sell the same security, the sale or purchase is carried out in a manner which is considered fair and equitable to all accounts. In allocating investments among various clients (including in what sequence orders for trades are placed), the Investment Manager will use its best business judgment and will take into account such factors as the investment objectives of the clients, the amount of investment funds available to each, the size of the order, the amount already committed for each client to a specific investment and the relative risks of the investments, all in order to provide on balance a fair and equitable result to each client over time. Although sharing in large transactions may sometimes affect price or volume of shares acquired or sold, overall it is believed there may be an advantage in execution. The Investment Manager may follow the practice of grouping orders of various clients for execution to get the benefit of lower prices or commission rates. In certain cases where the aggregate order may be executed in a series of transactions at various prices, the transactions are allocated as to amount and price in a manner considered equitable to each so that each receives, to the extent practicable, the average price of such transactions. Exceptions may be made based on such factors as the size of the account and the size of the trade. For example, the Investment Manager may not aggregate trades where it believes that it is in the best interests of clients not to do so, including situations where aggregation might result in a large number of small transactions with consequent increased custodial and other transactional costs which may disproportionately impact smaller accounts. Such disaggregation, depending on the circumstances, may or may not result in such accounts receiving more or less favorable execution relative to other clients.

      Information about portfolio turnover rates and certain brokerage commissions paid by the Funds identified on the cover page of this Statement of Additional Information is included in Section II of this Statement of Additional Information.

      I. Certain Tax Matters

Federal Income Taxation of the Fund--In General

      The Fund intends to qualify and elects to be treated each taxable year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), although it cannot give complete assurance that it will qualify to do so. Accordingly, the Fund must, among other things,
(a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% test"); and (b) satisfy certain diversification requirements on a quarterly basis.

      If in any year the Fund derives more than 10% of its gross income (as defined in the Code, which disregards losses for that purpose) from investments made directly in commodities, including precious metal investments, or commodity-related options, futures or indices, the Fund in such year may fail to qualify as a regulated investment company under the Code. The Investment Manager intends to manage the Fund's portfolio so as to minimize the risk of such a disqualification.

      If the Fund should fail to qualify as a regulated investment company in any year, it would lose the beneficial tax treatment accorded regulated investment companies under Subchapter M of the Code and all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to shareholders as ordinary income to the extent of the Fund's current or accumulated earnings and profits. Also, the shareholders, if they received a distribution in excess of current or accumulated earnings and profits, would receive a return of capital that would reduce the basis of their shares of the Fund to the extent thereof. Any distribution in excess of a shareholder's basis in the shareholder's shares would be taxable as gain realized from the sale of such shares.

      The Fund will be liable for a nondeductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement. To avoid the tax, during each calendar year the Fund must distribute an amount equal to at least 98% of the sum of its ordinary income (not taking into account any capital gains or losses) for the calendar year, and its capital gain net income for the 12-month period ending on October 31, in addition to any undistributed portion of the respective balances from the prior year. For that purpose, any income or gain retained by the Fund that is subject to corporate tax will be considered to have been distributed by year-end. The Fund intends to make sufficient distributions to avoid this 4% excise tax.

Taxation of the Fund's Investments

      Original Issue Discount; Market Discount. For federal income tax purposes, debt securities purchased by the Fund may be treated as having original issue discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the excess of the stated redemption price at maturity of a debt obligation over the issue price. Original issue discount is treated for federal income tax purposes as income earned by the Fund, whether or not any income is actually received, and therefore is subject to the distribution requirements of the Code. Generally, the amount of original issue discount is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued interest. Under section 1286 of the Code, an investment in a stripped bond or stripped coupon may result in original issue discount.

      Debt securities may be purchased by the Fund at a discount that exceeds the original issue discount plus previously accrued original issue discount remaining on the securities, if any, at the time the Fund purchases the securities. This additional discount represents market discount for federal income tax purposes. In the case of any debt security issued after July 18, 1984, having a fixed maturity date of more than one year from the date of issue and having market discount, the gain realized on disposition will be treated as interest to the extent it does not exceed the accrued market discount on the security (unless the Fund elects to include such accrued market discount in income in the tax year to which it is attributable). Generally, market discount is accrued on a daily basis. The Fund may be required to capitalize, rather than deduct currently, part or all of any direct interest expense incurred or continued to purchase or carry any debt security having market discount, unless the Fund makes the election to include market discount currently. Because the Fund must include original issue discount in income, it will be more difficult for the Fund to make the distributions required for the Fund to maintain its status as a regulated investment company under Subchapter M of the Code or to avoid the 4% excise tax described above.

      Options and Futures Transactions. Certain of the Fund's investments may be subject to provisions of the Code that (i) require inclusion of unrealized gains or losses in the Fund's income for purposes of the 90% test, and require inclusion of unrealized gains in the Fund's income for the purposes of the excise tax and the distribution requirements applicable to regulated investment companies; (ii) defer recognition of realized losses; and (iii) characterize both realized and unrealized gain or loss as short-term and long-term gain, irrespective of the holding period of the investment. Such provisions generally apply to, among other investments, options on debt securities, indices on securities and futures contracts. The Fund will monitor its transactions and may make certain tax elections available to it in order to mitigate the impact of these rules and prevent disqualification of the Fund as a regulated investment company.

      Gains or losses attributable to foreign currency contracts or fluctuations in exchange rates that occur between the time the Fund accrues income or expenses denominated in a foreign currency and the time the Fund actually collects such income or pays such expenses are treated as ordinary income or loss. The portion of any gain or loss on the disposition of a debt security denominated in a foreign currency that is attributable to fluctuations in the value of the foreign currency during the holding period of the debt security will likewise be treated as ordinary income or loss. Such ordinary income or loss will increase or decrease the amount of the Fund's net investment income.

      If the Fund invests in the stock of certain "passive foreign investment companies" ("PFICs"), the income of such companies may become taxable to the Fund prior to its distribution to the Fund or, alternatively, ordinary income taxes and interest charges may be imposed on the Fund on "excess distributions" received by the Fund or on gain from the disposition of such investments by the Fund. Alternatively, if the stock of a PFIC is marketable, the Fund may elect to mark the stock of the PFIC to market annually, and to recognize gain or loss of the appreciation or depreciation in the stock. Any gain so recognized would be treated as ordinary income, and a loss would be recognized and treated as an ordinary deduction to the extent of any prior, unreversed amounts of gain recognized with respect to that stock. The Fund does not intend to invest in PFICs. Because of the broad scope of the PFIC rules, however, there can be no assurance that the Fund can avoid doing so.

Federal Income Taxation of Shareholders

      Dividends paid by the Fund may be eligible for the 70% dividends-received deduction for corporations. The percentage of the Fund's dividends eligible for such tax treatment may be less than 100% to the extent that less than 100% of the Fund's gross income may be from qualifying dividends of domestic corporations. Any dividend declared in October, November or December and made payable to shareholders of record in any such month is treated as received by such shareholder on December 31, provided that the Fund pays the dividend during January of the following calendar year.

      Distributions by the Fund can result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless may be taxable to the shareholder as ordinary income or capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a taxable distribution. The price of shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing shares just prior to a taxable distribution will then receive a return of investment upon distribution which will nevertheless be taxable to them.

      The Fund may be subject to foreign taxes, including foreign income taxes. If so, the Fund intends to meet the requirements of the Code for passing through to its shareholders the tax benefit of foreign income taxes paid, although there is no assurance that it will be able to do so. Under this provision, if more than half of the value of the total assets of the Fund at the close of its taxable year consists of stock or securities of foreign corporations, the fund will be eligible and intends to elect to pass through to its shareholders the amount of foreign taxes it paid if such amounts are material. Pursuant to this election, a United States shareholder will, in general, be required to (i) include in gross income, in addition to taxable distributions actually received, his or her pro rata share of the foreign taxes paid by the Fund, (ii) treat that share of taxes as having been paid directly by him or her, and (iii) either deduct such share of taxes or treat such share of taxes as a credit against United State income tax liability. A tax-exempt shareholder will ordinarily not benefit from this election.

      Generally, a credit for foreign taxes paid by the Fund may not exceed a shareholder's United States income tax attributable to the shareholder's foreign source income. This limitation applies separately to different categories of income, one of which is a foreign-source passive income, which is likely to include all of the foreign-source income of the Fund. As a result of these limitations, some shareholders may not be able to utilize fully any foreign tax credits generated by an investment in the Fund. In addition, holding period requirements apply so that, generally, the shareholder will be unable to take a tax credit for any foreign withholding tax on a dividend payment unless (a) the Fund held the stock in the foreign corporation for more than 15 days during the 30-day period beginning on the date that the stock becomes ex-dividend with respect to the dividend on which the withholding tax is paid and (b) the shareholder held his or her shares in the Fund during the same period. In the case of certain preference dividends on foreign stock, the 15-day and 30-day periods are extended to 45 days and 90 days, respectively. Shareholders also will be unable to claim a credit for foreign withholding taxes on dividends if the Fund has entered into certain hedging transactions with respect to the stock of the foreign corporation. Shareholders may take a deduction to the extent of any tax credits disallowed under the holding period and hedging rules. The Fund will provide its shareholders with information about the source of its income and the foreign taxes it has paid for use in preparing the shareholder's United States income tax returns, including information about withholding taxes for which a tax credit could be denied to the Fund under the holding period and hedging rules described above.

      The foregoing discussion of United States federal income tax law relates solely to the application of that law to United States persons, that is, United States citizens and residents and United States corporations, partnerships, trusts and estates. Each shareholder who is not a United States person should consider the United States and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to United States withholding tax at a rate of up to 30% (or at a lower rate under applicable treaty) on distributions from the Fund.

      Shareholders should consult their tax advisers about the application of the provisions of tax law described in this Statement of Additional Information in light of their particular tax situations.

      J. Distribution of Fund Shares

      The Trust has entered into a Distribution Agreement with State Street Research Investment Services, Inc., as Distributor, whereby the Distributor acts as agent to sell and distribute shares of the Fund. Shares of the Fund are sold through broker-dealers who have entered into sales agreements with the Distributor. The Fund has authorized certain broker-dealers to receive on its behalf purchase and redemption orders, and such broker-dealers are authorized to designate other intermediaries to receive orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when such broker-dealer, or, if applicable, the broker-dealer's designee, receives the order. In such case, orders will be priced at the Fund's net asset value next computed after the orders are received by an authorized broker-dealer or its designee. The Distributor distributes shares of the Fund on a continuous basis at an offering price which is based on the net asset value per share of the Fund plus (subject to certain exceptions) a sales charge which, at the election of the investor, may be imposed (i) at the time of purchase (the Class A shares) or
(ii) on a deferred basis (Class B(1), Class B and Class C shares). The Distributor may reallow all or portions of such sales charges as concessions to broker-dealers. The Distributor may also pay its affiliate MetLife Securities, Inc. additional sales compensation of up to 0.25% of certain sales or assets.

      The differences in the price at which the Fund's Class A shares are offered due to scheduled variations in sales charges, or Class S shares are offered, as described in the Fund's Prospectus, result from cost savings inherent in economies of scale, among other factors. Management believes that the cost of sales efforts of the Distributor and broker-dealers tends to decrease as the size of purchases increases, or does not involve any incremental sales expenses as in the case of, for example, exchanges, reinvestments or dividend investments at net asset value. Similarly, no significant sales effort is necessary for sales of shares at net asset value to certain Directors, Trustees, officers, employees, their relatives and other persons directly or indirectly related to the Fund or associated entities. Where shares of the Fund are offered at a reduced sales charge or without a sales charge pursuant to sponsored arrangements, managed fee-based programs and so-called "mutual fund supermarkets," among other special programs, the amount of the sales charge reduction will similarly reflect the anticipated reduction in sales expenses associated with such arrangements. The reductions in sales expenses, and therefore the reduction in sales charges, will vary depending on factors such as the size and other characteristics of the organization or program, and the nature of its membership or the participants. The Fund reserves the right to make variations in, or eliminate, sales charges at any time or to revise the terms of or to suspend or discontinue sales pursuant to sponsored arrangements or similar programs at any time.

      On any sale of Class A shares to a single investor in the amount of $1,000,000 or more, the Distributor may pay the authorized securities dealer making such sale a commission based on the aggregate of such sales. Such commission may also be paid to authorized securities dealers upon sales of Class A shares made pursuant to a Letter of Intent to purchase shares having a net asset value of $1,000,000 or more. Shares sold with such commissions payable are subject to a one-year contingent deferred sales charge of up to 1.00% on any portion of such shares redeemed within one year following their sale. After a particular purchase of Class A shares is made under the Letter of Intent, the commission will be paid only in respect of that particular purchase of shares. If the Letter of Intent is not completed, the commission paid will be deducted from any discounts or commissions otherwise payable to such dealer in respect of shares actually sold. If an investor is eligible to purchase shares at net asset value on account of the Right of Accumulation, the commission will be paid only in respect of the incremental purchase at net asset value.

Plan(s) of Distribution Pursuant to Rule 12b-1

      The Fund may have one or more Distribution Plans under Rule 12b-1, as set forth in Section II of this Statement of Additional Information for the Fund. Under the Fund's Distribution Plans, the Fund may engage, directly or indirectly, in financing any activities primarily intended to result in the sale of shares, including, but not limited to, (1) the payment of commissions to underwriters, securities dealers and others engaged in the sale of shares, including payments to the Distributor to be used to pay commissions to securities dealers (which securities dealers may be affiliates of the Distributor), (2) expenditures incurred by the Distributor in connection with the distribution and marketing of shares and the servicing of investor accounts, and (3) expenses incurred by the Distributor in connection with the servicing of shareholder accounts including payments to securities dealers and others for the provision of personal service to investors and/or the maintenance or servicing of shareholder accounts. In addition, the Distribution Plans authorize the Distributor and the Investment Manager to make payments out of management fees, general profits, revenues or other sources to underwriters, securities dealers and others in connection with sales of shares, to the extent, if any, that such payments may be deemed to be an indirect financing of any activity primarily resulting in the sale of shares of the Fund within the scope of Rule 12b-1 under the 1940 Act. Payments under the Distribution Plan may be discontinued at any time.

      A rule of the National Association of Securities Dealers, Inc. ("NASD") limits annual expenditures that the Fund may incur to 0.75% for distribution expenses and 0.25% for service fees. The NASD Rule also limits the aggregate amount that the Fund may pay for such distribution costs to 6.25% of gross share sales of a class since the inception of any asset-based sales charge plus interest at the prime rate plus 1% on unpaid amounts thereof (less any contingent deferred sales charges). Such limitation does not apply to the service fees.

      Some or all of the service fees are used to pay or reimburse dealers (including dealers that are affiliates of the Distributor) or others for personal services and/or the maintenance of shareholder accounts. A portion of any initial commission paid to dealers for the sale of shares of the Fund represents payment for personal services and/or the maintenance or servicing of shareholder accounts by such dealers. The distribution fees are used primarily to offset initial and ongoing commissions paid to dealers for selling such shares and for other sales and marketing expenditures. Dealers who have sold Class A shares are eligible for ongoing payments commencing as of the time of such sale. Dealers who have sold Class B(1), Class B and Class C shares are eligible for ongoing payments after the first year during which such shares have been held of record by such dealer as nominee for its clients (or by such clients directly).

      The Distributor provides distribution services on behalf of other funds having distribution plans and receives similar payments from, and incurs similar expenses on behalf of, such other funds. When expenses of the Distributor cannot be identified as relating to a specific fund, the Distributor allocates expenses among the funds in a manner deemed fair and equitable to each fund.

      The payment of service and distribution fees may continue even if the Fund ceases, temporarily or permanently, to sell one or more classes of shares to new accounts. During the period the Fund is closed to new accounts, the distribution fee will not be used for promotion expenses. The service and distribution fees are used during a closed period to cover services provided to current shareholders and to cover the compensation of financial professionals in connection with the prior sale of Fund shares, among other non-promotional distribution expenditures.

      The Distributor may pay certain dealers and other intermediaries additional compensation for sales and administrative services. The Distributor may provide cash and noncash incentives to intermediaries who, for example, sell significant amounts of shares or develop particular distribution channels. The Distributor may compensate dealers with clients who maintain their investments in the Fund over a period of years. The incentives can include merchandise and trips to, and attendance at, sales seminars at resorts. The Distributor may pay for administrative services, such as technological and computer systems support for the maintenance of pension plan participant records, for subaccounting and for distribution through mutual fund supermarkets or similar arrangements.

      No interested Trustee of the Trust has any direct or indirect financial interest in the operation of the Distribution Plans. The Distributor's interest in the Distribution Plans is described above.

      K. Calculation of Performance Data

      From time to time, in advertisements or in communications to shareholders or prospective investors, the Fund may compare the performance of its Class A, Class B(1), Class B, Class C or Class S shares to the performance of other mutual funds with similar investment objectives, to certificates of deposit and/or to other financial alternatives. The Fund may also compare its performance to appropriate indices, such as Standard & Poor's 500 Index, Consumer Price Index and Dow Jones Industrial Average and/or to appropriate rankings and averages such as those compiled by Lipper Analytical Services, Inc., Morningstar, Inc., Money Magazine, Business Week, Forbes Magazine, The Wall Street Journal and Investor's Daily.

      The average annual total return ("standard total return") of the Class A, Class B(1), Class B, Class C and Class S shares of each Fund will be calculated as set forth below. Total return is computed separately for each class of shares of the Fund.

Total Return

      Standard total return is computed separately for each class of shares by determining the average annual compounded rates of return over the designated periods that, if applied to the initial amount invested, would produce the ending redeemable value in accordance with the following formula:

                    P(1+T)^n = ERV

Where:     P        =      a hypothetical initial payment of $1,000

           T        =      average annual total return

           n        =      number of years

           ERV      =      ending redeemable value at the end of the designated
                           period assuming a hypothetical $1,000 payment made at the beginning of the designated period

      The calculation is based on the further assumptions that the highest applicable initial or contingent deferred sales charge is deducted, and that all dividends and distributions by the Fund are reinvested at net asset value on the reinvestment dates during the periods. All accrued expenses and recurring charges are also taken into account as described later herein.

Yield

      Yield for each class of the Fund's shares is computed by dividing the net investment income per share earned during a recent month or other specified 30-day period by the maximum offering price per share on the last day of the period and annualizing the result in accordance with the following formula:

                         YIELD = 2[((a-b/cd) + 1)^6 -1]

Where a    =    dividends and interest earned during the period

      b    =    expenses accrued for the period (net of voluntary expense
                reductions by the Investment Manager)

      c    =    the average daily number of shares outstanding during the period that were entitled to receive dividends

      d    =    the maximum offering price per share on the last day of the period

      To calculate interest earned (for the purpose of "a" above) on debt obligations, the Fund computes the yield to effective maturity of each obligation held by the Fund based on the market value of the obligation (including actual accrued interest) at the close of the last business day of the preceding period, or, with respect to obligations purchased during the period, the purchase price (plus actual accrued interest). The yield to effective maturity is then divided by 360 and the quotient is multiplied by the market value of the obligation (including actual accrued interest) to determine the interest income on the obligation for each day of the period that the obligation is in the portfolio. Dividend income is recognized daily based on published rates.

      With respect to the treatment of discount and premium on mortgage or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("paydowns"), the Fund accounts for gain or loss attributable to actual monthly paydowns as a realized capital gain or loss during the period. The Fund has elected not to amortize discount or premium on such securities.

      Undeclared earned income, computed in accordance with generally accepted accounting principles, may be subtracted from the maximum offering price. Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be declared as a dividend shortly thereafter. The maximum offering price includes, as applicable, a maximum sales charge of 4.5%.

      All accrued expenses are taken into account as described later herein.

      Yield information is useful in reviewing the Fund's performance, but because yields fluctuate, such information cannot necessarily be used to compare an investment in the Fund's shares with bank deposits, savings accounts and similar investment alternatives which often are insured and/or provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is a function of the kind and quality of the instruments in the Fund's portfolio, portfolio maturity and operating expenses and market conditions.

Accrued Expenses and Recurring Charges

      Accrued expenses include all recurring charges that are charged to all shareholder accounts in proportion to the length of the base period. The standard total return and yield results take sales charges, if applicable, into account, although the results do not take into account recurring and nonrecurring charges for optional services which only certain shareholders elect and which involve nominal fees, such as the $7.50 fee for wire orders.

      Accrued expenses do not include the subsidization, if any, by affiliates of fees or expenses during the subject period. In the absence of such subsidization, the performance of the Fund would have been lower.

Nonstandardized Total Return

      Each Fund may provide the above described standard total return results for Class A, Class B(1), Class B, Class C and Class S shares for periods which end no earlier than the most recent calendar quarter end and which begin twelve months before, five years before and ten years before (or the commencement of the Fund's operations, whichever is earlier). In addition, the Fund may provide nonstandardized total return results for differing periods, such as for the most recent six months, and/or without taking sales charges into account. Such nonstandardized total return is computed as otherwise described under "Total Return" except the result may or may not be annualized, and as noted any applicable sales charge, if any, may not be taken into account and therefore not deducted from the hypothetical initial payment of $1,000.

Distribution Rates

      Each Fund may also quote its distribution rate for each class of shares. The distribution rate is calculated by annualizing the latest per-share distribution from ordinary income and dividing the result by the offering price per share as of the end of the period to which the distribution relates. A distribution can include gross investment income from debt obligations purchased at a premium and in effect include a portion of the premium paid. A distribution can also include nonrecurring, gross short-term capital gains without recognition of any unrealized capital losses. Further, a distribution can include income from the sale of options by the Fund even though such option income is not considered investment income under generally accepted accounting principles.

      Because a distribution can include such premiums, capital gains and option income, the amount of the distribution may be susceptible to control by the Investment Manager through transactions designed to increase the amount of such items. Also, because the distribution rate is calculated in part by dividing the latest distribution by the offering price, which is based on net asset value plus any applicable sales charge, the distribution rate will increase as the net asset value declines. A distribution rate can be greater than the yield rate calculated as described above.

      L. Custodian

      State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is the custodian for Fund assets. As custodian State Street Bank and Trust Company is responsible for, among other things, safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on each Fund's investments. State Street Bank and Trust Company is not an affiliate of the Investment Manager or its affiliates.

      M. Independent Accountants

      PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, serves as the Trusts' independent accountants, providing professional services including (1) audits of each Fund's annual financial statements, (2) assistance and consultation in connection with SEC filings and (3) review of the annual income tax returns filed on behalf of each Fund.

      N. Financial Reports

      In addition to the reports provided to holders of record on a semiannual basis, other supplementary financial reports may be made available from time to time through electronic or other media. Shareholders with substantial holdings in one or more State Street Research Funds may also receive reports and other information which reflect or analyze their positions in a consolidated manner. For more information, call State Street Research Service Center.

                                     PART C
                               OTHER INFORMATION
                               -----------------

Item 23:  Exhibits


          (1)(a) First Amended and Restated Master Trust Agreement, Amendment No. 1 and Amendment No. 2 (6)

          (1)(b) Amendment No. 3 to First Amended and Restated Master Trust Agreement (7)

          (1)(c) Amendment No. 4 to First Amended and Restated Master Trust Agreement (8)

          (1)(d) Amendment No. 5 to First Amended and Restated Master Trust Agreement (9)

          (1)(e) Amendment No. 6 to First Amended and Restated Master Trust Agreement (11)

          (1)(f) Form of Amendment No. 7 to First Amended and Restated Master Trust Agreement (12)

          (2)(a)    By-Laws of the Registrant (1)**

          (2)(b)    Amendment No. 1 to By-Laws, effective September 30, 1992
                    (3)**


          (3)       Not Applicable

          (4)(a)    Deleted.

          (4)(b)    Deleted.


          (5)(a) Investment Advisory Contract with respect to State Street Capital Fund (1)**

          (5)(b) Restated Advisory Agreement with respect to State Street Research Small Capitalization Growth Fund and Letter Agreement relating to State Street Research Small Capitalization Value Fund (6)

          (6)(a) Distribution Agreement with State Street Research Investment Services, Inc. (4)**

          (6)(b)    Form of Selected Dealer Agreement, as Supplemented (8)

          (6)(c)    Form of Bank and Bank-Affiliated Broker-Dealer Agreement
                    (5)**

          (6)(d) Letter Agreement with respect to the Distribution Agreement relating to State Street Research Small Capitalization Value Fund (6)

          (7)       Not Applicable

          (8)(a)    Custodian Contract (1)**

          (8)(c) Letter Agreement with respect to the Custodian Contract relating to State Street Small Capitalization Growth Fund
                    (3)**

          (8)(d) Letter Agreement with respect to the Custodian Contract relating to State Street Research Small Capitalization Value Fund (6)

          (8)(e)    Data Access Services Addendum to Custodian Agreement (11)

          (9)       Agreement and Plan of Reorganization and Liquidation (1)**

          (10)(a) Consent and Opinion of counsel on legality of shares being issued with respect to State Street Capital Fund (3)**

          (10)(b) Consent and Opinion of counsel on legality of shares being issued with respect to State Street Small Capitalization Growth Fund (2)**

          (10)(c) Consent and Opinion of counsel on legality of shares being issued with respect to MetLife - State Street Research Small Capitalization Value Fund (5)**


          (11)      Consent of PricewaterhouseCoopers LLP

          (12)      Not Applicable


          (13)(a) Subscription and Investment Letters -- State Street Small Capitalization Growth Fund (3)**

          (13)(b) Subscription and Investment Letters -- State Street Research Small Capitalization Value Fund (6)


          (14)(a)   Deleted

          (14)(b)   Deleted

          (14)(c)   Deleted


          (15)(a) Plan of Distribution Pursuant to Rule 12b-1 with respect to State Street Research Capital Fund (5)**

          (15)(b) Letter Agreement with respect to Plan of Distribution Pursuant to Rule 12b-1 relating to State Street Research Small Capitalization Growth Fund (4)**

          (15)(c) Letter Agreement with respect to Plan of Distribution Pursuant to Rule 12b-1 relating to State Street Research Small Capitalization Value Fund (6)

          (15)(d)   Rule 12b-1 Plan for Class B(1) Shares (11)


          (16)(a)   Deleted

          (16)(b)   Deleted


          (17)(a) First Amended and Restated Multiple Class Expense Allocation Plan Adopted Pursuant to Rule 18f-3 (8)

          (17)(b) Addendum to First Amended and Restated Multiple Class Expense Allocation Plan (10)

          (18)(a)   Powers of Attorney (9)

          (18)(b) Certificate of Board Resolution Respecting Powers of Attorney (9)

          (18)(c)   Power of Attorney for Susan M. Phillips (10)

          (18)(d) Certificate of Board Resolution Respecting Power of Attorney for Susan M. Phillips (10)

          (18)(e)   Power of Attorney for Bruce R. Bond (11)

          (18)(f) Certificate of Board Resolution Respecting Power of Attorney for Bruce R. Bond (11)

          (19)(a)   New Account Application (10)

          (19)(b)   Additional Services Application (10)

          (19)(c)   MetLife Securities, Inc. New Account Application (10)


          (27)      Deleted

-------------
**Restated in electronic format in Post-Effective Amendment No. 15 filed on December 3, 1997.

 *The Series of the Registrant have changed their names at various times.
  Documents in this listing of Financial Statements and Exhibits which were effective prior to the most recent name change accordingly refer to a former name of such Series.

----------

Filed as part of the Registration Statement as noted below and incorporated herein by reference:

Footnote       Securities Act of 1933
Reference      Registration/Amendment                       Date Filed



   1           Post-Effective Amendment No. 2               December 2, 1988
   2           Post-Effective Amendment No. 6               May 26, 1992
   3           Post-Effective Amendment No. 7               November 25, 1992
   4           Post-Effective Amendment No. 8               November 26, 1993
   5           Post-Effective Amendment No. 10              November 18, 1994
   6           Post-Effective Amendment No. 11              October 11, 1995
   7           Post-Effective Amendment No. 12              November 29, 1995
   8           Post-Effective Amendment No. 14              January 21, 1997
   9           Post-Effective Amendment No. 15              December 3, 1997
  10           Post-Effective Amendment No. 16              December 3, 1998
  11           Post-Effective Amendment No. 17              December 17, 1999
  12           Post-Effective Amendment No. 18              January 19, 2000

Item 24.  Inapplicable

Item 25.  Indemnification

     Article VI of Registrant's First Amended and Restated Master Trust Agreement as further amended ("Master Trust Agreement") provides: The Trust shall indemnify (from the assets of the Sub-Trust or Sub-Trusts in question) each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person")) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (such conduct referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion.

     Under the Distribution Agreement between the Registrant and State Street Research Investment Services, Inc., the Registrant's distributor, the Registrant has agreed to indemnify and hold harmless State Street Research Investment Services, Inc. and each person who has been, is, or may hereafter be an officer, director, employee or agent of State Street Research Investment Services, Inc. against any loss, damage or expense reasonably incurred by any of them in connection with any claim or in connection with any action, suit or proceeding to which any of them may be a party, which arises out of or is alleged to arise out of or is based upon a violation of any of its covenants herein contained or any untrue or alleged untrue statement of material fact, or the omission or alleged omission to state a material fact necessary to make the statements made not misleading, in a Registration Statement or Prospectus of the Registrant, or any amendment or supplement thereto, unless such statement or omission was made in reliance upon written information furnished by State Street Research Investment Services, Inc.

     Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, underwriters and controlling persons of the Registrant, pursuant to Article VI of the Registrant's Master Trust Agreement, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

      Describe any other business, profession, vocation or employment of a substantial nature in which each investment adviser of the Registrant, and each director, officer or partner of any such investment adviser, is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.


                                                                                                        Principal business
Name                         Connection                    Organization                              address of organization
----                         ----------                    ------------                              -----------------------
State Street Research &      Investment Adviser            Various investment advisory                      Boston, MA
 Management Company                                        clients

Abbott, Christopher C.       Senior Managing               Pioneer Investment Mgmt.                         Boston, MA
    Executive Vice           Director
    President                (until 10/99)

Arpiarian, Tanya             None
    Vice President

Bangs, Linda L.              None
    Vice President

Barnwell, Amy F.             Vice President                State Street Research Investment Services, Inc.  Boston, MA
    Vice President

Bennett, Peter C.            Vice President                State Street Research Capital Trust              Boston, MA
    Director and             Vice President                State Street Research Exchange Trust             Boston, MA
    Executive Vice           Vice President                State Street Research Financial Trust            Boston, MA
    President                Vice President                State Street Research Growth Trust               Boston, MA
                             Vice President                State Street Research Institutional Trust        Boston, MA
                             Vice President                State Street Research Master Investment Trust    Boston, MA
                             Vice President                State Street Research Equity Trust               Boston, MA
                             Director                      State Street Research Investment Services, Inc.  Boston, MA
                             Director and Chairman         Boston Private Bank & Trust Co.                  Boston, MA
                             of Exec. Comm.
                             Vice President                State Street Research Income Trust               Boston, MA
                             Vice President                State Street Research Securities Trust           Boston, MA
                             President and Director        Christian Camps & Conferences, Inc.              Boston, MA
                             Chairman and Trustee          Gordon College                                   Wenham, MA

Bochman, Kathleen M.         None
    Vice President

Borzilleri, John             Vice President                State Street Research Financial Trust            Boston, MA
    Senior Vice President
    (Vice President
    until 4/98)

Bray, Michael J.             None
    Senior Vice President
    (Vice President
    until 4/98)

Brezinski, Karen             None
    Vice President

Brown, Susan H.              None
    Vice President

Buffum, Andrea L.            None
    Vice President

Burbank, John F.             None
    Senior Vice President

                                                                                                        Principal business
Name                         Connection                    Organization                              address of organization
----                         ----------                    ------------                              -----------------------
Calame, Mara D.              Vice President and            State Street Research Energy, Inc.               Boston, MA
    Vice President and       Assistant Counsel
    Assistant Secretary      Assistant Secretary           State Street Research Institutional Trust        Boston, MA

Canavan, Joseph W.           Assistant Treasurer           State Street Research Equity Trust               Boston, MA
    Senior Vice President    Assistant Treasurer           State Street Research Financial Trust            Boston, MA
    (Vice President          Assistant Treasurer           State Street Research Income Trust               Boston, MA
    until 4/98)              Assistant Treasurer           State Street Research Money Market Trust         Boston, MA
                             Assistant Treasurer           State Street Research Tax-Exempt Trust           Boston, MA
                             Assistant Treasurer           State Street Research Capital Trust              Boston, MA
                             Assistant Treasurer           State Street Research Exchange Trust             Boston, MA
                             Assistant Treasurer           State Street Research Growth Trust               Boston, MA
                             Assistant Treasurer           State Street Research Institutional Trust        Boston, MA
                             Assistant Treasurer           State Street Research Master Investment Trust    Boston, MA
                             Assistant Treasurer           State Street Research Securities Trust           Boston, MA
                             Assistant Treasurer           State Street Research Portfolios, Inc.           Boston, MA

Carstens, Linda C.           Vice President                State Street Research Investment                 Boston, MA
    Vice President                                         Services, Inc.

Clifford, Jr., Paul J.       Vice President                State Street Research Tax-Exempt Trust           Boston, MA
    Senior Vice President

Coleman, Thomas J.           None
    Vice President

Cullen, Terrence J.          Vice President and            State Street Research Investment Services, Inc.  Boston, MA
    Vice President           Assistant Counsel
    and Assistant Secretary

D'Vari, Ronald               None
    Senior Vice President

Depp, Maureen G.             None
    Vice President

DeVeuve, Donald              None
    Vice President

DiFazio, Susan M.W.          Senior Vice President         State Street Research Investment Services, Inc.  Boston, MA
    Vice President

Dillman, Thomas J.           Vice President                State Street Research Securities Trust           Boston, MA
    Senior Vice President

Drake, Susan W.              None
    Vice President

Dudley, Catherine            Vice President                State Street Research Capital Trust              Boston, MA
     Senior Vice President   Vice President                State Street Research Institutional Trust        Boston, MA

Duggan, Peter J.             None
    Senior Vice President

Ebel, Bruce A.
    Senior Vice President    Vice President                Loomis, Sayles & Company, L.P.                   Chicago, IL
                             (since 3/99)
                             Vice President                State Street Research Institutitonal Trust       Boston, MA

Egel, David J.               Vice President                Sun Life of Canada                               Boston, MA
    Vice President           (since 4/98)
                             Vice President                State Street Research Investment Services, Inc.  Boston, MA

Even, Karen L.               None
    Vice President

Fazo, Steven A.              None
    Vice President

Federoff, Alex G.            None
    Vice President

                                                                                                        Principal business
Name                         Connection                    Organization                              address of organization
----                         ----------                    ------------                              -----------------------
Fee, Richard E.              Vice President                State Street Research Investment Services, Inc.  Boston, MA
    Vice President

Feliciano, Rosalina          None
    Vice President

Ficco, Bonnie A.             None
    Vice President

Fochtman, Jr., Leo           None
    Vice President

Frey, Kenneth                Analyst                       The Boston Company                               Boston, MA
    Vice President           (until 10/99)

Gardner, Michael D.          None
    Senior Vice President

Geer, Bartlett R.            Vice President                State Street Research Equity Trust               Boston, MA
    Senior Vice President    Vice President                State Street Research Income Trust               Boston, MA

Giroux, June M.              None
    Vice President

Goganian, David              Vice President                Scudder-Kemper Investments                       Boston, MA
    Vice President           (until 6/99)
                             Vice President                State Street Research Investment Services, Inc.  Boston, MA

Goodman, Stephanie B.        Vice President                State Street Research Investment Services, Inc.  Boston, MA
    Vice President

Govoni, Electra              None
    Vice President

Grace, Evan                  None
    Vice President

Granger, Allison             None
    Vice President

Haggerty, Bryan D.           None
    Vice President

Hamilton, Jr., William A.    Treasurer and Director        Ellis Memorial and Eldredge House                Boston, MA
    Senior Vice President    Treasurer and Director        Nautical and Aviation Publishing Company, Inc.   Baltimore, MD
                             Treasurer and Director        North Conway Institute                           Boston, MA

Hasson, Ira P.               Vice President                State Street Research Investment Services, Inc.  Boston, MA
    Vice President

Haverty, Jr., Lawrence J.    Vice President                State Street Research Capital Trust              Boston, MA
    Senior Vice President

Heineke, George R.           None
    Vice President

Hickman, Joanne              Managing Director             Zurich Investment Management                     Chicago, IL
    Senior Vice President    (until 1/98)
                             Senior Vice President         State Street Research Investment Services, Inc.  Boston, MA

Holland, Thomas              Senior Vice President         Putnam Investments                               Boston, MA
    Vice President           (until 6/99)
                             Senior Vice President         State Street Research Investment Services, Inc.  Boston, MA

                                                                                                        Principal business
Name                         Connection                    Organization                              address of organization
----                         ----------                    ------------                              -----------------------
Huang, Jesse C.              None
    Vice President

Jackson, Jr.,                Vice President                State Street Research Equity Trust               Boston, MA
  F. Gardner                 Trustee                       Certain trusts of related and
    Senior Vice President                                  non-related individuals
                             Trustee and Chairman of the   Vincent Memorial Hospital                        Boston, MA
                               Board

Jamieson, Frederick H.       Vice President and
    Senior Vice President      Asst. Treasurer             State Street Research Investment Services, Inc.  Boston, MA
                             Vice President and Asst.
                               Treasurer                   SSRM Holdings, Inc.                              Boston, MA

Joseph, Robert I.            None
    Vice President

Kallis, John H.              Vice President                State Street Research Financial Trust            Boston, MA
    Senior Vice President    Vice President                State Street Research Income Trust               Boston, MA
                             Vice President                State Street Research Institutional Trust        Boston, MA
                             Vice President                State Street Research Money Market Trust         Boston, MA
                             Vice President                State Street Research Tax-Exempt Trust           Boston, MA
                             Vice President                State Street Research Securities Trust           Boston, MA
                             Trustee                       705 Realty Trust                                 Washington, D.C.

Kasper, M. Katherine         Vice President                State Street Research Investment Services, Inc.  Boston, MA
    Vice President

Kern, Stephen                None
    Vice President

Kiessling, Dyann H.          Vice President                State Street Research Money Market Trust         Boston, MA
    Vice President

Kluiber, Rudolph K.          Vice President                State Street Research Capital Trust              Boston, MA
    Senior Vice President
    (Vice President
    until 4/98)

Kuhn, Stephen P.             None
    Vice President

Langholm, Knut               Director                      State Street Research                            Luxembourg
    Senior Vice President

Leary, Eileen M.             None
    Vice President

Lomasney, Mary T.            None
    Vice President

Marinella, Mark A.           Portfolio Manager             STW Fixed Income Management, Ltd.                Boston, MA
    Senior Vice President    (Until 8/98)
                             Vice President                State Street Research Institutional Trust        Boston, MA

Markel, Gregory S.           None
    Vice President

Maurer, Jacqueline J.        None
    Vice President

McKown, Elizabeth            Vice President                 State Street Research Investment Services, Inc. Boston, MA
    Vice President

                                                                                                        Principal business
Name                         Connection                     Organization                              address of organization
----                         ----------                     ------------                              -----------------------
McNamara, III, Francis J.    Executive Vice President,      State Street Research Investment Services, Inc.  Boston, MA
    Executive Vice           Clerk and General Counsel
    President, Secretary     Secretary and General Counsel  State Street Research Master Investment Trust    Boston, MA
    and General Counsel      Secretary and General Counsel  State Street Research Capital Trust              Boston, MA
                             Secretary and General Counsel  State Street Research Exchange Trust             Boston, MA
                             Secretary and General Counsel  State Street Research Growth Trust               Boston, MA
                             Secretary and General Counsel  State Street Research Securities Trust           Boston, MA
                             Secretary and General Counsel  State Street Research Equity Trust               Boston, MA
                             Secretary and General Counsel  State Street Research Financial Trust            Boston, MA
                             Secretary and General Counsel  State Street Research Income Trust               Boston, MA
                             Secretary and General Counsel  State Street Research Money Market Trust         Boston, MA
                             Secretary and General Counsel  State Street Research Tax-Exempt Trust           Boston, MA
                             Secretary and General Counsel  SSRM Holdings, Inc.                              Boston, MA
                             Secretary and General Counsel  State Street Research Institutional Trust        Boston, MA

Maus, Gerard P.              Treasurer                      State Street Research Equity Trust               Boston, MA
    Director, Executive      Treasurer                      State Street Research Financial Trust            Boston, MA
    Vice President           Treasurer                      State Street Research Income Trust               Boston, MA
    Treasurer, Chief         Treasurer                      State Street Research Money Market Trust         Boston, MA
    Financial Officer and    Treasurer                      State Street Research Tax-Exempt Trust           Boston, MA
    Chief Administrative     Treasurer                      State Street Research Capital Trust              Boston, MA
    Officer                  Treasurer                      State Street Research Exchange Trust             Boston, MA
                             Treasurer                      State Street Research Growth Trust               Boston, MA
                             Treasurer                      State Street Research Master Investment Trust    Boston, MA
                             Treasurer                      State Street Research Institutional Trust        Boston, MA
                             Treasurer                      State Street Research Securities Trust           Boston, MA
                             Director, Executive Vice       State Street Research Investment Services, Inc.  Boston, MA
                              President, Treasurer and
                              Chief Financial Officer
                             Director                       Metric Holdings, Inc.                            San Francisco, CA
                             Director                       Certain wholly-owned subsidiaries
                                                              of Metric Holdings, Inc.
                             Treasurer and Chief            SSRM Holdings, Inc.                              Boston, MA
                             Financial Officer
                             Director                       State Street Research                            Luxembourg

Moore, Jr., Thomas P.        Vice President                 State Street Research Financial Trust            Boston, MA
    Senior Vice              Vice President                 State Street Research Equity Trust               Boston, MA
    President                Director                       Hibernia Savings Bank                            Quincy, MA
                             Governor on the Board          Association for Investment Management            Charlottesville, VA
                              of Governors                  and Research

Morey, Andrew                None
    Vice President

Mulligan, JoAnne C.          None
    Senior Vice President

Orr, Stephen C.              Member                         Technology Analysts of Boston                    Boston, MA
    Vice President           Member                         Electro-Science Analysts (of NYC)                New York, NY

Paddon, Steven W.            None
    Vice President

Pannell, James C.            Vice President                 State Street Research Institutional Trust        Boston, MA
    Executive Vice
    President

Peters, Kim M.               Vice President                 State Street Research Securities Trust           Boston, MA
    Senior Vice President    Vice President                 State Street Research Institutional Trust        Boston, MA

Pierce, James D.             None
    Vice President

Poritzky, Dean E.            None
    Vice President

Pyle, David J.               None
    Vice President

                                                                                                        Principal business
Name                         Connection                     Organization                              address of organization
----                         ----------                     ------------                              -----------------------
Ragsdale, E.K. Easton        Vice President                 State Street Research Financial Trust            Boston, MA
    Senior Vice President

Ransom, Clifford             Director of                    NatWest Markets
    Vice President           Special Situations

Rawlins, Jeffrey A.          Vice President                 State Street Research Institutional Trust        Boston, MA
    Senior Vice President

Rice III, Daniel Joseph      Vice President                 State Street Research Equity Trust               Boston, MA
    Senior Vice President

Romich, Douglas A.           Assistant Treasurer            State Street Research Equity Trust               Boston, MA
    Senior Vice President    Assistant Treasurer            State Street Research Financial Trust            Boston, MA
    (Vice President          Assistant Treasurer            State Street Research Income Trust               Boston, MA
    until 4/98)              Assistant Treasurer            State Street Research Money Market Trust         Boston, MA
                             Assistant Treasurer            State Street Research Tax-Exempt Trust           Boston, MA
                             Assistant Treasurer            State Street Research Capital Trust              Boston, MA
                             Assistant Treasurer            State Street Research Exchange Trust             Boston, MA
                             Assistant Treasurer            State Street Research Growth Trust               Boston, MA
                             Assistant Treasurer            State Street Research Institutional Trust        Boston, MA
                             Assistant Treasurer            State Street Research Master Investment Trust    Boston, MA
                             Assistant Treasurer            State Street Research Securities Trust           Boston, MA

Ryan, Michael J.             Vice President                 Delaware Management                              Philadelphia, PA
    Senior Vice President    (until 1/98)

Sanderson, Derek             None
    Senior Vice President

Schrage, Michael M.          None
    Vice President

Shaver, Jr. C. Troy          President, Chief               State Street Research Investment Services, Inc.  Boston, MA
    Executive Vice           Executive Officer and
    President                  Executive Vice President

Shean, William G.            None
    Vice President

Shively, Thomas A.           Vice President                 State Street Research Financial Trust            Boston, MA
    Director and             Vice President                 State Street Research Income Trust               Boston, MA
    Executive Vice           Vice President                 State Street Research Money Market Trust         Boston, MA
    President                Vice President                 State Street Research Tax-Exempt Trust           Boston, MA
                             Director                       State Street Research Investment Services, Inc.  Boston, MA
                             Vice President                 State Street Research Securities Trust           Boston, MA
                             Vice President                 State Street Research Institutional Trust        Boston, MA

Shoemaker, Richard D.        None
    Senior Vice President

Simi, Susan                  None
    Vice President

Stambaugh, Kenneth           None
    Vice President

Stolberg, Thomas             None
    Vice President

Strelow, Dan R.              None
    Senior Vice President

Swanson, Amy McDermott       Vice President                 State Street Research Institutional Trust      Boston, MA
    Senior Vice President

Tice, Robyn S.               None
    Vice President

Trebino, Anne M.             Vice President                 SSRM Holdings, Inc.                            Boston, MA
    Senior Vice President

                                                                                                               Principal business
Name                         Connection                       Organization                                   address of organization
----                         ----------                       ------------                                   -----------------------
Verni, Ralph F.              Chairman, President, Chief       State Street Research Capital Trust                 Boston, MA
     Chairman, President,    Executive Officer and Trustee
     Chief Executive         Chairman, President, Chief       State Street Research Exchange Trust                Boston, MA
     Officer and             Executive Officer and Trustee
     Director                Chairman, President, Chief       State Street Research Growth Trust                  Boston, MA
                             Executive Officer and Trustee
                             Chairman, President, Chief       State Street Research Master Investment Trust       Boston, MA
                             Executive Officer and Trustee
                             Chairman, President, Chief       State Street Research Securities Trust              Boston, MA
                             Executive Officer and Trustee
                             Chairman, President, Chief       State Street Research Equity Trust                  Boston, MA
                             Executive Officer and Trustee
                             Chairman, President, Chief       State Street Research Financial Trust               Boston, MA
                             Executive Officer and Trustee
                             Chairman, President, Chief       State Street Research Income Trust                  Boston, MA
                             Executive Officer and Trustee
                             Chairman, President, Chief       State Street Research Money Market Trust            Boston, MA
                             Executive Officer and Director
                             Chairman, President, and Chief   State Street Research Institutional Trust           Boston, MA
                             Executive Officer
                             Chairman, President, Chief       State Street Research Tax-Exempt Trust              Boston, MA
                             Executive Officer and Trustee
                             Chairman and Director            State Street Research Investment Services, Inc.     Boston, MA
                             (President and Chief Executive
                             Officer until 2/96)
                             Chairman and Director            Metric Holdings, Inc.                               San Francisco, CA
                             Director and Officer             Certain wholly-owned subsidiaries
                                                              of Metric Holdings, Inc.
                             Chairman of the Board            MetLife Securities, Inc.                            New York, NY
                             and Director (until 1/97)
                             President, Chief Executive       SSRM Holdings, Inc.                                 Boston, MA
                             Officer and Director
                             Director                         Colgate University                                  Hamilton, NY
                             Director                         State Street Research                               Luxembourg
                             Chairman and Director            SSR Realty Advisors, Inc.                           San Francisco, CA

Wallace, Julie K.            None
     Vice President

Walsh, Denis J.              None
     Vice President

Walsh, Tucker                Vice President                   State Street Research Capital Trust                 Boston, MA
     Vice President

Watts, Evan D., Jr.          Vice President                   State Street Research Investment Services, Inc.     Boston, MA
     Vice President

Weiss, James M.              Vice President                   State Street Research Exchange Trust                Boston, MA
     Executive Vice          Vice President                   State Street Research Financial Trust               Boston, MA
     President               Vice President                   State Street Research Growth Trust                  Boston, MA
     (Senior Vice            Vice President                   State Street Research Institutional Trust           Boston, MA
     President)              Vice President                   State Street Research Securities Trust              Boston, MA
     until 6/98)             Vice President                   State Street Research Capital Trust                 Boston, MA
                             Vice President                   State Street Research Equity Trust                  Boston, MA
                             Vice President                   State Street Research Income Trust                  Boston, MA
                             Vice President                   State Street Research Master Investment Trust       Boston, MA

Welch, Timothy M.            None
     Vice President

Westvold,                    Vice President                   State Street Research Institutional Trust           Boston, MA
   Elizabeth McCombs         Vice President                   State Street Research Securities Trust              Boston, MA
     Senior Vice President

Wilkins, Kevin               Senior Vice President            State Street Research Investment                    Boston, MA
     Senior Vice President   (Vice President until 9/98)      Services, Inc.
     (Vice President
     until 9/98)

Wilson, John T.              Vice President                   State Street Research Master Investment Trust       Boston, MA
     Senior Vice President   Vice President                   State Street Research Institutional Funds           Boston, MA
     (Vice President
     until 4/98)

                                                                                                                Principal business
Name                         Connection                     Organization                                     address of organization
----                         ----------                     ------------                                     -----------------------
Wing, Darman A.              Senior Vice President and      State Street Research Investment Services, Inc.       Boston, MA
    Senior Vice President,   Asst. Clerk
    Assistant Secretary      Assistant Secretary and        State Street Research Capital Trust                   Boston, MA
    and Assistant            Assistant General Counsel
    General Counsel          Assistant Secretary and        State Street Research Exchange Trust                  Boston, MA
    (Vice President          Assistant General Counsel
    until 4/98)              Assistant Secretary and        State Street Research Growth Trust                    Boston, MA
                             Assistant General Counsel
                             Assistant Secretary and        State Street Research Master Investment Trust         Boston, MA
                             Assistant General Counsel
                             Assistant Secretary and        State Street Research Securities Trust                Boston, MA
                             Assistant General Counsel
                             Assistant Secretary and        State Street Research Equity Trust                    Boston, MA
                             Assistant General Counsel
                             Assistant Secretary and        State Street Research Financial Trust                 Boston, MA
                             Assistant General Counsel
                             Assistant Secretary and        State Street Research Income Trust                    Boston, MA
                             Assistant General Counsel
                             Assistant Secretary and        State Street Research Money Market Trust              Boston, MA
                             Assistant General Counsel
                             Assistant Secretary and        State Street Research Tax-Exempt Trust                Boston, MA
                             Assistant General Counsel
                             Assistant Secretary and        SSRM Holdings, Inc.                                   Boston, MA
                             Assistant General Counsel

Woodbury, Robert S.          None
    Vice President

Woodworth, Jr., Kennard      Vice President                 State Street Research Exchange Trust                  Boston, MA
    Senior Vice              Vice President                 State Street Research Growth Trust                    Boston, MA
    President                Vice President                 State Street Research Institutional Trust             Boston, MA
                             Vice President                 State Street Research Securities Trust                Boston, MA

Wu, Norman N.                Partner                        Atlantic-Acton Realty                                 Framingham, MA
    Senior Vice President    Director                       Bond Analysts Society of Boston                       Boston, MA

Zuger, Peter A.              Vice President                 State Street Research Equity Trust                    Boston, MA
    Senior Vice              Portfolio Manager              American Century
    President                (until 9/98)                   Investment Management

Item 27.  Principal Underwriters

      (a) State Street Research Investment Services, Inc. serves as principal underwriter for State Street Research Equity Trust, State Street Research Financial Trust, State Street Research Income Trust, State Street Research Money Market Trust, State Street Research Tax-Exempt Trust, State Street Research Capital Trust, State Street Research Growth Trust, State Street Research Master Investment Trust, State Street Research Securities Trust and State Street Research Institutional Funds.

      (b) Directors and Officers of State Street Research Investment Services, Inc. are as follows:

     (1)                            (2)                          (3)
                                 Positions                    Positions
Name and Principal              and Offices                  and Offices
 Business Address            with Underwriter              with Registrant
Ralph F. Verni                Chairman of the               Chairman of
One Financial Center          Board and Director            the Board,
Boston, MA 02111                                            President,
                                                            Chief Executive
                                                            Officer and
                                                            Trustee

Peter C. Bennett              Director                      Vice President
One Financial Center
Boston, MA  02111

Gerard P. Maus                Executive Vice                Treasurer
One Financial Center          President, Treasurer,
Boston, MA  02111             Chief Financial
                              Officer, Chief
                              Administrative Officer
                              and Director

Thomas A. Shively             Director                      Vice President
One Financial Center
Boston, MA  02111

C. Troy Shaver, Jr.           President,                    None
One Financial Center          Chief Executive
Boston, MA 02111              Officer and
                              Executive Vice President

Francis J. McNamara, III      Executive Vice                Secretary
One Financial Center          President, General Counsel
Boston, MA 02111              and Clerk

Peter Borghi                  Senior Vice President         None
One Financial Center
Boston, MA 02111

Paul V. Daly                  Senior Vice President        None
One Financial Center
Boston, MA 02111

Susan M.W. DiFazio            Senior Vice President        None
One Financial Center
Boston, MA 02111

Joanne Hickman                Senior Vice President        None
One Financial Center
Boston, MA 02111

Thomas Holland                Senior Vice President        None
One Financial Center
Boston, MA 02111

Kevin Wilkins                 Senior Vice President        None
One Financial Center
Boston, MA 02111

Darman A. Wing                Senior Vice President,       Assistant
One Financial Center          Assistant General Counsel    Secretary
Boston, MA 02111              and Assistant Clerk

Amy F. Barnwell               Vice President               None
One Financial Center
Boston, MA 02111

Linda C. Carstens             Vice President               None
One Financial Center
Boston, MA 02111

Terrence J. Cullen            Vice President and           None
One Financial Center          Counsel
Boston, MA 02111

David J. Egel                 Vice President               None
One Financial Center
Boston, MA 02111

Richard E. Fee                Vice President               None
One Financial Center
Boston, MA 02111

Stephanie B. Goodman          Vice President               None
One Financial Center
Boston, MA 02111

Ira P. Hasson                 Vice President               None
One Financial Center
Boston, MA 02111

Frederick H. Jamieson         Vice President and           None
One Financial Center          Assistant Treasurer
Boston, MA 02111

M. Katharine Kasper           Vice President               None
One Financial Center
Boston, MA 02111

Elizabeth G. McKown           Vice President               None
One Financial Center
Boston, MA 02111

Amy L. Simmons                Vice President               Assistant
One Financial Center                                       Secretary
Boston, MA 02111

Evan D. Watts, Jr.            Vice President               None
One Financial Center
Boston, MA 02111

Item 28.  Location of Accounts and Records

Gerard P. Maus
State Street Research & Management Company
One Financial Center
Boston, MA 02111

Item 29.  Management Services

       Under a Shareholders' Administrative Services Agreement between the Registrant and the Distributor, the Distributor provides shareholders' administrative services, such as responding to inquiries and instructions from investors respecting the purchase and redemption of shares of series of the Registrant and received the amounts set forth below:


                                Year-end               Year-end                      Year-end
Fund                       September 30, 1997      September 30, 1998           September 30, 1999*
----                       ------------------      -------------------          ------------------
State Street Research
  Mid-Cap Growth Fund           $647,808               $681,841                     $960,771
  (formerly, State Street
   Research Capital Fund)

State Street Research
  Emerging Growth Fund          $ 31,061               $ 76,684                     $136,237

State Street Research
  Aurora Fund                   $ 32,786               $244,943                     $326,558

-------------
*Estimate.

Item 30.  Undertakings

      (a)   Inapplicable.

      (b)   Deleted.

      (c)   Deleted.

      (d)   Deleted.

      (e) The Registrant undertakes to hold a special meeting of shareholders of the Trust for the purpose of voting upon the question of removal of any trustee or trustees when requested in writing to do so by the record holders of not less than 10 per centum of the outstanding shares of the Trust and, in connection with such meeting, to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

      (f)   The Registrant has elected to include the information required by
Item 5A of Form N-1A in its annual report to shareholders. The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the applicable fund's latest annual report to shareholders upon request and without charge.

      (g)   Deleted.

                                    NOTICE

         A copy of the First Amended and Restated Master Trust Agreement, as further amended ("Master Trust Agreement") of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that the obligations of the Registrant hereunder, and the authorization, execution and delivery of this Registration Statement and Amendment, shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant as individuals or personally, but shall bind only the property of the series of the Registrant, as provided in the Master Trust Agreement. Each series of the Registrant shall be solely and exclusively responsible for all of its direct or indirect debts, liabilities, and obligations, and no other series shall be responsible for the same.

                                  SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 19 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 31st day of January, 2000.



                       STATE STREET RESEARCH CAPITAL TRUST

                             By:                  *
                                 -------------------------------------
                                 Ralph F. Verni
                                 Chief Executive Officer and President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed on the above date by the following persons in the capacities indicated:

                   * Trustee, Chairman of the Board ------------------------------------ and Chief Executive Officer
Ralph F. Verni                        (principal executive officer)


                   * Treasurer (principal financial ------------------------------------ and accounting officer)
Gerard P. Maus


                   *
------------------------------------  Trustee
Bruce R. Bond

                   *
------------------------------------  Trustee
Steve A. Garban


                   *
------------------------------------  Trustee
Malcolm T. Hopkins


                   *                  Trustee
------------------------------------
Dean O. Morton



                   *                  Trustee
------------------------------------
Susan M. Phillips



                   *
------------------------------------  Trustee
Toby Rosenblatt


                   *                  Trustee
------------------------------------
Michael S. Scott Morton


*By: /s/ Francis J. McNamara, III
     ----------------------------

         Francis J. McNamara, III,
         Attorney-in-Fact under Powers of
         Attorney incorporated by
         reference from Post-Effective
         Amendment No. 15, No. 16 and No. 17 filed December 3, 1997, December 4, 1998 and December 17, 1999, respectively.

                                               1933 Act Registration No. 2-86271
                                                      1940 Act File No. 811-3838
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              --------------------

                                    FORM N-1A

                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933                   [ ]

                        Pre-Effective Amendment No. ____                   [ ]


                         Post-Effective Amendment No. 19                   [X]


                                     and/or

                             REGISTRATION STATEMENT
                    UNDER THE INVESTMENT COMPANY ACT OF 1940               [ ]


                                Amendment No. 25                           [X]


                              --------------------

                       STATE STREET RESEARCH CAPITAL TRUST
       (Exact Name of Registrant as Specified in Articles of Organization)

                              --------------------

                                    EXHIBITS


================================================================================

                           INDEX TO EXHIBITS


(11)        Consent of PricewaterhouseCoopers LLP